FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05387

                        FRANKLIN MUTUAL SERIES FUND, INC.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
           ----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

           CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          ---------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:   973/912-2000
                                                     ---------------
Date of fiscal year end:  12/31
                         ---------

Date of reporting period: 9/30/07
                         ---------


Item 1. Schedule of Investments.


Franklin Mutual Series Fund Inc.

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Mutual Shares Fund .......................................................     3

Mutual Qualified Fund ....................................................    15

Mutual Beacon Fund .......................................................    25

Mutual Discovery Fund ....................................................    35

Mutual European Fund .....................................................    46

Mutual Financial Services Fund ...........................................    53

Notes to Statements of Investments .......................................    59

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o Templeton o MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

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Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 92.6%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 88.5%
          AEROSPACE & DEFENSE 0.1%
        a GenCorp Inc. ..................................................    United States          2,073,770       $    24,802,289
                                                                                                                    ----------------
          AIR FREIGHT & LOGISTICS 0.4%
          Deutsche Post AG ..............................................       Germany             3,543,452           102,885,532
                                                                                                                    ----------------
          AIRLINES 0.5%
        a ACE Aviation Holdings Inc., A .................................       Canada              2,376,693            63,572,863
      a,b ACE Aviation Holdings Inc., A, 144A ...........................       Canada                121,088             3,238,917
        a Northwest Airlines Corp. ......................................    United States          2,464,813            43,873,671
      a,d Northwest Airlines Corp., Contingent Distribution .............    United States        111,348,000             9,464,580
                                                                                                                    ----------------
                                                                                                                        120,150,031
                                                                                                                    ----------------
          AUTO COMPONENTS 0.3%
        a Lear Corp. ....................................................    United States          2,202,000            70,684,200
                                                                                                                    ----------------
          AUTOMOBILES 1.8%
          DaimlerChrysler AG ............................................       Germany             1,413,460           142,593,115
          General Motors Corp. ..........................................    United States          6,025,654           221,141,502
a,c,e,f,g International Automotive Components Group Brazil LLC ..........       Brazil              6,069,096            48,006,549
a,c,e,f,g International Automotive Components Group Japan LLC ...........        Japan              1,104,272             9,613,232
a,c,e,f,g International Automotive Components Group LLC .................     Luxembourg           25,796,752            25,796,752
a,c,e,f,g International Automotive Components Group NA LLC ..............    United States          9,502,067             8,011,193
                                                                                                                    ----------------
                                                                                                                        455,162,343
                                                                                                                    ----------------
          BEVERAGES 1.8%
          Brown-Forman Corp., A .........................................    United States            125,460             9,785,880
          Brown-Forman Corp., B .........................................    United States            606,036            45,398,157
          Coca-Cola Enterprises Inc. ....................................    United States          8,021,543           194,281,771
          Pernod Ricard SA ..............................................       France              1,031,416           225,092,187
                                                                                                                    ----------------
                                                                                                                        474,557,995
                                                                                                                    ----------------
          BUILDING PRODUCTS 0.4%
        a Armstrong World Industries Inc. ...............................    United States            408,961            16,599,727
      a,d Armstrong World Industries Inc., Contingent Distribution ......    United States         45,410,075               170,288
        a Owens Corning Inc. ............................................    United States          2,298,831            57,585,717
      a,c Owens Corning Inc. (restricted) ...............................    United States          1,021,874            24,318,046
                                                                                                                    ----------------
                                                                                                                         98,673,778
                                                                                                                    ----------------
          CAPITAL MARKETS 0.4%
          Legg Mason Inc. ...............................................    United States            762,241            64,249,294
          The Bear Stearns Cos. Inc. ....................................    United States            391,874            48,126,046
                                                                                                                    ----------------
                                                                                                                        112,375,340
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 3

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CHEMICALS 0.9%
      a,d Dow Corning Corp., Contingent Distribution ....................    United States        621,830,547       $    14,609,078
          Koninklijke DSM NV ............................................     Netherlands           1,088,980            58,780,837
          Linde AG ......................................................       Germany             1,240,940           154,849,147
                                                                                                                    ----------------
                                                                                                                        228,239,062
                                                                                                                    ----------------
          COMMERCIAL BANKS 6.8%
          ABN AMRO Holding NV ...........................................     Netherlands           2,000,297           105,404,440
          ABN AMRO Holding NV, ADR ......................................     Netherlands              54,700             2,871,750
        a Banco Popolare SpA ............................................        Italy              4,088,405            91,596,752
      a,f Centennial Bank Holdings Inc. .................................    United States          5,731,834            36,683,738
          Danske Bank AS ................................................       Denmark             5,051,544           205,115,541
  a,c,e,f Elephant Capital Holdings Ltd. ................................        Japan                 26,671            24,344,268
          Intesa Sanpaolo SpA ...........................................        Italy             20,444,175           157,876,696
        a Investors Bancorp Inc. ........................................    United States              1,796                25,431
          Mitsubishi UFJ Financial Group Inc. ...........................        Japan             10,701,000            96,512,978
    a,c,e NCB Warrant Holdings Ltd., A ..................................        Japan                124,040            10,199,809
          Societe Generale, A ...........................................       France                943,712           158,377,002
          Sumitomo Mitsui Financial Group Inc. ..........................        Japan                 12,856           100,166,449
          Swedbank AB, A ................................................       Sweden              2,629,481            87,947,286
          U.S. Bancorp ..................................................    United States         16,132,950           524,804,864
          UnionBanCal Corp. .............................................    United States          1,002,800            58,573,548
          Wachovia Corp. ................................................    United States          2,015,943           101,099,541
                                                                                                                    ----------------
                                                                                                                      1,761,600,093
                                                                                                                    ----------------
          COMMERCIAL SERVICES & SUPPLIES 0.0% h
        a Comdisco Holding Co. Inc. .....................................    United States              1,994                23,529
      a,d Comdisco Holding Co. Inc., Contingent Distribution ............    United States         95,431,240                    --
                                                                                                                    ----------------
                                                                                                                             23,529
                                                                                                                    ----------------
          COMMUNICATIONS EQUIPMENT 1.4%
          Motorola Inc. .................................................    United States         19,122,930           354,347,893
                                                                                                                    ----------------
          COMPUTERS & PERIPHERALS 1.5%
  a,c,e,f DecisionOne Corp. .............................................    United States          1,879,100                    --
  a,c,e,f DecisionOne Corp., wts., 6/08/17 ..............................    United States          1,031,766                    --
        a Dell Inc. .....................................................    United States          9,965,310           275,042,556
        a Lexmark International Inc., A .................................    United States          2,487,110           103,289,678
                                                                                                                    ----------------
                                                                                                                        378,332,234
                                                                                                                    ----------------
          CONSTRUCTION MATERIALS 0.5%
          Florida Rock Industries Inc. ..................................    United States          2,202,700           137,646,723
                                                                                                                    ----------------
          CONSUMER FINANCE 1.8%
    a,c,e Cerberus CG Investor I LLC ....................................    United States         49,252,400            51,700,244
    a,c,e Cerberus CG Investor II LLC ...................................    United States         49,252,400            51,700,244


4 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSUMER FINANCE (CONTINUED)
    a,c,e Cerberus CG Investor III LLC ..................................    United States         24,626,200       $    25,850,122
    a,c,e Cerberus FIM Investors Auto Finance LLC .......................    United States         11,573,733             9,242,089
    a,c,e Cerberus FIM Investors Commercial Finance LLC .................    United States          1,478,887             1,180,950
    a,c,e Cerberus FIM Investors Commercial Mortgage LLC ................    United States          2,530,476             2,020,686
    a,c,e Cerberus FIM Investors Insurance LLC ..........................    United States         12,055,348             9,626,678
    a,c,e Cerberus FIM Investors Rescap LLC .............................    United States         25,569,306            20,418,114
          SLM Corp. .....................................................    United States          5,773,400           286,764,778
                                                                                                                    ----------------
                                                                                                                        458,503,905
                                                                                                                    ----------------

          CONTAINERS & PACKAGING 0.8%
          Temple-Inland Inc. ............................................    United States          4,097,620           215,657,741
                                                                                                                    ----------------

          DIVERSIFIED CONSUMER SERVICES 0.2%
          H&R Block Inc. ................................................    United States          3,017,638            63,913,573
                                                                                                                    ----------------

          DIVERSIFIED FINANCIAL SERVICES 2.0%
          Citigroup Inc. ................................................    United States          5,324,930           248,514,483
        i Fortis ........................................................      Belgium              7,840,140           230,884,008
        a Fortis, rts., 10/09/07 ........................................      Belgium              7,840,140            41,592,664
      a,d Marconi Corp., Contingent Distribution ........................   United Kingdom         77,739,439                    --
                                                                                                                    ----------------
                                                                                                                        520,991,155
                                                                                                                    ----------------

          DIVERSIFIED TELECOMMUNICATION SERVICES 2.1%
a,c,e,f,g AboveNet Inc. .................................................    United States            772,412            38,620,600
a,d,e,f,g AboveNet Inc., Contingent Distribution ........................    United States         40,151,000                    --
  a,c,f,g AboveNet Inc., options to purchase (shares), exercise price
            $20.95, expiration date 9/09/13 .............................    United States              1,065                45,422
a,c,e,f,g AboveNet Inc., wts., 9/08/08 ..................................    United States             29,283             1,364,588
a,c,e,f,g AboveNet Inc., wts., 9/08/10 ..................................    United States             34,449             1,495,087
          Belgacom ......................................................      Belgium                495,996            23,016,840
          Chunghwa Telecom Co. Ltd., ADR ................................       Taiwan                236,558             4,371,592
          Embarq Corp. ..................................................    United States          1,513,102            84,128,471
    a,d,e Global Crossing Holdings Ltd., Contingent Distribution ........    United States        105,649,309                    --
          Koninklijke (Royal) KPN NV ....................................     Netherlands           3,202,416            55,579,969
          Telefonica SA .................................................       Spain               4,251,926           119,029,875
          Verizon Communications Inc. ...................................    United States          5,166,818           228,786,701
                                                                                                                    ----------------
                                                                                                                        556,439,145
                                                                                                                    ----------------

          ELECTRIC UTILITIES 1.4%
          E.ON AG .......................................................       Germany             1,652,032           304,932,269
          Exelon Corp. ..................................................    United States            628,000            47,326,080
                                                                                                                    ----------------
                                                                                                                        352,258,349
                                                                                                                    ----------------

          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
          Tyco Electronics Ltd. .........................................    United States          5,025,352           178,751,771
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 5

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          ENERGY EQUIPMENT & SERVICES 1.0%
        a Seadrill Ltd. .................................................       Bermuda             5,877,230       $   132,180,987
      a,j Transocean Inc. ...............................................    United States          1,170,750           132,353,288
                                                                                                                    ----------------
                                                                                                                        264,534,275
                                                                                                                    ----------------

          FOOD & STAPLES RETAILING 3.2%
          Carrefour SA ..................................................       France              2,710,739           189,926,011
          CVS Caremark Corp. ............................................    United States          6,785,286           268,900,884
          Kroger Co. ....................................................    United States          4,644,523           132,461,796
          Wal-Mart Stores Inc. ..........................................    United States          5,423,910           236,753,672
                                                                                                                    ----------------
                                                                                                                        828,042,363
                                                                                                                    ----------------

          FOOD PRODUCTS 3.7%
          Cadbury Schweppes PLC .........................................   United Kingdom         20,153,076           233,843,617
          General Mills Inc. ............................................    United States          1,037,600            60,191,176
          Groupe Danone .................................................       France              1,342,702           105,698,468
          Koninklijke Numico NV .........................................     Netherlands           1,129,948            87,661,185
          Kraft Foods Inc., A ...........................................    United States          5,527,074           190,739,324
          Nestle SA .....................................................     Switzerland             653,170           293,477,586
                                                                                                                    ----------------
                                                                                                                        971,611,356
                                                                                                                    ----------------

          HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
        a Covidien Ltd. .................................................    United States          4,006,372           166,264,438
          Dade Behring Holdings Inc. ....................................    United States          1,127,161            86,058,743
          Hillenbrand Industries Inc. ...................................    United States          1,462,406            80,461,578
                                                                                                                    ----------------
                                                                                                                        332,784,759
                                                                                                                    ----------------

          HEALTH CARE PROVIDERS & SERVICES 1.9%
      a,f Community Health Systems Inc. .................................    United States          4,797,081           150,820,227
a,c,e,f,g Kindred Healthcare Inc. .......................................    United States          2,860,528            48,670,454
a,c,e,f,g Kindred Healthcare Inc., options to purchase (shares):
            exercise price $18.15, expiration date 7/17/11 ..............    United States              5,731                    --
            exercise price $19.87, expiration date 1/01/12 ..............    United States              1,720                    --
            exercise price $6.94, expiration date 1/01/13 ...............    United States              1,710                17,227
            exercise price $19.87, expiration date 1/01/14 ..............    United States              1,276                    --
            exercise price $21.33, expiration date 1/10/15 ..............    United States                709                    --
            exercise price $22.08, expiration date 1/10/16 ..............    United States                354                    --
          MDS Inc. ......................................................       Canada              2,178,151            47,069,702
        a PharMerica Inc. ...............................................    United States          1,047,022            15,621,568
          Quest Diagnostics Inc. ........................................    United States          2,635,400           152,247,058
      a,f Tenet Healthcare Corp. ........................................    United States         25,881,411            86,961,541
                                                                                                                    ----------------
                                                                                                                        501,420,632
                                                                                                                    ----------------


6 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HOTELS, RESTAURANTS & LEISURE 1.3%
          Hilton Hotels Corp. ...........................................    United States          5,463,720       $   254,008,343
        a Trump Entertainment Resorts Inc. ..............................    United States          1,823,378            11,760,788
          Wyndham Worldwide Corp. .......................................    United States          1,845,958            60,473,584
                                                                                                                    ----------------
                                                                                                                        326,242,715
                                                                                                                    ----------------
          HOUSEHOLD DURABLES 0.6%
      f,i Beazer Homes USA Inc. .........................................    United States          2,147,880            17,720,010
          Koninklijke Philips Electronics NV ............................     Netherlands           3,195,743           144,243,263
                                                                                                                    ----------------
                                                                                                                        161,963,273
                                                                                                                    ----------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.0%
          Constellation Energy Group ....................................    United States          3,333,700           285,998,123
          TXU Corp. .....................................................    United States          3,301,480           226,052,336
                                                                                                                    ----------------
                                                                                                                        512,050,459
                                                                                                                    ----------------
          INDUSTRIAL CONGLOMERATES 3.8%
          Keppel Corp. Ltd. .............................................     Singapore            16,278,934           157,781,955
        g Orkla ASA .....................................................       Norway             24,350,543           434,960,174
          Siemens AG ....................................................       Germany             2,072,525           284,479,185
          Tyco International Ltd. .......................................    United States          2,541,832           112,704,830
                                                                                                                    ----------------
                                                                                                                        989,926,144
                                                                                                                    ----------------
          INSURANCE 8.1%
        a Alleghany Corp. ...............................................    United States            348,651           141,552,306
          Allianz SE ....................................................       Germany               635,950           148,600,201
          American International Group Inc. .............................    United States          2,237,380           151,358,757
        a Berkshire Hathaway Inc., A ....................................    United States              1,590           188,430,900
        a Berkshire Hathaway Inc., B ....................................    United States            149,920           592,483,840
        a Conseco Inc. ..................................................    United States          4,553,790            72,860,640
          Hartford Financial Services Group Inc. ........................    United States            649,800            60,138,990
          Nationwide Financial Services Inc., A .........................    United States            239,050            12,865,671
          Old Republic International Corp. ..............................    United States          6,101,302           114,338,399
    a,c,e Olympus Re Holdings Ltd. ......................................    United States            202,380               269,165
          Prudential Financial Inc. .....................................    United States            948,700            92,574,146
          The Travelers Cos. Inc. .......................................    United States          1,385,982            69,770,334
        f White Mountains Insurance Group Ltd. ..........................    United States            729,457           379,135,276
          Zurich Financial Services AG ..................................     Switzerland             220,130            66,048,456
                                                                                                                    ----------------
                                                                                                                      2,090,427,081
                                                                                                                    ----------------
          IT SERVICES 0.8%
        a Alliance Data Systems Corp. ...................................    United States          1,495,430           115,806,099
        a CheckFree Corp. ...............................................    United States          1,816,900            84,558,526
                                                                                                                    ----------------
                                                                                                                        200,364,625
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 7

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          LEISURE EQUIPMENT & PRODUCTS 0.8%
          Mattel Inc. ...................................................    United States          8,280,590       $   194,262,641
                                                                                                                    ----------------
          MACHINERY 0.2%
        f Federal Signal Corp. ..........................................    United States          3,360,800            51,621,888
    a,c,e Motor Coach Industries International Inc., wts., 5/27/09 ......    United States                 12                    --
                                                                                                                    ----------------
                                                                                                                         51,621,888
                                                                                                                    ----------------
          MARINE 0.8%
          A.P. Moller - Maersk AS .......................................      Denmark                 15,130           207,821,321
                                                                                                                    ----------------
          MEDIA 6.7%
      a,d Adelphia Communications Corp., Contingent Distribution ........    United States         51,941,000             9,117,367
        a Adelphia Recovery Trust .......................................    United States         99,967,609             7,877,448
      a,d Adelphia Recovery Trust Arahova Contingent Value Vehicle,
            Contingent Distribution .....................................    United States         12,005,115             6,062,583
        a Cablevision Systems Corp., A ..................................    United States          2,617,495            91,455,275
      a,d Century Communications Corp., Contingent Distribution .........    United States         33,138,000                    --
        a Comcast Corp., A ..............................................    United States          7,086,490           169,792,300
          Dow Jones & Co. Inc. ..........................................    United States          1,582,888            94,498,414
        a Liberty Media Holding Corp. - Capital, A ......................    United States          1,271,417           158,710,984
          News Corp., A .................................................    United States         15,150,522           333,159,979
          Sun-Times Media Group Inc., A .................................    United States          1,929,706             4,380,433
        a Time Warner Cable Inc., A .....................................    United States          2,237,958            73,405,022
          Time Warner Inc. ..............................................    United States         15,148,228           278,121,466
    a,e,f TVMAX Holdings Inc. ...........................................    United States            257,217                    --
        a Viacom Inc., B ................................................    United States          4,820,631           187,859,990
          Virgin Media Inc. .............................................   United Kingdom          9,133,425           221,668,225
          WPP Group PLC .................................................   United Kingdom          7,014,952            95,035,052
                                                                                                                    ----------------
                                                                                                                      1,731,144,538
                                                                                                                    ----------------
          METALS & MINING 2.3%
          Alcan Inc. ....................................................       Canada              1,666,490           166,782,319
          Alcoa Inc. ....................................................    United States            980,370            38,352,074
        j Anglo American PLC ............................................   United Kingdom          2,155,893           145,108,280
        j ArcelorMittal .................................................     Netherlands           2,917,817           230,483,263
  c,e,f,g Esmark Inc. ...................................................    United States             16,598            13,614,178
                                                                                                                    ----------------
                                                                                                                        594,340,114
                                                                                                                    ----------------
          MULTI-UTILITIES 1.4%
          Energy East Corp. .............................................    United States          3,005,100            81,287,955
          NorthWestern Corp. ............................................    United States            716,460            19,466,218
      a,d NorthWestern Corp., Contingent Distribution ...................    United States         21,699,220             2,051,323
        a NorthWestern Corp., wts., 11/01/07 ............................    United States             39,226               156,120
          RWE AG ........................................................      Germany              1,302,182           163,493,955
          Suez SA .......................................................       France              1,684,990            99,242,422
                                                                                                                    ----------------
                                                                                                                        365,697,993
                                                                                                                    ----------------


8 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY      RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS 1.9%
      a,e Apco Oil Corp. ................................................    United States              9,200       $            --
          BP PLC ........................................................   United Kingdom         10,535,110           122,350,587
          BP PLC, ADR ...................................................   United Kingdom             46,400             3,217,840
          Royal Dutch Shell PLC, A ......................................   United Kingdom          5,899,493           243,648,212
          Total SA, B ...................................................       France              1,523,752           123,905,756
                                                                                                                    ----------------
                                                                                                                        493,122,395
                                                                                                                    ----------------
          PAPER & FOREST PRODUCTS 3.5%
        a Domtar Corp. ..................................................    United States          9,517,620            78,044,484
          International Paper Co. .......................................    United States          9,480,806           340,076,511
          MeadWestvaco Corp. ............................................    United States          1,583,333            46,755,823
          Mondi Ltd. ....................................................    South Africa             236,911             2,365,953
          Mondi PLC .....................................................   United Kingdom            592,278             5,636,113
          Weyerhaeuser Co. ..............................................    United States          6,165,330           445,753,359
                                                                                                                    ----------------
                                                                                                                        918,632,243
                                                                                                                    ----------------
          PHARMACEUTICALS 2.9%
          Bristol-Myers Squibb Co. ......................................    United States          3,834,520           110,510,866
          Novartis AG ...................................................     Switzerland           2,427,900           134,014,240
          Pfizer Inc. ...................................................    United States         11,568,920           282,628,716
          Sanofi-Aventis ................................................       France              1,930,337           163,464,446
        a Valeant Pharmaceuticals International .........................    United States          3,520,835            54,502,526
                                                                                                                    ----------------
                                                                                                                        745,120,794
                                                                                                                    ----------------
          REAL ESTATE 1.9%
      a,f Alexander's Inc. ..............................................    United States            326,675           125,933,213
          Archstone-Smith Trust .........................................    United States          1,459,028            87,745,944
        e Canary Wharf Group PLC ........................................   United Kingdom         14,262,931           148,276,939
          Link REIT .....................................................      Hong Kong           17,828,204            39,213,358
          Potlatch Corp. ................................................    United States            119,299             5,372,034
          The St. Joe Co. ...............................................    United States          1,052,935            35,389,145
          Ventas Inc. ...................................................    United States          1,072,765            44,412,471
                                                                                                                    ----------------
                                                                                                                        486,343,104
                                                                                                                    ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
        a LSI Corp. .....................................................    United States         20,335,524           150,889,588
                                                                                                                    ----------------
          SOFTWARE 1.2%
          Microsoft Corp. ...............................................    United States         10,837,929           319,285,388
                                                                                                                    ----------------
          SPECIALTY RETAIL 1.1%
          The Home Depot Inc. ...........................................    United States          8,465,150           274,609,466
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% h
          Christian Dior SA .............................................        France                30,544             3,908,967
                                                                                                                    ----------------


                                         Quarterly Statements of Investments | 9

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                     COUNTRY     RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          THRIFTS & MORTGAGE FINANCE 1.5%
          Hudson City Bancorp Inc. ......................................    United States         12,931,569       $   198,887,531
          Sovereign Bancorp Inc. ........................................    United States          4,439,214            75,644,207
          Washington Mutual Inc. ........................................    United States          2,920,840           103,134,860
                                                                                                                    ----------------
                                                                                                                        377,666,598
                                                                                                                    ----------------
          TOBACCO 7.7%
          Altadis SA ....................................................        Spain              4,442,253           312,573,686
          Altria Group Inc. .............................................    United States          4,585,530           318,831,901
          British American Tobacco PLC ..................................   United Kingdom         12,181,486           436,752,593
          British American Tobacco PLC, ADR .............................   United Kingdom             70,550             5,078,189
          Imperial Tobacco Group PLC ....................................   United Kingdom          6,933,289           317,967,168
          Japan Tobacco Inc. ............................................        Japan                 30,953           170,029,973
          KT&G Corp. ....................................................     South Korea           2,102,036           164,221,562
          Reynolds American Inc. ........................................    United States          4,297,230           273,260,856
                                                                                                                    ----------------
                                                                                                                      1,998,715,928
                                                                                                                    ----------------
          TRANSPORTATION INFRASTRUCTURE 0.0% h
        a Groupe Eurotunnel SA, wts., 12/30/11 ..........................        France             2,855,237               936,526
                                                                                                                    ----------------
          WIRELESS TELECOMMUNICATION SERVICES 0.5%
          Alltel Corp. ..................................................    United States          1,922,490           133,959,103
                                                                                                                    ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
           (COST $17,735,258,090) .......................................                                            22,893,442,958
                                                                                                                    ----------------
          PREFERRED STOCKS 0.2%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
        c PTV Inc., 10.00%, pfd., A .....................................   United Kingdom            199,566               199,566
                                                                                                                    ----------------
          METALS & MINING 0.2%
  c,e,f,g Esmark Inc., 8.00%, cvt., pfd., A .............................    United States             61,740            59,474,085
                                                                                                                    ----------------
          TOTAL PREFERRED STOCKS (COST $62,338,639) .....................                                                59,673,651
                                                                                                                    ----------------
          OPTIONS PURCHASED 0.6%
          CALL OPTIONS 0.3%
          Meadwestvaco Corp., exercise price $0.00, expiration date
          10/05/07, shares ..............................................    United States          2,533,124            74,803,152
      a,c Owens Corning Inc., exercise price $37.50, expiration date
          1/02/08, shares ...............................................    United States            911,589                86,601
                                                                                                                    ----------------
                                                                                                                         74,889,753
                                                                                                                    ----------------


10 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL SHARES FUND                                                    COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          OPTIONS PURCHASED (CONTINUED)
          PUT OPTIONS 0.3%
        a Dow Jones EUROSTOXX 50, exercise price $4,088.73,
            expiration date 6/20/08, contracts ..........................    United States            198,986       $    32,428,748
        a S&P 500 Index, exercise price $1,250.00, expiration date
            6/21/08, contracts ..........................................    United States              8,445            15,961,050
        a S&P 500 Index, exercise price $1,375.00, expiration date
            6/21/08, contracts ..........................................    United States             11,134            41,084,460
                                                                                                                    ----------------
                                                                                                                         89,474,258
                                                                                                                    ----------------
           TOTAL OPTIONS PURCHASED (COST $196,583,413) ...................                                              164,364,011
                                                                                                                    ----------------

                                                                                             --------------------
                                                                                              PRINCIPAL AMOUNT l
                                                                                             --------------------
          CORPORATE BONDS & NOTES 2.4%
        b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ........        Canada             5,190,000 CAD         5,740,862
      c,e Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...................    United States         49,252,400            51,700,244
      c,e Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..................    United States         49,252,400            51,700,244
      c,e Cerberus CG Investor III LLC, 12.00%, 7/31/14 .................    United States         24,626,200            25,850,122
      c,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .....    United States         34,533,170            27,576,118
      c,e Cerberus FIM Investors Commercial Finance LLC, 12.00%,
            11/22/13 ....................................................    United States          4,436,661             3,542,851
      c,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
            11/22/13 ....................................................    United States          7,591,429             6,062,060
      c,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ........    United States         36,166,045            28,880,034
      c,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...........    United States         76,707,917            61,254,340
    c,e,f DecisionOne Corp.,
             12.00%, 4/15/10 ............................................    United States          2,299,566             2,299,566
          k  FRN, 10.34%, 5/12/09 .......................................    United States            433,342               433,342
          Groupe Eurotunnel SA, cvt.,
             3.00%, 7/28/08 .............................................       France                 53,400 EUR           159,542
             3.00%, 7/28/08 .............................................       France                 43,989 GBP           188,595
             3.00%, 6/28/09 .............................................       France                 53,400 EUR           154,211
             3.00%, 6/28/09 .............................................       France                 43,989 GBP           182,293
             3.00%, 7/28/10 .............................................       France             18,944,500 EUR        52,007,246
             3.00%, 7/28/10 .............................................       France             11,239,769 GBP        44,278,128
             6.00%, 7/28/10 .............................................       France             45,720,800 EUR        87,045,248
             6.00%, 7/28/10 .............................................       France             28,063,345 GBP        74,659,299
  c,e,f,g International Automotive Components Group NA LLC, 9.00%,
            4/01/17 .....................................................    United States          5,851,000             5,851,000
    c,e,k Motor Coach Industries International Inc., FRN, 18.36%,
            12/01/08 ....................................................    United States         64,669,901            64,023,202
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..............    United States         36,590,212            30,644,303
      e,f TVMAX Holdings Inc., PIK,
             11.50%, 11/30/07 ...........................................    United States            552,956               387,069
             14.00%, 11/30/07 ...........................................    United States          1,540,586             1,078,410
      c,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ..............    United States          7,906,000             7,906,000
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $650,741,229) .............                                               633,604,329
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 11

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT l/
          MUTUAL SHARES FUND                                                    COUNTRY              SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
      b,m Calpine Corp., senior secured note, 144A,
             8.500%, 7/15/10 ............................................    United States          9,955,000       $    10,801,175
             9.875%, 12/01/11 ...........................................    United States          3,502,000             3,747,140
             8.750%, 7/15/13 ............................................    United States          5,253,000             5,752,035
      k,m Collins & Aikman Products Co.,
             Revolver, FRN, 11.50%, 8/31/09 .............................    United States          1,139,387               484,239
             Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .................    United States          2,711,000             1,152,175
        m Dana Corp.,
             6.50%, 3/01/09 .............................................    United States          7,931,000             6,582,730
             5.85%, 1/15/15 .............................................    United States         29,532,000            23,477,940
             7.00%, 3/01/29 .............................................    United States          6,376,000             5,196,440
             senior note, 7.00%, 3/15/28 ................................    United States          1,638,000             1,334,970
      e,m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......    United States             85,000                   425
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
            (COST $55,161,047) ..........................................                                                58,529,269
                                                                                                                    ----------------
          COMPANIES IN LIQUIDATION 0.0% h
        e Peregrine Investments Holdings Ltd.,
             6.70%, 1/15/98 .............................................      Hong Kong           95,000,000 JPY             6,203
             6.70%, 6/30/00 .............................................      Hong Kong          250,000,000 JPY            16,323
             zero cpn., 1/22/98 .........................................      Hong Kong              500,000                 3,750
        e PIV Investment Finance (Cayman) Ltd. ..........................      Hong Kong           22,710,000               454,200
                                                                                                                    ----------------
          TOTAL COMPANIES IN LIQUIDATION (COST $ -- ) ...................                                                   480,476
                                                                                                                    ----------------
          GOVERNMENT AGENCIES (COST $192,075,000) 0.7%
        o FHLB, 5.00% - 5.30%, 11/14/07 - 9/26/08 .......................    United States        192,075,000           192,207,809
                                                                                                                    ----------------
          TOTAL LONG TERM INVESTMENTS
            (COST $18,892,157,418) ......................................                                            24,002,302,503
                                                                                                                    ----------------
          SHORT TERM INVESTMENTS 8.0%
        p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.4%
          MONEY MARKET FUND (COST $92,345,846) 0.4%
        q Bank of New York Institutional Cash Reserve Fund, 5.48% .......    United States         92,345,846            92,345,846
                                                                                                                    ----------------
          REPURCHASE AGREEMENTS (COST $445,700,000) 1.7%
        r Merrill Lynch & Co. Inc., 3.85%, 10/01/07 (Maturity Value
            $445,842,995) Collateralized by U.S. Government Agency
            Securities, 5.45% - 6.28%, 10/18/21 - 6/15/27 ...............    United States        445,700,000           445,700,000
                                                                                                                    ----------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 5.9%
      n,o FHLB, 10/01/07 - 6/05/08 ......................................    United States      1,438,389,000         1,428,183,658
        n U.S. Treasury Bill, 11/01/07 ..................................    United States        100,000,000            99,708,300
                                                                                                                    ----------------


12 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL SHARES FUND                                                    COUNTRY        PRINCIPAL AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          SHORT TERM INVESTMENTS (CONTINUED)
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $1,526,839,112) .......................................                                           $ 1,527,891,958
                                                                                                                    ----------------
          TOTAL SHORT TERM INVESTMENTS
            (COST $2,064,884,958) .......................................                                             2,065,937,804
                                                                                                                    ----------------
          TOTAL INVESTMENTS (COST $20,957,042,376) 100.6% ...............                                            26,068,240,307
          SECURITIES SOLD SHORT (0.2)% ..................................                                               (40,737,779)
          OPTIONS WRITTEN 0.0% h ........................................                                                (6,967,043)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE
            CONTRACTS (0.8)% ............................................                                              (197,316,608)
          OTHER ASSETS, LESS LIABILITIES 0.4% ...........................                                               100,667,307
                                                                                                                    ----------------
          NET ASSETS 100.0% .............................................                                           $25,923,886,184
                                                                                                                    ----------------
          OPTIONS WRITTEN 0.0% h

                                                                                             --------------------
                                                                                               CONTRACTS/SHARES
                                                                                             --------------------
          ENERGY EQUIPMENT & SERVICES 0.0% h
        a Transocean Inc., Feb. 120.00 Calls, 2/16/08 ...................    United States              2,322       $     1,346,760
                                                                                                                    ----------------
          METALS & MINING 0.0% h
          Anglo American PLC, Dec. 34.00 Calls, 12/21/07 ................   United Kingdom            429,000             1,439,800
          ArcelorMittal, Dec. 54.00 Calls, 12/21/07 .....................     Netherlands             681,723             4,180,482
                                                                                                                    ----------------
                                                                                                                          5,620,283
                                                                                                                    ----------------
          TOTAL OPTIONS WRITTEN (PREMIUMS $5,495,588) ...................                                                 6,967,043
                                                                                                                    ----------------

                                                                                             --------------------
                                                                                                    SHARES
                                                                                             --------------------
          SECURITIES SOLD SHORT 0.2%
          CONSTRUCTION MATERIALS 0.1%
          Vulcan Materials Co. ..........................................    United States            416,310            37,114,037
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% h
          LVMH Moet Hennessy Louis Vuitton ..............................       France                 30,225             3,623,743
                                                                                                                    ----------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $48,645,371) ............                                           $    40,737,779
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 13

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------
          MUTUAL SHARES FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 58.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $29,280,129, representing 0.11% of net assets.

c See Note 6 regarding restricted securities.

d Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $948,538,756, representing 3.66% of net assets.

f See Note 7 regarding holdings of 5% voting securities.

g See Note 8 regarding other considerations.

h Rounds to less than 0.1% of net assets.

i A portion or all of the security is on loan as of September 30, 2007.

j A portion of the security is held in connection with written option contracts open at period end.

k The coupon rate shown represents the rate at period end.

l The principal amount is stated in U.S. dollars unless otherwise indicated.

m Defaulted security.

n A portion of the security is traded on a discount basis with no stated coupon rate.

o Security segregated with broker for securities sold short.

p Collateral for loaned securities.

q The rate shown is the annualized seven-day yield at period end.

r At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.


14 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 88.8%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 83.1%
          AIRLINES 0.7%
        a ACE Aviation Holdings Inc., A .................................       Canada              1,159,491       $    31,014,591
      a,b ACE Aviation Holdings Inc., A, 144A ...........................       Canada                 58,455             1,563,581
        a Northwest Airlines Corp. ......................................    United States            624,947            11,124,057
      a,c Northwest Airlines Corp., Contingent Distribution .............    United States         28,232,000             2,399,720
                                                                                                                    ----------------
                                                                                                                         46,101,949
                                                                                                                    ----------------
          AUTOMOBILES 0.4%
  a,d,e,f International Automotive Components Group Brazil LLC ..........       Brazil              1,982,308            15,680,056
  a,d,e,f International Automotive Components Group Japan LLC ...........        Japan                307,801             2,679,560
  a,d,e,f International Automotive Components Group LLC .................     Luxembourg            8,425,843             8,425,843
  a,d,e,f International Automotive Components Group NA LLC ..............    United States          2,533,800             2,136,247
                                                                                                                    ----------------
                                                                                                                         28,921,706
                                                                                                                    ----------------
          BEVERAGES 2.1%
          Brown-Forman Corp., A .........................................    United States             79,200             6,177,600
          Coca-Cola Enterprises Inc. ....................................    United States          1,570,200            38,030,244
          Pernod Ricard SA ..............................................       France                421,043            91,886,775
                                                                                                                    ----------------
                                                                                                                        136,094,619
                                                                                                                    ----------------
          BUILDING PRODUCTS 0.2%
        a Armstrong World Industries Inc. ...............................    United States            141,617             5,748,234
      a,c Armstrong World Industries Inc., Contingent Distribution ......    United States         15,729,675                58,986
        a Owens Corning Inc. ............................................    United States             65,100             1,630,755
      a,d Owens Corning Inc. (restricted) ...............................    United States            279,965             6,662,467
                                                                                                                    ----------------
                                                                                                                         14,100,442
                                                                                                                    ----------------
          CAPITAL MARKETS 0.5%
          Legg Mason Inc. ...............................................    United States            398,890            33,622,438
                                                                                                                    ----------------
          CHEMICALS 0.9%
      a,c Dow Corning Corp., Contingent Distribution ....................    United States         20,809,194            11,236,965
          Linde AG ......................................................       Germany               302,117            37,699,292
          Sika AG .......................................................     Switzerland               6,147            11,977,144
                                                                                                                    ----------------
                                                                                                                         60,913,401
                                                                                                                    ----------------
          COMMERCIAL BANKS 4.4%
          BNP Paribas SA ................................................       France                515,209            56,383,913
        a Centennial Bank Holdings Inc. .................................    United States          1,735,639            11,108,090
  a,d,e,g Elephant Capital Holdings Ltd. ................................        Japan                 11,496            10,493,308
  a,d,e,g First Chicago Bancorp .........................................    United States            659,105             9,227,470
          Mitsubishi UFJ Financial Group Inc. ...........................        Japan              5,648,000            50,939,660
    a,d,e NCB Warrant Holdings Ltd., A ..................................        Japan                 53,490             4,398,483
          Sumitomo Mitsui Financial Group Inc. ..........................        Japan                  1,704            13,276,573
          Svenska Handelsbanken AB, A ...................................       Sweden                452,960            14,060,313


                                        Quarterly Statements of Investments | 15

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          COMMERCIAL BANKS (CONTINUED)
          Swedbank AB, A ................................................       Sweden                877,050       $    29,334,369
          U.S. Bancorp ..................................................    United States          2,553,570            83,067,632
                                                                                                                    ----------------
                                                                                                                        282,289,811
                                                                                                                    ----------------
          COMMERCIAL SERVICES & SUPPLIES 0.3%
        a Comdisco Holding Co. Inc. .....................................    United States                933                11,009
      a,c Comdisco Holding Co. Inc., Contingent Distribution ............    United States         44,591,246                    --
        g Insun ENT Co. Ltd. ............................................     South Korea             687,953            18,266,235
                                                                                                                    ----------------
                                                                                                                         18,277,244
                                                                                                                    ----------------
          COMPUTERS & PERIPHERALS 0.3%
  a,d,e,g DecisionOne Corp. .............................................    United States          1,008,199                    --
  a,d,e,g DecisionOne Corp., wts., 6/08/17 ..............................    United States            553,576                    --
        a Dell Inc. .....................................................    United States            706,270            19,493,052
                                                                                                                    ----------------
                                                                                                                         19,493,052
                                                                                                                    ----------------
          CONSTRUCTION MATERIALS 0.7%
          Florida Rock Industries Inc. ..................................    United States            762,000            47,617,380
                                                                                                                    ----------------
          CONSUMER FINANCE 0.9%
    a,d,e Cerberus CG Investor I LLC ....................................    United States          6,600,000             6,928,020
    a,d,e Cerberus CG Investor II LLC ...................................    United States          6,600,000             6,928,020
    a,d,e Cerberus CG Investor III LLC ..................................    United States          3,300,000             3,464,010
    a,d,e Cerberus FIM Investors Auto Finance LLC .......................    United States          3,462,696             2,765,101
    a,d,e Cerberus FIM Investors Commercial Finance LLC .................    United States            442,462               353,324
    a,d,e Cerberus FIM Investors Commercial Mortgage LLC ................    United States            757,082               604,560
    a,d,e Cerberus FIM Investors Insurance LLC ..........................    United States          3,606,788             2,880,165
    a,d,e Cerberus FIM Investors Rescap LLC .............................    United States          7,649,972             6,108,809
          SLM Corp. .....................................................    United States            344,730            17,122,739
      a,g White River Capital Inc. ......................................    United States            549,751            11,098,098
                                                                                                                    ----------------
                                                                                                                         58,252,846
                                                                                                                    ----------------
          DIVERSIFIED CONSUMER SERVICES 0.1%
          H&R Block Inc. ................................................    United States            156,160             3,307,469
                                                                                                                    ----------------
          DIVERSIFIED FINANCIAL SERVICES 0.6%
          Deutsche Boerse AG ............................................       Germany                66,220             9,018,671
        h Fortis ........................................................       Belgium               795,800            23,435,486
        a Fortis, rts., 10/09/07 ........................................       Belgium               795,800             4,221,792
      a,c Marconi Corp., Contingent Distribution ........................   United Kingdom         34,293,500                    --
                                                                                                                    ----------------
                                                                                                                         36,675,949
                                                                                                                    ----------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
  a,d,e,f AboveNet Inc. .................................................    United States            369,316            18,465,800
  a,c,e,f AboveNet Inc., Contingent Distribution ........................    United States         19,250,000                    --


16 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
    a,d,f AboveNet Inc., options to purchase (shares), exercise price
            $20.95, expiration date 9/09/13 .............................    United States                510       $        21,751
  a,d,e,f AboveNet Inc., wts., 9/08/08 ..................................    United States             13,684               637,674
  a,d,e,f AboveNet Inc., wts., 9/08/10 ..................................    United States             16,099               698,697
          Chunghwa Telecom Co. Ltd., ADR ................................      Taiwan               1,284,644            23,740,221
          Embarq Corp. ..................................................    United States              5,943               330,431
    a,c,e Global Crossing Holdings Ltd., Contingent Distribution ........    United States         49,411,586                    --
                                                                                                                    ----------------
                                                                                                                         43,894,574
                                                                                                                    ----------------
          ELECTRIC UTILITIES 0.6%
          E.ON AG .......................................................      Germany                198,820            36,698,220
                                                                                                                    ----------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.1%
          Tyco Electronics Ltd. .........................................    United States            120,145             4,273,558
                                                                                                                    ----------------
          ENERGY EQUIPMENT & SERVICES 2.7%
          Bourbon SA ....................................................       France                579,563            37,837,847
        a BW Offshore Ltd. ..............................................       Norway              2,813,120            12,888,423
        a Seadrill Ltd. .................................................       Bermuda             3,251,262            73,122,035
        a Transocean Inc. ...............................................    United States            420,820            47,573,701
                                                                                                                    ----------------
                                                                                                                        171,422,006
                                                                                                                    ----------------
          FOOD & STAPLES RETAILING 2.8%
          Carrefour SA ..................................................      France               1,494,958           104,743,175
          CVS Caremark Corp. ............................................    United States          1,849,966            73,314,153
                                                                                                                    ----------------
                                                                                                                        178,057,328
                                                                                                                    ----------------
          FOOD PRODUCTS 7.7%
          Cadbury Schweppes PLC .........................................   United Kingdom          4,306,301            49,967,608
          CSM NV ........................................................     Netherlands           1,909,144            64,036,264
          Groupe Danone .................................................       France              1,681,422           132,362,750
          Koninklijke Numico NV .........................................     Netherlands             312,698            24,259,061
          Kraft Foods Inc., A ...........................................    United States            472,085            16,291,653
          Lotte Confectionary Co. Ltd. ..................................     South Korea              30,405            52,889,816
      a,h Marine Harvest ................................................       Norway             48,980,183            62,324,539
          Nestle SA .....................................................     Switzerland             160,750            72,227,019
          Nong Shim Co. Ltd. ............................................     South Korea              81,743            20,141,004
                                                                                                                    ----------------
                                                                                                                        494,499,714
                                                                                                                    ----------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
        a Covidien Ltd. .................................................    United States            120,145             4,986,017
          Dade Behring Holdings Inc. ....................................    United States            639,557            48,830,177
                                                                                                                    ----------------
                                                                                                                         53,816,194
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 17

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HEALTH CARE PROVIDERS & SERVICES 2.2%
  a,d,e,f Kindred Healthcare Inc. .......................................    United States          1,444,624       $    24,579,555
  a,d,e,f Kindred Healthcare Inc., options to purchase (shares):
             exercise price $18.15, expiration date 7/17/11 .............    United States              5,072                    --
             exercise price $19.87, expiration date 1/01/12 .............    United States              1,523                    --
             exercise price $6.94, expiration date 1/01/13 ..............    United States              1,514                15,253
             exercise price $19.87, expiration date 1/01/14 .............    United States              1,129                    --
             exercise price $21.33, expiration date 1/10/15 .............    United States                627                    --
             exercise price $22.08, expiration date 1/10/16 .............    United States                313                    --
        a PharMerica Inc. ...............................................    United States            528,767             7,889,204
          Quest Diagnostics Inc. ........................................    United States            568,700            32,853,799
          Rhoen-Klinikum AG .............................................       Germany             2,314,092            74,087,842
                                                                                                                    ----------------
                                                                                                                        139,425,653
                                                                                                                    ----------------
          HOTELS, RESTAURANTS & LEISURE 0.4%
          Hilton Hotels Corp. ...........................................    United States            511,140            23,762,898
        a Trump Entertainment Resorts Inc. ..............................    United States            693,717             4,474,475
                                                                                                                    ----------------
                                                                                                                         28,237,373
                                                                                                                    ----------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.0%
          Constellation Energy Group ....................................    United States            175,600            15,064,724
          TXU Corp. .....................................................    United States            697,380            47,749,609
                                                                                                                    ----------------
                                                                                                                         62,814,333
                                                                                                                    ----------------
          INDUSTRIAL CONGLOMERATES 4.5%
          Keppel Corp. Ltd. .............................................      Singapore            5,486,488            53,177,241
        f Orkla ASA .....................................................       Norway              9,599,083           171,463,068
          Siemens AG ....................................................       Germany               460,520            63,211,954
          Tyco International Ltd. .......................................    United States             23,845             1,057,287
                                                                                                                    ----------------
                                                                                                                        288,909,550
                                                                                                                    ----------------
          INSURANCE 10.2%
        a Alleghany Corp. ...............................................    United States            143,797            58,381,582
          Allianz SE ....................................................       Germany                59,630            13,933,532
          American International Group Inc. .............................    United States            249,250            16,861,763
          Assicurazioni Generali SpA ....................................        Italy                327,778            14,425,328
        a Berkshire Hathaway Inc., A ....................................    United States                468            55,462,680
        a Berkshire Hathaway Inc., B ....................................    United States             18,875            74,594,000
        a Conseco Inc. ..................................................    United States          1,264,210            20,227,360
          Hartford Financial Services Group Inc. ........................    United States            482,200            44,627,610
  a,d,e,g Imagine Group Holdings Ltd. ...................................       Bermuda             2,814,856            32,047,136
          Old Republic International Corp. ..............................    United States          2,135,500            40,019,270
    a,d,e Olympus Re Holdings Ltd. ......................................    United States             97,300               129,409
          Prudential Financial Inc. .....................................    United States            461,000            44,984,380
      d,e Symetra Financial .............................................    United States            394,800            61,884,900
          White Mountains Insurance Group Ltd. ..........................    United States            346,730           180,212,917
                                                                                                                    ----------------
                                                                                                                        657,791,867
                                                                                                                    ----------------


18 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MACHINERY 1.9%
          Kone OYJ, B ...................................................       Finland             1,438,600       $   104,938,698
    a,d,e Motor Coach Industries International Inc., wts., 5/27/09 ......    United States                  5                    --
          NACCO Industries Inc., A ......................................    United States            172,254            17,824,844
                                                                                                                    ----------------
                                                                                                                        122,763,542
                                                                                                                    ----------------
          MEDIA 4.7%
      a,c Adelphia Communications Corp., Contingent Distribution ........    United States         19,061,000             3,346,751
        a Adelphia Recovery Trust .......................................    United States         38,254,708             3,014,471
      a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle,
            Contingent Distribution .....................................    United States          4,899,492             2,474,243
      a,c Century Communications Corp., Contingent Distribution .........    United States         13,497,000                    --
          CJ CGV Co. Ltd. ...............................................     South Korea             574,910            10,522,009
          Dow Jones & Co. Inc. ..........................................    United States            273,736            16,342,039
        a Liberty Media Holding Corp. - Capital, A ......................    United States            307,412            38,374,240
          News Corp., A .................................................    United States          1,767,710            38,871,943
          Sun-Times Media Group Inc., A .................................    United States            767,234             1,741,621
        a Time Warner Cable Inc., A .....................................    United States            862,694            28,296,363
          Time Warner Inc. ..............................................    United States          3,504,460            64,341,886
      a,e TVMAX Holdings Inc. ...........................................    United States            111,391                    --
        a Viacom Inc., B ................................................    United States            230,350             8,976,740
          Virgin Media Inc. .............................................   United Kingdom          3,655,939            88,729,640
                                                                                                                    ----------------
                                                                                                                        305,031,946
                                                                                                                    ----------------
          METALS & MINING 1.0%
          Alcan Inc. ....................................................       Canada                265,250            26,546,220
          Anglo American PLC ............................................   United Kingdom            447,467            30,117,992
  d,e,f,g Esmark Inc. ...................................................    United States              6,143             5,038,590
                                                                                                                    ----------------
                                                                                                                         61,702,802
                                                                                                                    ----------------
          MULTI-UTILITIES 0.8%
          Energy East Corp. .............................................    United States            252,900             6,840,945
          NorthWestern Corp. ............................................    United States            308,610             8,384,934
      a,c NorthWestern Corp., Contingent Distribution ...................    United States          9,346,450               883,616
        a NorthWestern Corp., wts., 11/01/07 ............................    United States             16,682                66,394
          RWE AG ........................................................       Germany               281,473            35,340,017
                                                                                                                    ----------------
                                                                                                                         51,515,906
                                                                                                                    ----------------
          MULTILINE RETAIL 1.0%
          Jelmoli Holding AG ............................................     Switzerland              24,399            66,992,443
                                                                                                                    ----------------
          OIL, GAS & CONSUMABLE FUELS 2.6%
          BP PLC ........................................................   United Kingdom          1,221,600            14,187,178
          BP PLC, ADR ...................................................   United Kingdom            193,700            13,433,095
          Eni SpA .......................................................        Italy              1,452,100            53,821,127
          Royal Dutch Shell PLC, A ......................................   United Kingdom            791,952            32,707,503
          Total SA, B ...................................................       France                665,472            54,113,669
                                                                                                                    ----------------
                                                                                                                        168,262,572
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 19

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          PAPER & FOREST PRODUCTS 2.5%
        a Domtar Corp. ..................................................    United States          2,118,456       $    17,371,339
          Mondi Ltd. ....................................................   United Kingdom             49,172               491,065
          Mondi PLC .....................................................   United Kingdom            122,930             1,169,801
          Weyerhaeuser Co. ..............................................    United States          1,952,105           141,137,191
                                                                                                                    ----------------
                                                                                                                        160,169,396
                                                                                                                    ----------------
          PHARMACEUTICALS 1.4%
          Pfizer Inc. ...................................................    United States          1,871,640            45,724,165
          Sanofi-Aventis ................................................       France                321,748            27,246,206
        a Valeant Pharmaceuticals International .........................    United States          1,025,100            15,868,548
                                                                                                                    ----------------
                                                                                                                         88,838,919
                                                                                                                    ----------------
          REAL ESTATE 3.7%
        a Alexander's Inc. ..............................................    United States            108,590            41,861,445
        e Canary Wharf Group PLC ........................................   United Kingdom          8,298,072            86,266,471
          Link REIT .....................................................      Hong Kong           12,229,532            26,899,009
          Swire Pacific Ltd., A .........................................      Hong Kong            3,620,800            43,895,118
          Swire Pacific Ltd., B .........................................      Hong Kong            5,292,600            12,689,523
          Ventas Inc. ...................................................    United States            669,525            27,718,335
                                                                                                                    ----------------
                                                                                                                        239,329,901
                                                                                                                    ----------------
          ROAD & RAIL 0.8%
          Laidlaw International Inc. ....................................    United States          1,412,470            49,747,193
                                                                                                                    ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
        a LSI Corp. .....................................................    United States          1,879,630            13,946,855
                                                                                                                    ----------------
          SOFTWARE 0.9%
          Microsoft Corp. ...............................................    United States          1,998,000            58,861,080
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% i
          Christian Dior SA .............................................       France                 12,482             1,597,424
                                                                                                                    ----------------
          THRIFTS & MORTGAGE FINANCE 1.8%
          Hudson City Bancorp Inc. ......................................    United States          2,308,140            35,499,193
        g Imperial Capital Bancorp Inc. .................................    United States            445,796            12,593,737
          Sovereign Bancorp Inc. ........................................    United States          3,815,396            65,014,348
                                                                                                                    ----------------
                                                                                                                        113,107,278
                                                                                                                    ----------------
          TOBACCO 12.8%
          Altadis SA ....................................................        Spain              1,706,907           120,104,418
          Altria Group Inc. .............................................    United States          1,137,077            79,060,964
          British American Tobacco PLC ..................................   United Kingdom          3,939,454           141,244,405
          Imperial Tobacco Group PLC ....................................   United Kingdom          1,509,119            69,209,620
        j Japan Tobacco Inc. ............................................        Japan                 12,142            66,698,024
          KT&G Corp. ....................................................     South Korea           3,097,050           241,957,031


20 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL QUALIFIED FUND                                                COUNTRY       RIGHTS/CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TOBACCO (CONTINUED)
          Reynolds American Inc. ........................................    United States          1,627,000       $   103,460,930
                                                                                                                    ----------------
                                                                                                                        821,735,392
                                                                                                                    ----------------
          TRADING COMPANIES & DISTRIBUTORS 1.2%
          Kloeckner & Co. AG ............................................       Germany             1,113,198            76,598,403
                                                                                                                    ----------------
          TRANSPORTATION INFRASTRUCTURE 0.0% i
        a Groupe Eurotunnel SA, wts., 12/30/11 ..........................        France             1,861,027               610,422
                                                                                                                    ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $3,298,729,720) .......................................                                             5,346,320,150
                                                                                                                    ----------------
          PREFERRED STOCKS 0.3%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% i
        d PTV Inc., 10.00%, pfd., A .....................................   United Kingdom             92,938                92,938
                                                                                                                    ----------------
          METALS & MINING 0.3%
  d,e,f,g Esmark Inc., 8.00%, cvt., pfd., A .............................    United States             22,849            22,010,304
                                                                                                                    ----------------
          TOTAL PREFERRED STOCKS (COST $23,127,671) .....................                                                22,103,242
                                                                                                                    ----------------
          OPTIONS PURCHASED 1.1%
          CALL OPTIONS 0.0% i
      a,d Owens Corning Inc., exercise price $37.50, expiration date
            1/02/08, shares .............................................    United States            249,750                23,726
          PUT OPTIONS 1.1%
        a Dow Jones EUROSTOXX 50, exercise price $3,750.00,
            expiration date 12/21/07, contracts .........................    United States             59,153             2,075,209
        a Dow Jones EUROSTOXX 50, exercise price $3,800.00,
            expiration date 12/21/07, contracts .........................    United States            118,008             3,259,381
        a Index basket consisting of 55% Dow Jones EUROSTOXX 50
          (exercise price $4,026.33), 45% S&P 500 Index (exercise price
          $1,367.59), expiration date 5/29/08, contracts ................    United States         10,000,000            24,200,000
        a Index basket consisting of 55% Dow Jones EUROSTOXX 50
            (exercise price $4,091.24), 45% S&P 500 Index (exercise price
            $1,381.87), expiration date 6/20/08, contracts ..............    United States         10,000,000            28,200,000
        a Index basket consisting of 50% Dow Jones EUROSTOXX 50
            (exercise price $4,083.52), 50% S&P 500 Index (exercise price
            $1,393.78), expiration date 7/18/08, contracts ..............    United States          3,500,000            10,430,000
        a S&P 500 Index, exercise price $1,300.00, expiration date
            12/22/07, contracts .........................................    United States              1,500             1,005,000
                                                                                                                    ----------------
          TOTAL OPTIONS PURCHASED (COST $73,094,804) ....................                                                69,193,316
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 21

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL QUALIFIED FUND                                                 COUNTRY      PRINCIPAL AMOUNT k          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES 3.5%
        b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ........        Canada             2,505,000 CAD   $     2,770,878
      d,e Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...................    United States          6,600,000             6,928,020
      d,e Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..................    United States          6,600,000             6,928,020
      d,e Cerberus CG Investor III LLC, 12.00%, 7/31/14 .................    United States          3,300,000             3,464,010
      d,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .....    United States         10,331,832             8,250,381
      d,e Cerberus FIM Investors Commercial Finance LLC, 12.00%,
            11/22/13 ....................................................    United States          1,327,385             1,059,970
      d,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
            11/22/13 ....................................................    United States          2,271,248             1,813,682
      d,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ........    United States         10,820,365             8,640,494
      d,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...........    United States         22,949,915            18,326,425
    d,e,g DecisionOne Corp.,
             12.00%, 4/15/10 ............................................    United States          1,233,793             1,233,793
           l FRN, 10.34%, 5/12/09 .......................................    United States            232,502               232,502
          Groupe Eurotunnel SA, cvt.,
             3.00%, 7/28/08 .............................................       France                 31,400 EUR            93,813
             3.00%, 7/28/08 .............................................       France                 24,416 GBP           104,677
             3.00%, 6/28/09 .............................................       France                 31,400 EUR            90,679
             3.00%, 6/28/09 .............................................       France                 24,416 GBP           101,180
             3.00%, 7/28/10 .............................................       France              9,114,500 EUR        25,021,513
             3.00%, 7/28/10 .............................................       France              5,276,020 GBP        20,784,439
             6.00%, 7/28/10 .............................................       France             22,114,700 EUR        42,102,928
             6.00%, 7/28/10 .............................................       France             13,086,625 GBP        34,815,460
    d,e,f International Automotive Components Group NA LLC, 9.00%,
             4/01/17 ....................................................    United States          1,560,200             1,560,200
    d,e,l Motor Coach Industries International Inc., FRN, 18.36%,
             12/01/08 ...................................................    United States         24,721,385            24,474,171
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..............    United States         13,553,108            11,350,728
        e TVMAX Holdings Inc., PIK,
             11.50%, 11/30/07 ...........................................    United States            276,159               193,311
             14.00%, 11/30/07 ...........................................    United States            699,953               489,968
      d,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ..............    United States          2,926,000             2,926,000
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $227,913,549) .............                                               223,757,242
                                                                                                                    ----------------
          CORPORATE BONDS & NOTES IN REORGANIZATION 0.3%
      b,m Calpine Corp., senior secured note, 144A,
             8.500%, 7/15/10 ............................................    United States          2,528,000             2,742,880
             9.875%, 12/01/11 ...........................................    United States            890,000               952,300
             8.750%, 7/15/13 ............................................    United States          1,324,000             1,449,780
      l,m Collins & Aikman Products Co.,
             Revolver, FRN, 11.50%, 8/31/09 .............................    United States            360,696               153,296
             Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .................    United States            858,200               364,735
        m Dana Corp.,
             6.50%, 3/01/09 .............................................    United States          2,058,000             1,708,140
             5.85%, 1/15/15 .............................................    United States          9,145,000             7,270,275
             7.00%, 3/01/29 .............................................    United States          1,972,000             1,607,180
             senior note, 7.00%, 3/15/28 ................................    United States            423,000               344,745


22 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL QUALIFIED FUND                                                 COUNTRY      PRINCIPAL AMOUNT k          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
     e ,m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......    United States             40,000       $           200
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
            (COST $15,635,172) ..........................................                                                16,593,531
                                                                                                                    ----------------
          GOVERNMENT AGENCIES (COST $35,000,000) 0.5%
          FHLB, 5.22% - 5.28%, 11/14/07 - 2/15/08 .......................    United States         35,000,000            35,014,640
                                                                                                                    ----------------
          TOTAL LONG TERM INVESTMENTS
            (COST $3,673,500,916) .......................................                                             5,712,982,121
                                                                                                                    ----------------
          SHORT TERM INVESTMENTS 11.6%
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
            SECURITIES 0.2%
          MONEY MARKET FUND (COST $11,653,281) 0.2%
        q Bank of New York Institutional Cash Reserve Fund, 5.48% .......    United States         11,653,281            11,653,281
                                                                                                                    ----------------
          REPURCHASE AGREEMENT (COST $193,400,000) 3.0%
        p Merrill Lynch & Co. Inc., 3.85%, 10/01/07 (Maturity Value
            $193,462,049) Collateralized by U.S. Government Agency
             Securities, 5.00% - 9.40%, 6/27/16 - 4/01/36 ...............    United States        193,400,000           193,400,000
                                                                                                                    ----------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 8.4%
      n,o FHLB, 10/01/07 - 3/27/08 ......................................    United States        520,552,000           516,436,017
        n U.S. Treasury Bill, 11/01/07 ..................................    United States         25,000,000            24,927,075
                                                                                                                    ----------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $540,744,981) .........................................                                               541,363,092
                                                                                                                    ----------------
          TOTAL SHORT TERM INVESTMENTS (COST $745,798,262) ..............                                               746,416,373
                                                                                                                    ----------------
          TOTAL INVESTMENTS (COST $4,419,299,178) 100.4% ................                                             6,459,398,494
          SECURITIES SOLD SHORT (0.2)% ..................................                                               (14,321,193)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (1.0)% ......                                               (62,836,311)
          OTHER ASSETS, LESS LIABILITIES 0.8% ...........................                                                49,548,704
                                                                                                                    ----------------
          NET ASSETS 100.0% .............................................                                           $ 6,431,789,694
                                                                                                                    ----------------

                                                                                             ----------------
                                                                                                  SHARES
                                                                                             ----------------
          SECURITIES SOLD SHORT 0.2%
          CONSTRUCTION MATERIALS 0.2%
          Vulcan Materials Co. ..........................................    United States            144,018       $    12,839,205
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% i
          LVMH Moet Hennessy Louis Vuitton ..............................       France                 12,361             1,481,988
                                                                                                                    ----------------
          TOTAL SECURITIES SOLD SHORT (COST $15,024,133) ................                                                14,321,193
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 23

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------
           MUTUAL QUALIFIED FUND
--------------------------------------------------------------------------------

See Currency and Selected Portfolio Abbreviations on page 58.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $9,479,419, representing 0.15% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 6 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $421,367,912, representing 6.55% of the net assets.

f See Note 8 regarding other considerations.

g See Note 7 regarding holdings of 5% voting securities.

h A portion or all of the security is on loan as of September 30, 2007.

i Rounds to less than 0.1% of net assets.

j Security purchased on a when-issued or delayed delivery basis.

k The principal amount is stated in U.S. dollars unless otherwise indicated.

l The coupon rate shown represents the rate at period end.

m Defaulted security.

n The security is traded on a discount basis with no stated coupon rate.

o Security segregated with broker for securities sold short.

p At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

q The rate shown is the annualized seven-day yield at period end.


24 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY      CONTRACTS/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 96.2%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 91.7%
          AIR FREIGHT & LOGISTICS 0.5%
          Deutsche Post AG ..............................................       Germany             1,212,674       $    35,210,470
                                                                                                                    ----------------
          AIRLINES 0.5%
        a ACE Aviation Holdings Inc., A .................................        Canada               920,863            24,631,662
      a,b ACE Aviation Holdings Inc., A, 144A ...........................        Canada                46,508             1,244,017
        a Northwest Airlines Corp. ......................................    United States            795,838            14,165,917
      a,c Northwest Airlines Corp., Contingent Distribution .............    United States         35,952,000             3,055,920
                                                                                                                    ----------------
                                                                                                                         43,097,516
                                                                                                                    ----------------
          AUTOMOBILES 1.4%
          General Motors Corp. ..........................................    United States          2,028,679            74,452,519
  a,d,e,f International Automotive Components Group Brazil LLC ..........        Brazil             2,387,711            18,886,794
  a,d,e,f International Automotive Components Group Japan LLC ...........        Japan                378,194             3,292,365
  a,d,e,f International Automotive Components Group LLC .................      Luxembourg          10,149,082            10,149,082
  a,d,e,f International Automotive Components Group NA LLC ..............    United States          3,163,200             2,666,894
                                                                                                                    ----------------
                                                                                                                        109,447,654
                                                                                                                    ----------------
          BEVERAGES 1.9%
          Brown-Forman Corp., A .........................................    United States            308,260            24,044,280
          Brown-Forman Corp., B .........................................    United States            362,618            27,163,714
          Carlsberg AS, A ...............................................       Denmark                74,900             9,729,227
          Carlsberg AS, B ...............................................       Denmark               671,304            91,694,688
                                                                                                                    ----------------
                                                                                                                        152,631,909
                                                                                                                    ----------------
          BUILDING PRODUCTS 0.4%
        a Armstrong World Industries Inc. ...............................    United States            178,581             7,248,603
      a,c Armstrong World Industries Inc., Contingent Distribution ......    United States         19,836,575                74,387
        a Owens Corning Inc. ............................................    United States            742,960            18,611,148
      a,d Owens Corning Inc. (restricted) ...............................    United States            347,643             8,273,034
                                                                                                                    ----------------
                                                                                                                         34,207,172
                                                                                                                    ----------------
          CAPITAL MARKETS 0.4%
          Legg Mason Inc. ...............................................    United States            396,900            33,454,701
                                                                                                                    ----------------
          CHEMICALS 1.1%
      a,c Dow Corning Corp., Contingent Distribution ....................    United States         23,723,548            12,810,716
          Koninklijke DSM NV ............................................     Netherlands             587,293            31,700,834
          Linde AG ......................................................       Germany               314,170            39,203,311
                                                                                                                    ----------------
                                                                                                                         83,714,861
                                                                                                                    ----------------
          COMMERCIAL BANKS 8.6%
          ABN AMRO Holding NV ...........................................     Netherlands             528,712            27,860,159
          ABN AMRO Holding NV, ADR ......................................     Netherlands              33,900             1,779,750
        a Banco Popolare SpA ............................................        Italy              1,996,271            44,724,517
          BNP Paribas SA ................................................        France               561,960            61,500,292


                                        Quarterly Statements of Investments | 25

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY      CONTRACTS/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          COMMERCIAL BANKS (CONTINUED)
          Danske Bank AS ................................................       Denmark             1,524,804       $    61,913,941
  a,d,e,g FE Capital Holdings Ltd. ......................................        Japan                 14,498            13,199,096
  a,d,e,g First Chicago Bancorp .........................................    United States          1,157,143            16,200,002
          Intesa Sanpaolo SpA ...........................................        Italy              8,930,033            68,960,675
          MB Financial Inc. .............................................    United States            368,690            12,738,240
          Mitsubishi UFJ Financial Group Inc. ...........................        Japan              5,528,000            49,857,372
    a,d,e NCB Warrant Holdings Ltd., A ..................................        Japan                 67,420             5,543,947
          Svenska Handelsbanken AB, A ...................................        Sweden             1,458,813            45,282,954
          Swedbank AB, A ................................................        Sweden             1,070,605            35,808,132
          U.S. Bancorp ..................................................    United States          5,538,540           180,168,706
        h Wachovia Corp. ................................................    United States          1,232,801            61,824,970
                                                                                                                    ----------------
                                                                                                                        687,362,753
                                                                                                                    ----------------
          COMMERCIAL SERVICES & SUPPLIES 0.0% i
        a Comdisco Holding Co. Inc. .....................................    United States              1,147                13,535
      a,c Comdisco Holding Co. Inc., Contingent Distribution ............    United States         54,914,113                    --
                                                                                                                    ----------------
                                                                                                                             13,535
                                                                                                                    ----------------
          COMMUNICATIONS EQUIPMENT 1.3%
          Motorola Inc. .................................................    United States          5,723,343           106,053,546
                                                                                                                    ----------------
          COMPUTERS & PERIPHERALS 1.8%
  a,d,e,g DecisionOne Corp. .............................................    United States          1,142,353                    --
  a,d,e,g DecisionOne Corp., wts., 6/08/17 ..............................    United States            627,237                    --
        a Dell Inc. .....................................................    United States          4,061,020           112,084,152
        a Lexmark International Inc., A .................................    United States            664,600            27,600,838
                                                                                                                    ----------------
                                                                                                                        139,684,990
                                                                                                                    ----------------
          CONSTRUCTION MATERIALS 0.6%
          Florida Rock Industries Inc. ..................................    United States            757,800            47,354,922
                                                                                                                    ----------------
          CONSUMER FINANCE 2.1%
    a,d,e Cerberus CG Investor I LLC ....................................    United States         18,089,600            18,988,653
    a,d,e Cerberus CG Investor II LLC ...................................    United States         18,089,600            18,988,653
    a,d,e Cerberus CG Investor III LLC ..................................    United States          9,044,800             9,494,327
    a,d,e Cerberus FIM Investors Auto Finance LLC .......................    United States          4,250,824             3,394,453
    a,d,e Cerberus FIM Investors Commercial Finance LLC .................    United States            543,168               433,741
    a,d,e Cerberus FIM Investors Commercial Mortgage LLC ................    United States            929,398               742,161
    a,d,e Cerberus FIM Investors Insurance LLC ..........................    United States          4,427,713             3,535,706
    a,d,e Cerberus FIM Investors Rescap LLC .............................    United States          9,391,146             7,499,206
          SLM Corp. .....................................................    United States          2,115,100           105,057,017
                                                                                                                    ----------------
                                                                                                                        168,133,917
                                                                                                                    ----------------
          CONTAINERS & PACKAGING 1.4%
          Temple-Inland Inc. ............................................    United States          2,158,767           113,615,907
                                                                                                                    ----------------



26 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY      CONTRACTS/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED FINANCIAL SERVICES 2.5%
          Citigroup Inc. ................................................    United States          1,714,426       $    80,012,261
        j Fortis ........................................................       Belgium             3,374,298            99,369,584
        a Fortis, rts., 10/09/07 ........................................       Belgium             3,374,298            17,900,961
      a,c Marconi Corp., Contingent Distribution ........................   United Kingdom         42,651,300                    --
                                                                                                                    ----------------
                                                                                                                        197,282,806
                                                                                                                    ----------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
  a,d,e,f AboveNet Inc. .................................................    United States            444,432            22,221,600
  a,c,e,f AboveNet Inc., Contingent Distribution ........................    United States         23,101,000                    --
    a,d,f AboveNet Inc., options to purchase (shares), exercise price
            $20.95, expiration date 9/09/13 .............................    United States                613                26,144
  a,d,e,f AboveNet Inc., wts., 9/08/08 ..................................    United States             16,857               785,536
  a,d,e,f AboveNet Inc., wts., 9/08/10 ..................................    United States             19,829               860,579
          Chunghwa Telecom Co. Ltd., ADR ................................        Taiwan               100,133             1,850,458
    a,c,e Global Crossing Holdings Ltd., Contingent Distribution ........    United States         60,632,757                    --
          Telefonica SA .................................................        Spain              1,317,275            36,876,248
          Verizon Communications Inc. ...................................    United States          1,657,242            73,382,676
                                                                                                                    ----------------
                                                                                                                        136,003,241
                                                                                                                    ----------------
          ELECTRIC UTILITIES 1.0%
          E.ON AG .......................................................       Germany               441,388            81,471,451
                                                                                                                    ----------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
          Tyco Electronics Ltd. .........................................    United States          1,705,745            60,673,350
                                                                                                                    ----------------
          ENERGY EQUIPMENT & SERVICES 1.7%
        a Seadrill Ltd. .................................................       Bermuda             2,283,800            51,363,472
      a,h Transocean Inc. ...............................................    United States            725,430            82,009,861
                                                                                                                    ----------------
                                                                                                                        133,373,333
                                                                                                                    ----------------
          FOOD & STAPLES RETAILING 2.0%
          Carrefour SA ..................................................        France             1,069,252            74,916,385
          CVS Caremark Corp. ............................................    United States          2,211,114            87,626,448
                                                                                                                    ----------------
                                                                                                                        162,542,833
                                                                                                                    ----------------
          FOOD PRODUCTS 4.0%
          Cadbury Schweppes PLC .........................................   United Kingdom          4,497,511            52,186,289
        g Farmer Brothers Co. ...........................................    United States          1,033,896            25,723,332
          Groupe Danone .................................................        France               852,980            67,147,200
      a,j Marine Harvest ................................................        Norway            72,384,735            92,105,520
          Nestle SA .....................................................     Switzerland             175,235            78,735,314
                                                                                                                    ----------------
                                                                                                                        315,897,655
                                                                                                                    ----------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.6%
          Hillenbrand Industries Inc. ...................................    United States            889,128            48,919,822
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 27

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY      CONTRACTS/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HEALTH CARE PROVIDERS & SERVICES 2.5%
        a Community Health Systems Inc. .................................    United States          1,689,200       $    53,108,448
  a,d,e,f Kindred Healthcare Inc. .......................................    United States          1,639,289            27,891,683
  a,d,e,f Kindred Healthcare Inc., options to purchase (shares):
             exercise price $18.15, expiration date 7/17/11 .............    United States              5,731                    --
             exercise price $19.87, expiration date 1/01/12 .............    United States              1,720                    --
             exercise price $6.94, expiration date 1/01/13 ..............    United States              1,710                17,227
             exercise price $19.87, expiration date 1/01/14 .............    United States              1,276                    --
             exercise price $21.33, expiration date 1/10/15 .............    United States                709                    --
             exercise price $22.08, expiration date 1/10/16 .............    United States                354                    --
          Omnicare Inc. .................................................    United States            599,150            19,849,839
        a PharMerica Inc. ...............................................    United States            600,019             8,952,283
          Quest Diagnostics Inc. ........................................    United States            938,540            54,219,456
        a Tenet Healthcare Corp. ........................................    United States          9,752,777            32,769,331
                                                                                                                    ----------------
                                                                                                                        196,808,267
                                                                                                                    ----------------
          HOTELS, RESTAURANTS & LEISURE 1.5%
          Hilton Hotels Corp. ...........................................    United States          2,348,910           109,200,826
        a Trump Entertainment Resorts Inc. ..............................    United States            895,133             5,773,608
                                                                                                                    ----------------
                                                                                                                        114,974,434
                                                                                                                    ----------------
          HOUSEHOLD DURABLES 0.2%
      a,j Hovnanian Enterprises Inc., A .................................    United States          1,336,100            14,817,349
                                                                                                                    ----------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 1.7%
          Constellation Energy Group ....................................    United States            934,100            80,136,439
          TXU Corp. .....................................................    United States            850,310            58,220,726
                                                                                                                    ----------------
                                                                                                                        138,357,165
                                                                                                                    ----------------
          INDUSTRIAL CONGLOMERATES 4.1%
        f Orkla ASA .....................................................        Norway             8,348,283           149,120,725
          Siemens AG ....................................................       Germany               738,980           101,433,965
          Tyco International Ltd. .......................................    United States            935,315            41,471,867
          Walter Industries Inc. ........................................    United States          1,282,300            34,493,870
                                                                                                                    ----------------
                                                                                                                        326,520,427
                                                                                                                    ----------------
          INSURANCE 9.3%
        a Alleghany Corp. ...............................................    United States            169,611            68,862,066
          Allianz SE ....................................................       Germany               244,340            57,094,069
          Assicurazioni Generali SpA ....................................        Italy                143,436             6,312,539
        a Berkshire Hathaway Inc., A ....................................    United States                741            87,815,910
        a Berkshire Hathaway Inc., B ....................................    United States             38,925           153,831,600
          Hartford Financial Services Group Inc. ........................    United States             30,990             2,868,124
          Old Republic International Corp. ..............................    United States          2,217,426            41,554,563
    a,d,e Olympus Re Holdings Ltd. ......................................    United States            106,700               141,911
          Prudential Financial Inc. .....................................    United States            457,620            44,654,560


28 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY      CONTRACTS/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INSURANCE (CONTINUED)
      d,e Symetra Financial .............................................    United States            511,600       $    80,193,300
          White Mountains Insurance Group Ltd. ..........................    United States            383,121           199,127,140
                                                                                                                    ----------------
                                                                                                                        742,455,782
                                                                                                                    ----------------
          LEISURE EQUIPMENT & PRODUCTS 0.7%
          Mattel Inc. ...................................................    United States          2,479,452            58,167,944
                                                                                                                    ----------------
          MACHINERY 0.0%
    a,d,e Motor Coach Industries International Inc., wts., 5/27/09 ......    United States                  6                    --
                                                                                                                    ----------------
          MARINE 0.7%
          A.P. Moller - Maersk AS .......................................       Denmark                 4,291            58,939,940
                                                                                                                    ----------------
          MEDIA 7.8%
      a,c Adelphia Communications Corp., Contingent Distribution ........    United States         24,126,000             4,236,036
        a Adelphia Recovery Trust .......................................    United States         48,268,724             3,803,575
      a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle,
            Contingent Distribution .....................................    United States          6,161,087             3,111,349
      a,c Century Communications Corp., Contingent Distribution .........    United States         16,986,000                    --
        a Comcast Corp., A ..............................................    United States          2,405,705            57,640,692
        a Liberty Media Holding Corp. - Capital, A ......................    United States            347,868            43,424,362
          News Corp., A .................................................    United States          7,608,457           167,309,969
          Sun-Times Media Group Inc., A .................................    United States            985,458             2,236,990
      a,k Time Warner Cable Inc., A .....................................    United States          1,088,088            35,689,286
          Time Warner Inc. ..............................................    United States          6,400,710           117,517,036
      a,e TVMAX Holdings Inc. ...........................................    United States            133,855                    --
        a Viacom Inc., B ................................................    United States          1,958,560            76,325,083
          Virgin Media Inc. .............................................   United Kingdom          3,991,350            96,870,065
          WPP Group PLC .................................................   United Kingdom            727,467             9,855,358
                                                                                                                    ----------------
                                                                                                                        618,019,801
                                                                                                                    ----------------
          METALS & MINING 0.3%
        h ArcelorMittal .................................................     Netherlands              44,843             3,542,224
  d,e,f,g Esmark Inc. ...................................................    United States              7,869             6,454,390
  a,d,e,g PMG LLC .......................................................    United States             29,737            15,433,528
                                                                                                                    ----------------
                                                                                                                         25,430,142
                                                                                                                    ----------------
          MULTI-UTILITIES 2.1%
          Energy East Corp. .............................................    United States            951,700            25,743,485
          NorthWestern Corp. ............................................    United States            391,751            10,643,875
      a,c NorthWestern Corp., Contingent Distribution ...................    United States         11,863,900             1,121,622
        a NorthWestern Corp., wts., 11/01/07 ............................    United States             21,154                84,193
          RWE AG ........................................................       Germany               566,745            71,157,013
          Suez SA .......................................................        France               936,280            55,144,954
                                                                                                                    ----------------
                                                                                                                        163,895,142
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 29

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY      CONTRACTS/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          OIL, GAS & CONSUMABLE FUELS 0.5%
          BP PLC ........................................................   United Kingdom          1,033,520       $    12,002,891
          Royal Dutch Shell PLC, A ......................................   United Kingdom            736,309            30,409,456
                                                                                                                    ----------------
                                                                                                                         42,412,347
                                                                                                                    ----------------
          PAPER & FOREST PRODUCTS 4.4%
        a Domtar Corp. ..................................................    United States          6,939,214            56,901,555
          International Paper Co. .......................................    United States          1,930,820            69,258,513
          MeadWestvaco Corp. ............................................    United States          1,560,233            46,073,680
          Weyerhaeuser Co. ..............................................    United States          2,468,965           178,506,170
                                                                                                                    ----------------
                                                                                                                        350,739,918
                                                                                                                    ----------------
          PHARMACEUTICALS 2.0%
          Pfizer Inc. ...................................................    United States          3,928,130            95,964,216
          Sanofi-Aventis ................................................        France               781,390            66,169,525
                                                                                                                    ----------------
                                                                                                                        162,133,741
                                                                                                                    ----------------
          REAL ESTATE 2.5%
        a Alexander's Inc. ..............................................    United States             38,800            14,957,400
          Archstone-Smith Trust .........................................    United States            563,650            33,897,911
        e Canary Wharf Group PLC ........................................   United Kingdom         10,069,634           104,683,568
          The St. Joe Co. ...............................................    United States            695,598            23,379,049
          Ventas Inc. ...................................................    United States            608,900            25,208,460
                                                                                                                    ----------------
                                                                                                                        202,126,388
                                                                                                                    ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.7%
        a LSI Corp. .....................................................    United States          7,056,773            52,361,256
                                                                                                                    ----------------
          SOFTWARE 1.7%
          Microsoft Corp. ...............................................    United States          4,637,880           136,631,945
                                                                                                                    ----------------
          SPECIALTY RETAIL 0.9%
          The Home Depot Inc. ...........................................    United States          2,253,250            73,095,430
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% i
          Christian Dior SA .............................................        France                13,416             1,716,956
                                                                                                                    ----------------
          THRIFTS & MORTGAGE FINANCE 1.9%
          Hudson City Bancorp Inc. ......................................    United States          3,854,980            59,289,593
          People's United Financial Inc. ................................    United States          1,692,640            29,248,819
          Sovereign Bancorp Inc. ........................................    United States          2,146,830            36,581,983
          Washington Mutual Inc. ........................................    United States            816,740            28,839,089
                                                                                                                    ----------------
                                                                                                                        153,959,484
                                                                                                                    ----------------
          TOBACCO 9.9%
          Altadis SA ....................................................        Spain              1,469,777           103,419,056
          Altria Group Inc. .............................................    United States          2,241,338           155,840,231


30 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL BEACON FUND                                                    COUNTRY        CONTRACTS/RIGHTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TOBACCO (CONTINUED)
          British American Tobacco PLC ..................................   United Kingdom          3,659,976       $   131,224,056
          British American Tobacco PLC, ADR .............................   United Kingdom             40,400             2,907,992
          Imperial Tobacco Group PLC ....................................   United Kingdom          2,532,443           116,140,223
        l Japan Tobacco Inc. ............................................       Japan                  12,406            68,148,220
          KT&G Corp. ....................................................    South Korea            1,625,350           126,980,469
        k Reynolds American Inc. ........................................   United States           1,376,224            87,514,084
                                                                                                                    ----------------
                                                                                                                        792,174,331
                                                                                                                    ----------------
          TRANSPORTATION INFRASTRUCTURE 0.0% i
        a Groupe Eurotunnel SA, wts., 12/30/11 ..........................       France              1,570,655               515,179
                                                                                                                    ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $5,413,319,059) .......................................                                             7,316,401,712
                                                                                                                    ----------------
          PREFERRED STOCKS 0.3%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% i
        d PTV Inc., 10.00%, pfd., A .....................................   United Kingdom            114,246               114,246
                                                                                                                    ----------------
          METALS & MINING 0.3%
  d,e,f,g Esmark Inc., 8.00%, cvt., pfd., A .............................   United States              29,270            28,196,026
                                                                                                                    ----------------
          TOTAL PREFERRED STOCKS (COST $29,612,982) .....................                                                28,310,272
                                                                                                                    ----------------
          OPTIONS PURCHASED 0.3%
          CALL OPTIONS 0.0% i
      a,d Owens Corning Inc., exercise price $37.50, expiration date
            1/02/08, shares .............................................   United States             310,123                29,462
                                                                                                                    ----------------
          PUT OPTIONS 0.3%
        a Dow Jones EUROSTOXX 50, exercise price $4,088.73,
            expiration date 6/20/08, contracts ..........................   United States              40,595             6,615,767
        a Index basket consisting of 35% Dow Jones EUROSTOXX 50
            (exercise price $4,091.31), 65% S&P 500 Index (exercise price
            $1,396.49), expiration date 7/18/08, contracts ..............   United States           4,000,000            11,600,000
        a S&P 500 Index, exercise price $1,250.00, expiration date
            6/21/08, contracts ..........................................   United States               1,468             2,774,520
        a S&P 500 Index, exercise price $1,375.00, expiration date
            6/21/08, contracts ..........................................   United States                 456             1,682,640
                                                                                                                    ----------------
                                                                                                                         22,672,927
                                                                                                                    ----------------
          TOTAL OPTIONS PURCHASED (COST $25,448,846) ....................                                                22,702,389
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 31

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL BEACON FUND                                                   COUNTRY       PRINCIPAL AMOUNT m          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES 3.1%
        b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ........       Canada              1,993,000 CAD   $     2,204,535
      d,e Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...................   United States          18,089,600            18,988,653
      d,e Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..................   United States          18,089,600            18,988,653
      d,e Cerberus CG Investor III LLC, 12.00%, 7/31/14 .................   United States           9,044,800             9,494,327
      d,e Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .....   United States          12,683,413            10,128,213
      d,e Cerberus FIM Investors Commercial Finance LLC, 12.00%,
            11/22/13 ....................................................   United States           1,629,506             1,301,226
      d,e Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
            11/22/13 ....................................................   United States           2,788,196             2,226,486
      d,e Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ........   United States          13,283,138            10,607,117
      d,e Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...........   United States          28,173,439            22,497,618
    d,e,g DecisionOne Corp.,
              12.00%, 4/15/10 ...........................................   United States           1,397,964             1,397,964
            n FRN, 10.34%, 5/12/09 ......................................   United States             263,440               263,440
          Groupe Eurotunnel SA, cvt.,
              3.00%, 7/28/08 ............................................       France                 21,700 EUR            64,833
              3.00%, 7/28/08 ............................................       France                 24,211 GBP           103,800
              3.00%, 6/28/09 ............................................       France                 21,700 EUR            62,666
              3.00%, 6/28/09 ............................................       France                 24,211 GBP           100,332
              3.00%, 7/28/10 ............................................       France              5,574,500 EUR        15,303,354
              3.00%, 7/28/10 ............................................       France              5,182,586 GBP        20,416,363
              6.00%, 7/28/10 ............................................       France             11,654,700 EUR        22,188,725
              6.00%, 7/28/10 ............................................       France             14,069,455 GBP        37,430,166
    d,e,f International Automotive Components Group NA LLC, 9.00%,
            4/01/17 .....................................................   United States           1,947,800             1,947,800
    d,e,n Motor Coach Industries International Inc., FRN, 18.36%,
            12/01/08 ....................................................   United States          32,005,297            31,685,244
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..............   United States          17,380,260            14,555,968
        e TVMAX Holdings Inc., PIK,
              11.50%, 11/30/07 ..........................................   United States             318,497               222,948
              14.00%, 11/30/07 ..........................................   United States             828,226               579,758
      d,e Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ..............   United States           3,748,000             3,748,000
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $254,802,693) .............                                               246,508,189
                                                                                                                    ----------------
          CORPORATE BONDS & NOTES IN REORGANIZATION 0.3%
      b,o Calpine Corp., senior secured note, 144A,
              8.500%, 7/15/10 ...........................................   United States           3,119,000             3,384,115
              9.875%, 12/01/11 ..........................................   United States           1,098,000             1,174,860
              8.750%, 7/15/13 ...........................................   United States           1,652,000             1,808,940
      n,o Collins & Aikman Products Co.,
              Revolver, FRN, 11.50%, 8/31/09 ............................   United States             446,342               189,695
              Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ................   United States           1,061,996               451,349
        o Dana Corp.,
              6.50%, 3/01/09 ............................................   United States           2,594,000             2,153,020
              5.85%, 1/15/15 ............................................   United States          11,335,000             9,011,325
              7.00%, 3/01/29 ............................................   United States           2,425,000             1,976,375
              senior note, 7.00%, 3/15/28 ...............................   United States             536,000               436,840


32 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL BEACON FUND                                                   COUNTRY       PRINCIPAL AMOUNT m          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
      e,o Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .......   United States              50,000       $           250
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
            (COST $19,403,019) ..........................................                                                20,586,769
                                                                                                                    ----------------
          GOVERNMENT AGENCIES (COST $40,000,000) 0.5%
          FHLB, 5.22% - 5.28%, 11/14/07 - 2/15/08 .......................   United States          40,000,000            40,015,935
                                                                                                                    ----------------
          TOTAL LONG TERM INVESTMENTS (COST $5,782,586,599) .............                                             7,674,525,266
                                                                                                                    ----------------
          SHORT TERM INVESTMENTS 5.0%
          INVESTMENTS FROM COLLATERAL RECEIVED FOR LOANED SECURITIES 0.7%
          MONEY MARKET FUND (COST $52,728,894)
        r Bank of New York Institutional Cash Reserve Fund, 5.48% .......   United States          52,728,894            52,728,894
                                                                                                                    ----------------
          REPURCHASE AGREEMENT (COST $90,200,000) 1.1%
        q Merrill Lynch & Co. Inc., 3.85%, 10/01/07 (Maturity Value
            $90,228,939) Collateralized by U.S. Government Agency
            Security, 5.45%, 10/18/21 ...................................   United States          90,200,000            90,200,000
                                                                                                                    ----------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 3.2%
      k,p FHLB, 10/01/07 - 3/26/08 ......................................   United States         204,000,000           202,712,312
        p U.S. Treasury Bills, 1/17/08 - 3/06/08 ........................   United States          56,000,000            55,211,573
                                                                                                                    ----------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $257,671,209) .........................................                                               257,923,885
                                                                                                                    ----------------
          TOTAL SHORT TERM INVESTMENTS (COST $400,600,103) ..............                                               400,852,779
                                                                                                                    ----------------
          TOTAL INVESTMENTS (COST $6,183,186,702) 101.2% ................                                             8,075,378,045
          OPTIONS WRITTEN 0.0% i ........................................                                                  (771,740)
          SECURITIES SOLD SHORT (0.2)% ..................................                                               (14,358,071)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS
            (0.9)% ......................................................                                               (70,171,544)
          OTHER ASSETS, LESS LIABILITIES (0.1)% .........................                                                (9,269,303)
                                                                                                                    ----------------
          NET ASSETS 100.0% .............................................                                           $ 7,980,807,387
                                                                                                                    ================
          OPTIONS WRITTEN 0.0% i

                                                                                            --------------------
                                                                                              CONTRACTS/SHARES
                                                                                            --------------------
          COMMERCIAL BANKS 0.0% i
          Wachovia Corp., Oct. 47.50 Calls, 10/20/07 ....................   United States               4,400       $       154,000
                                                                                                                    ----------------
          ENERGY EQUIPMENT & SERVICES 0.0% i
        a Transocean Inc., Feb. 120.00 Calls, 2/16/08 ...................   United States                 726               421,080
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 33

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL BEACON FUND                                                    COUNTRY       CONTRACTS/SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
          OPTIONS WRITTEN (CONTINUED)
          METALS & MINING 0.0% i
          ArcelorMittal, Dec. 54.00 Calls, 12/21/07 .....................     Netherlands              32,070       $       196,660
                                                                                                                    ----------------
          TOTAL OPTIONS WRITTEN (PREMIUMS $1,082,781) ...................                                                   771,740
                                                                                                                    ----------------
          SECURITIES SOLD SHORT 0.2%
          CONSTRUCTION MATERIALS 0.2%
          Vulcan Materials Co. ..........................................   United States             143,224            12,768,420
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% i
          LVMH Moet Hennessy Louis Vuitton ..............................       France                 13,259             1,589,651
                                                                                                                    ----------------
          TOTAL SECURITIES SOLD SHORT (PROCEEDS $15,841,798) ............                                           $    14,358,071
                                                                                                                    ----------------

See Selected Currency and Portfolio Abbreviations on page 58.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $9,816,467, representing 0.12% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 6 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $553,971,875, representing 6.94% of net assets.

f See Note 8 regarding other considerations.

g See Note 7 regarding holdings of 5% voting securities.

h A portion or all of the security is held in connection with written option contracts open at period end.

i Rounds to less than 0.1% of net assets.

j A portion or all of the security is on loan as of September 30, 2007.

k Security segregated with broker for securities sold short.

l Security purchased on a when-issued or delayed delivery basis.

m The principal amount is stated in U.S. dollars unless otherwise indicated.

n The coupon rate shown represents the rate at period end.

o Defaulted security.

p The security is traded on a discount basis with no stated coupon rate.

q At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

r The rate shown is the annualized seven-day yield at period end.


34 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 90.0%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 87.0%
          AIRLINES 0.4%
        a ACE Aviation Holdings Inc., A .................................       Canada              1,277,511       $    34,171,444
      a,b ACE Aviation Holdings Inc., A, 144A ...........................       Canada                 64,416             1,723,029
        a Northwest Airlines Corp. ......................................   United States           1,530,934            27,250,625
      a,c Northwest Airlines Corp., Contingent Distribution .............   United States          69,160,000             5,878,600
                                                                                                                    ----------------
                                                                                                                         69,023,698
                                                                                                                    ----------------
          AUTOMOBILES 0.4%
          Hero Honda Motors Ltd. ........................................       India               1,042,903            19,585,329
a,d,e,f,g International Automotive Components Group Brazil LLC ..........       Brazil              3,204,016            25,343,767
a,d,e,f,g International Automotive Components Group Japan LLC ...........       Japan                 650,533             5,663,211
  a,d,f,g International Automotive Components Group LLC .................     Luxembourg           13,618,870            13,618,870
a,d,e,f,g International Automotive Components Group NA LLC ..............   United States           5,638,800             4,754,072
                                                                                                                    ----------------
                                                                                                                         68,965,249
                                                                                                                    ----------------
          BEVERAGES 5.1%
          Brown-Forman Corp., A .........................................   United States             143,200            11,169,600
          Brown-Forman Corp., B .........................................   United States             391,650            29,338,501
          Carlsberg AS, A ...............................................      Denmark                113,300            14,717,241
          Carlsberg AS, B ...............................................      Denmark              2,348,253           320,752,335
          Fomento Economico Mexicano SAB de CV, ADR .....................       Mexico              3,150,684           117,835,582
          Lotte Chilsung Beverage Co. Ltd. ..............................    South Korea               55,692            84,949,773
          Pernod Ricard SA ..............................................       France              1,303,498           284,470,297
                                                                                                                    ----------------
                                                                                                                        863,233,329
                                                                                                                    ----------------
          BUILDING PRODUCTS 0.9%
        a Armstrong World Industries Inc. ...............................   United States             199,839             8,111,465
      a,c Armstrong World Industries Inc., Contingent Distribution ......   United States          22,185,050                83,194
          KCC Corp. .....................................................    South Korea              219,683           134,181,378
        a Owens Corning Inc. ............................................   United States             149,900             3,754,995
      a,d Owens Corning Inc. (restricted) ...............................   United States             600,722            14,295,682
                                                                                                                    ----------------
                                                                                                                        160,426,714
                                                                                                                    ----------------
          CAPITAL MARKETS 1.2%
          Legg Mason Inc. ...............................................   United States             852,120            71,825,195
          Marfin Investment Group Holdings SA ...........................       Greece             14,276,740           136,412,394
                                                                                                                    ----------------
                                                                                                                        208,237,589
                                                                                                                    ----------------
          CHEMICALS 2.1%
      a,c Dow Corning Corp., Contingent Distribution ....................   United States          14,735,153             7,956,983
          Linde AG ......................................................      Germany              1,662,431           207,444,374
          Sika AG .......................................................    Switzerland               77,000           150,030,928
                                                                                                                    ----------------
                                                                                                                        365,432,285
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 35

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          COMMERCIAL BANKS 9.3%
          ABN AMRO Holding NV ...........................................    Netherlands            3,719,846       $   196,015,034
        a Banco Popolare SpA ............................................       Italy               7,825,844           175,330,451
          Bank of Ireland ...............................................      Ireland              1,707,777            31,417,444
          BNP Paribas SA ................................................      France               1,636,082           179,051,037
          Danske Bank AS ................................................      Denmark              3,875,695           157,370,752
  a,d,e,f FE Capital Holdings Ltd. ......................................       Japan                  12,017            10,940,122
          First Community Bancorp .......................................   United States             518,434            28,363,524
          Intesa Sanpaolo SpA ...........................................       Italy              13,008,438           100,455,471
        a Investors Bancorp Inc. ........................................   United States               1,775                25,134
          Mitsubishi UFJ Financial Group Inc. ...........................       Japan              11,055,000            99,705,726
    a,d,f NCB Warrant Holdings Ltd., A ..................................       Japan                  55,890             4,595,835
          Societe Generale, A ...........................................      France                 773,452           129,803,381
          Sumitomo Mitsui Financial Group Inc. ..........................       Japan                  12,485            97,275,834
          Svenska Handelsbanken AB, A ...................................      Sweden               3,204,537            99,471,900
          Swedbank AB, A ................................................      Sweden               2,532,015            84,687,376
          Unione Di Banche Italiane SCPA ................................       Italy               1,785,203            47,989,800
          U.S. Bancorp ..................................................   United States           4,265,340           138,751,510
                                                                                                                    ----------------
                                                                                                                      1,581,250,331
                                                                                                                    ----------------
          COMMERCIAL SERVICES & SUPPLIES 0.1%
        a Comdisco Holding Co. Inc. .....................................   United States                 871                10,278
      a,c Comdisco Holding Co. Inc., Contingent Distribution ............   United States          41,726,153                    --
          Fursys Inc. ...................................................    South Korea              547,260            16,175,025
                                                                                                                    ----------------
                                                                                                                         16,185,303
                                                                                                                    ----------------
          COMPUTERS & PERIPHERALS 0.2%
    a,d,f DecisionOne Corp. .............................................   United States             359,884                    --
    a,d,f DecisionOne Corp., wts., 6/08/17 ..............................   United States             197,603                    --
        a Dell Inc. .....................................................   United States           1,126,340            31,086,984
                                                                                                                    ----------------
                                                                                                                         31,086,984
                                                                                                                    ----------------
          CONSTRUCTION MATERIALS 0.6%
          Ciments Francais SA ...........................................      France                 399,572            70,248,597
          Hanil Cement Co. Ltd. .........................................    South Korea              331,250            37,642,045
                                                                                                                    ----------------
                                                                                                                        107,890,642
                                                                                                                    ----------------
          CONSUMER FINANCE 0.7%
    a,d,f Cerberus CG Investor I LLC ....................................   United States           7,903,600             8,296,409
    a,d,f Cerberus CG Investor II LLC ...................................   United States           7,903,600             8,296,409
    a,d,f Cerberus CG Investor III LLC ..................................   United States           3,951,800             4,148,204
    a,d,f Cerberus FIM Investors Auto Finance LLC .......................   United States           6,498,835             5,189,580
    a,d,f Cerberus FIM Investors Commercial Finance LLC .................   United States             830,418               663,122
    a,d,f Cerberus FIM Investors Commercial Mortgage LLC ................   United States           1,420,903             1,134,648
    a,d,f Cerberus FIM Investors Insurance LLC ..........................   United States           6,769,270             5,405,533
    a,d,f Cerberus FIM Investors Rescap LLC .............................   United States          14,357,573            11,465,096
          SLM Corp. .....................................................   United States           1,435,270            71,289,861
                                                                                                                    ----------------
                                                                                                                        115,888,862
                                                                                                                    ----------------


36 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DISTRIBUTORS 0.3%
          Compania de Distribucion Integral Logista SA ..................       Spain                 564,170       $    42,963,655
                                                                                                                    ----------------
          DIVERSIFIED CONSUMER SERVICES 0.1%
          H&R Block Inc. ................................................   United States             473,830            10,035,719
                                                                                                                    ----------------
          DIVERSIFIED FINANCIAL SERVICES 4.3%
          Citigroup Inc. ................................................   United States             561,610            26,210,339
          Deutsche Boerse AG ............................................      Germany              1,405,872           191,469,292
        h Fortis ........................................................      Belgium              5,096,396           150,083,587
        a Fortis, rts., 10/09/07 ........................................      Belgium              5,096,396            27,036,850
          Guinness Peat Group PLC .......................................   United Kingdom         27,286,699            40,547,325
          Jardine Matheson Holdings Ltd. ................................      Hong Kong            4,554,012           130,244,743
          Jardine Strategic Holdings Ltd. ...............................      Hong Kong           10,060,600           158,957,480
      a,c Marconi Corp., Contingent Distribution ........................   United Kingdom         33,909,700                    --
      a,b Spinrite Income Fund, 144A ....................................       Canada                274,300               609,586
                                                                                                                    ----------------
                                                                                                                        725,159,202
                                                                                                                    ----------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 1.2%
  a,d,f,g AboveNet Inc. .................................................   United States             336,239            16,811,950
  a,c,f,g AboveNet Inc., Contingent Distribution ........................   United States          17,490,000                    --
    a,d,g AboveNet Inc., options to purchase (shares), exercise price
            $20.95, expiration date 9/09/13 .............................   United States                 464                19,789
  a,d,f,g AboveNet Inc., wts., 9/08/08 ..................................   United States              12,673               590,562
  a,d,f,g AboveNet Inc., wts., 9/08/10 ..................................   United States              14,911               647,137
          Belgacom ......................................................      Belgium                967,550            44,899,442
          Chunghwa Telecom Co. Ltd., ADR ................................      Taiwan               3,192,566            58,998,620
    a,c,f Global Crossing Holdings Ltd., Contingent Distribution ........   United States          45,658,716                    --
          Koninklijke (Royal) KPN NV ....................................    Netherlands            4,511,679            78,303,063
                                                                                                                    ----------------
                                                                                                                        200,270,563
                                                                                                                    ----------------
          ELECTRIC UTILITIES 0.6%
          E.ON AG .......................................................      Germany                597,820           110,345,689
                                                                                                                    ----------------
          ELECTRONIC EQUIPMENT & INSTRUMENTS 0.2%
          Tyco Electronics Ltd. .........................................   United States             781,630            27,802,579
                                                                                                                    ----------------
          ENERGY EQUIPMENT & SERVICES 4.3%
          Bourbon SA ....................................................      France               1,031,595            67,349,596
        a BW Offshore Ltd. ..............................................      Norway              18,666,535            85,521,483
        a Compagnie Generale de Geophysique SA ..........................      France                 580,532           189,712,525
        a Dockwise Ltd. .................................................      Norway               8,370,330            39,591,077
          Petroleum Geo-Services ASA ....................................      Norway               1,796,568            51,818,950
        a Seadrill Ltd. .................................................      Bermuda              9,211,447           207,168,710
        a Transocean Inc. ...............................................   United States             788,700            89,162,535
                                                                                                                    ----------------
                                                                                                                        730,324,876
                                                                                                                    ----------------
          FOOD & STAPLES RETAILING 2.1%
          Carrefour SA ..................................................      France               4,298,988           301,205,554
          CVS Caremark Corp. ............................................   United States           1,232,553            48,846,076
                                                                                                                    ----------------
                                                                                                                        350,051,630
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 37

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          FOOD PRODUCTS 7.2%
          Cadbury Schweppes PLC .........................................   United Kingdom         10,530,995       $   122,195,042
          Cermaq ASA ....................................................       Norway              3,630,328            67,338,032
        e CSM NV ........................................................     Netherlands           4,036,926           135,406,055
        e Farmer Brothers Co. ...........................................   United States             904,637            22,507,369
          Groupe Danone .................................................       France              2,686,412           211,476,286
          Koninklijke Numico NV .........................................     Netherlands           1,586,999           123,119,128
          Kraft Foods Inc., A ...........................................   United States             415,186            14,328,069
          Lotte Confectionary Co. Ltd. ..................................     South Korea              52,189            90,783,313
      a,h Marine Harvest ................................................       Norway            164,857,626           209,772,094
          Nestle SA .....................................................     Switzerland             219,229            98,502,377
          Nong Shim Co. Ltd. ............................................     South Korea             210,569            51,882,987
          Premier Foods PLC .............................................   United Kingdom          9,333,685            42,595,049
          Rieber & Son ASA ..............................................       Norway              3,605,065            35,607,974
                                                                                                                    ----------------
                                                                                                                      1,225,513,775
                                                                                                                    ----------------
          HEALTH CARE EQUIPMENT & SUPPLIES 0.2%
        a Covidien Ltd. .................................................   United States             781,630            32,437,645
                                                                                                                    ----------------
          HEALTH CARE PROVIDERS & SERVICES 1.3%
  a,d,f,g Kindred Healthcare Inc. .......................................   United States           1,135,557            19,320,935
  a,d,f,g Kindred Healthcare Inc., options to purchase (shares):
             exercise price $18.15, expiration date 7/17/11 .............   United States               3,928                    --
             exercise price $19.87, expiration date 1/01/12 .............   United States               1,175                    --
             exercise price $6.94, expiration date 1/01/13 ..............   United States               1,174                11,827
             exercise price $19.87, expiration date 1/01/14 .............   United States                 878                    --
             exercise price $21.33, expiration date 1/10/15 .............   United States                 489                    --
             exercise price $22.08, expiration date 1/10/16 .............   United States                 246                    --
          MDS Inc. ......................................................      Canada               1,294,341            27,970,625
        a PharMerica Inc. ...............................................   United States             415,641             6,201,364
          Quest Diagnostics Inc. ........................................   United States           1,302,600            75,251,202
          Rhoen-Klinikum AG .............................................      Germany              3,163,170           101,271,876
                                                                                                                    ----------------
                                                                                                                        230,027,829
                                                                                                                    ----------------
          HOTELS, RESTAURANTS & LEISURE 0.2%
  a,d,e,f Hancock Discovery LLC .........................................   United States           8,758,216                    --
          Hilton Hotels Corp. ...........................................   United States             727,640            33,827,983
        a Trump Entertainment Resorts Inc. ..............................   United States             839,693             5,416,020
                                                                                                                    ----------------
                                                                                                                         39,244,003
                                                                                                                    ----------------
          HOUSEHOLD DURABLES 0.2%
          Hunter Douglas NV .............................................    Netherlands              323,874            29,098,233
          Koninklijke Philips Electronics NV ............................    Netherlands              272,485            12,298,900
                                                                                                                    ----------------
                                                                                                                         41,397,133
                                                                                                                    ----------------
          INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
          Constellation Energy Group ....................................   United States           1,098,560            94,245,462
                                                                                                                    ----------------


38 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INDUSTRIAL CONGLOMERATES 3.9%
          Keppel Corp. Ltd. .............................................     Singapore            15,479,344       $   150,032,008
        g Orkla ASA .....................................................      Norway              20,568,718           367,407,543
          Siemens AG ....................................................      Germany              1,005,019           137,951,043
          Tyco International Ltd. .......................................   United States             156,030             6,918,370
                                                                                                                    ----------------
                                                                                                                        662,308,964
                                                                                                                    ----------------
          INSURANCE 5.8%
        a Alleghany Corp. ...............................................   United States              75,045            30,468,270
          Allianz SE ....................................................      Germany                593,700           138,727,792
          American International Group Inc. .............................   United States             500,700            33,872,355
          Assicurazioni Generali SpA ....................................       Italy               1,206,738            53,107,871
  a,d,e,f Augsburg Re AG ................................................    Switzerland               66,860                    --
        a Berkshire Hathaway Inc., A ....................................   United States                 853           101,089,030
        a Berkshire Hathaway Inc., B ....................................   United States              34,470           136,225,440
        a Conseco Inc. ..................................................   United States           2,684,120            42,945,920
          E-L Financial Corp. Ltd. ......................................      Canada                 177,619           109,822,107
          Hartford Financial Services Group Inc. ........................   United States             511,000            47,293,050
  a,d,e,f Imagine Group Holdings Ltd. ...................................      Bermuda              4,551,501            51,818,839
          Old Republic International Corp. ..............................   United States           1,898,187            35,572,024
    a,d,f Olympus Re Holdings Ltd. ......................................   United States              47,160                62,723
          Prudential Financial Inc. .....................................   United States             421,200            41,100,696
          White Mountains Insurance Group Ltd. ..........................   United States             172,815            89,820,596
          Zurich Financial Services AG ..................................    Switzerland              237,664            71,309,409
                                                                                                                    ----------------
                                                                                                                        983,236,122
                                                                                                                    ----------------
          MACHINERY 1.3%
          Aker Yards ASA ................................................      Norway               1,765,080            20,789,913
          Hanjin Heavy Industries & Construction Holdings Co. Ltd. ......    South Korea               90,898             3,794,038
        a Hanjin Heavy Industries & Construction Holdings ...............    South Korea               89,422             7,963,170
          Kone OYJ, B ...................................................      Finland                 77,263             5,635,951
    a,d,f Motor Coach Industries International Inc., wts., 5/27/09 ......   United States                   5                    --
          Schindler Holding AG ..........................................    Switzerland            2,263,002           142,895,745
          Schindler Holding AG, Registered ..............................    Switzerland              659,880            41,724,371
                                                                                                                    ----------------
                                                                                                                        222,803,188
                                                                                                                    ----------------
          MEDIA 6.1%
      a,c Adelphia Communications Corp., Contingent Distribution ........   United States          23,154,000             4,063,752
        a Adelphia Recovery Trust .......................................   United States          45,477,593             3,583,634
      a,c Adelphia Recovery Trust Arahova Contingent Value Vehicle,
             Contingent Distribution ....................................   United States           5,538,790             2,797,089
      a,c Century Communications Corp., Contingent Distribution .........   United States          15,282,000                    --
          CJ CGV Co. Ltd. ...............................................    South Korea              849,040            15,539,139
          Daekyo Co. Ltd. ...............................................    South Korea              367,570            38,355,480
          Dow Jones & Co. Inc. ..........................................   United States             443,792            26,494,382
          Eutelsat Communications .......................................      France               6,644,123           164,773,446
          JC Decaux SA ..................................................      France               2,791,333            98,045,133
        a Liberty Media Holding Corp.-Capital, A ........................   United States             212,775            26,560,703
        i News Corp., A .................................................   United States           5,033,010           110,675,890


                                        Quarterly Statements of Investments | 39

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MEDIA (CONTINUED)
        a Premiere AG ...................................................      Germany              3,927,965       $    84,697,264
          Sun-Times Media Group Inc., A .................................   United States             880,440             1,998,599
          Teleperformance ...............................................      France               1,465,107            57,103,004
        a Time Warner Cable Inc., A .....................................   United States           1,019,692            33,445,898
          Time Warner Inc. ..............................................   United States           7,333,400           134,641,224
      a,f TVMAX Holdings Inc. ...........................................   United States             118,432                    --
        a Viacom Inc., B ................................................   United States           1,719,410            67,005,408
          Virgin Media Inc. .............................................   United Kingdom          5,426,163           131,692,976
          WPP Group PLC .................................................   United Kingdom          3,258,420            44,143,440
                                                                                                                    ----------------
                                                                                                                      1,045,616,461
                                                                                                                    ----------------
          METALS & MINING 2.2%
          Alcan Inc. ....................................................       Canada              1,259,800           126,080,784
          Anglo American PLC ............................................   United Kingdom          2,536,742           170,742,365
          ArcelorMittal .................................................     Netherlands             346,566            27,375,830
  d,e,f,g Esmark Inc. ...................................................   United States               7,661             6,283,782
        a Gammon Gold Inc. ..............................................       Canada              4,215,239            50,314,130
                                                                                                                    ----------------
                                                                                                                        380,796,891
                                                                                                                    ----------------
          MULTI-UTILITIES 2.1%
          Energy East Corp. .............................................   United States           1,274,200            34,467,110
          NorthWestern Corp. ............................................   United States             324,938             8,828,566
      a,c NorthWestern Corp., Contingent Distribution ...................   United States           9,839,500               930,174
        a NorthWestern Corp., wts., 11/01/07 ............................   United States              17,778                70,756
          RWE AG ........................................................       Germany             1,172,783           147,247,414
          Suez SA .......................................................       France              2,783,309           163,931,138
                                                                                                                    ----------------
                                                                                                                        355,475,158
                                                                                                                    ----------------
          MULTILINE RETAIL 0.3%
          Jelmoli Holding AG ............................................     Switzerland              19,024            52,234,282
                                                                                                                    ----------------
          OIL, GAS & CONSUMABLE FUELS 2.0%
          BP PLC ........................................................   United Kingdom          7,976,960            92,641,249
          BP PLC, ADR ...................................................   United Kingdom            180,900            12,545,415
          Eni SpA .......................................................        Italy                847,600            31,415,734
          Royal Dutch Shell PLC, A ......................................   United Kingdom          3,299,442           136,266,479
          Total SA, B ...................................................       France                510,684            41,526,893
          Total SA, B, ADR ..............................................       France                417,296            33,813,495
                                                                                                                    ----------------
                                                                                                                        348,209,265
                                                                                                                    ----------------
          PAPER & FOREST PRODUCTS 1.4%
        a Domtar Corp. ..................................................   United States           3,018,373            24,750,659
          Mondi Ltd. ....................................................   United Kingdom            278,762             2,783,906
          Mondi PLC .....................................................   United Kingdom            696,907             6,631,761
          Weyerhaeuser Co. ..............................................   United States           2,781,353           201,091,822
                                                                                                                    ----------------
                                                                                                                        235,258,148
                                                                                                                    ----------------


40 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          PERSONAL PRODUCTS 0.4%
          Amorepacific Corp. ............................................     South Korea              99,940       $    74,583,719
                                                                                                                    ----------------
          PHARMACEUTICALS 1.8%
          Novartis AG ...................................................     Switzerland           2,508,989           138,490,157
          Pfizer Inc. ...................................................    United States          2,675,730            65,368,084
          Sanofi-Aventis ................................................        France             1,143,983            96,874,560
                                                                                                                    ----------------
                                                                                                                        300,732,801
                                                                                                                    ----------------
          REAL ESTATE 2.8%
        f Canary Wharf Group PLC ........................................   United Kingdom          5,400,183            56,140,116
          Great Eagle Holdings Ltd. .....................................      Hong Kong           12,726,353            48,289,900
          Link REIT .....................................................      Hong Kong           82,454,167           181,358,972
          Potlatch Corp. ................................................    United States            531,482            23,932,635
          Swire Pacific Ltd., A .........................................      Hong Kong            9,379,950           113,713,547
          Swire Pacific Ltd., B .........................................      Hong Kong           13,605,000            32,619,311
          Ventas Inc. ...................................................    United States            516,500            21,383,100
                                                                                                                    ----------------
                                                                                                                        477,437,581
                                                                                                                    ----------------
          SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
        a LSI Corp. .....................................................    United States          4,963,248            36,827,300
                                                                                                                    ----------------
          SOFTWARE 0.7%
          Microsoft Corp. ...............................................    United States          4,335,680           127,729,133
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% j
          Christian Dior SA .............................................        France                14,036             1,796,302
                                                                                                                    ----------------
          THRIFTS & MORTGAGE FINANCE 0.7%
          Hudson City Bancorp Inc. ......................................    United States          2,326,520            35,781,877
          Hypo Real Estate Holding AG ...................................       Germany             1,488,952            84,935,778
                                                                                                                    ----------------
                                                                                                                        120,717,655
                                                                                                                    ----------------
          TOBACCO 10.4%
          Altadis SA ....................................................        Spain              3,181,151           223,837,790
          Altria Group Inc. .............................................    United States          1,213,908            84,403,023
          British American Tobacco PLC ..................................   United Kingdom         10,342,443           370,815,908
          Imperial Tobacco Group PLC ....................................   United Kingdom          7,506,026           344,233,427
          ITC Ltd. ......................................................        India             18,037,005            86,273,824
        q Japan Tobacco Inc. ............................................        Japan                 49,765           273,367,415
          KT&G Corp. ....................................................     South Korea           4,837,575           377,935,547
          Reynolds American Inc. ........................................    United States            307,700            19,566,643
                                                                                                                    ----------------
                                                                                                                      1,780,433,577
                                                                                                                    ----------------
          TRADING COMPANIES & DISTRIBUTORS 1.1%
        e Kloeckner & Co. AG ............................................       Germany             2,655,594           182,729,630
                                                                                                                    ----------------
          TRANSPORTATION INFRASTRUCTURE 0.0% j
        a Groupe Eurotunnel SA, wts., 12/30/11 ..........................       France                200,763                65,851
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 41

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL DISCOVERY FUND                                                 COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $10,107,365,088) ......................................                                           $14,836,432,774
                                                                                                                    ----------------
          PREFERRED STOCKS 0.2%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% j
        d PTV Inc., 10.00%, pfd., A .....................................   United Kingdom             86,280                86,280
                                                                                                                    ----------------
          METALS & MINING 0.2%
  d,e,f,g Esmark Inc., 8.00%, cvt., pfd., A .............................    United States             28,499            27,452,833
                                                                                                                    ----------------
          TOTAL PREFERRED STOCKS (COST $28,757,577) .....................                                                27,539,113
                                                                                                                    ----------------
          OPTIONS PURCHASED 0.7%
          CALL OPTIONS 0.0% j
      a,d Owens Corning Inc., exercise price $37.50, expiration date
            1/02/08, shares .............................................    United States            535,890                50,910
                                                                                                                    ----------------
          PUT OPTIONS 0.7%
        a Dow Jones EUROSTOXX 50, exercise price $3,750.00,
            expiration date 12/21/07, contracts .........................    United States            103,178             3,619,697
        a Dow Jones EUROSTOXX 50, exercise price $3,800.00,
            expiration date 12/21/07, contracts .........................    United States            103,667             2,863,282
        a Index basket consisting of 80% Dow Jones EUROSTOXX 50
            (exercise price $4,018.50), 20% S&P 500 Index (exercise
            price $1,362.92), expiration date 5/23/08, contracts ........    United States          4,372,000            11,410,920
        a Index basket consisting of 80% Dow Jones EUROSTOXX 50
            (exercise price $4,029.17), 20% S&P 500 Index (exercise
            price $1,368.36), expiration date 5/29/08, contracts ........    United States          4,372,000            14,689,920
        a Index basket consisting of 80% Dow Jones EUROSTOXX 50
            (exercise price $4,059.77), 20% S&P 500 Index (exercise
            price $1,379.26), expiration date 6/20/08, contracts ........    United States          4,372,000            13,422,040
        a Index basket consisting of 80% Dow Jones EUROSTOXX 50
            (exercise price $4,089.42), 20% S&P 500 Index (exercise
            price $1,380.37), expiration date 6/20/08, contracts ........    United States          4,372,000            16,963,360
        a Index basket consisting of 70% Dow Jones EUROSTOXX 50
            (exercise price $4,083.52), 30% S&P 500 Index (exercise
            price $1,393.78), expiration date 7/18/08, contracts ........    United States          4,350,300            14,268,984
        a Index basket consisting of 70% Dow Jones EUROSTOXX 50
            (exercise price $4,083.52), 30% S&P 500 Index (exercise
            price $1,393.78), expiration date 7/18/08, contracts ........    United States          4,350,000            17,661,000
        a Index basket consisting of 70% Dow Jones EUROSTOXX 50
            (exercise price $3,919.13), 30% S&P 500 Index (exercise
            price $1,343.43), expiration date 8/15/08, contracts ........    United States          4,358,000            14,991,520
        a S&P 500 Index, exercise price $1,350.00, expiration date
            12/20/07, contracts .........................................    United States              1,744             1,848,640
        a S&P 500 Index, exercise price $1,300.00, expiration date
            12/22/07, contracts .........................................    United States                874               585,580
                                                                                                                    ----------------
                                                                                                                        112,324,943
                                                                                                                    ----------------
          TOTAL OPTIONS PURCHASED (COST $104,515,290) ...................                                               112,375,853
                                                                                                                    ----------------


42 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                                 COUNTRY       PRINCIPAL AMOUNT p         VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES 1.4%
        b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ........       Canada              2,761,000 CAD   $     3,054,050
    d,e,f Augsburg Re AG, zero cpn., 1/30/08 ............................     Switzerland             768,890                    --
      d,f Cerberus CG Investor I LLC, 12.00%, 7/31/14 ...................    United States          7,903,600             8,296,409
      d,f Cerberus CG Investor II LLC, 12.00%, 7/31/14 ..................    United States          7,903,600             8,296,409
      d,f Cerberus CG Investor III LLC, 12.00%, 7/31/14 .................    United States          3,951,800             4,148,204
      d,f Cerberus FIM Investors Auto Finance LLC, 12.00%, 11/22/13 .....    United States         19,390,926            15,484,430
      d,f Cerberus FIM Investors Commercial Finance LLC, 12.00%,
            11/22/13 ....................................................    United States          2,491,256             1,989,368
      d,f Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
            11/22/13 ....................................................    United States          4,262,708             3,403,943
      d,f Cerberus FIM Investors Insurance LLC, 12.00%, 11/22/13 ........    United States         20,307,811            16,216,599
      d,f Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ...........    United States         43,072,719            34,395,289
      d,f DecisionOne Corp.,
            12.00%, 4/15/10 .............................................    United States            440,412               440,412
          k FRN, 10.34%, 5/12/09 ........................................    United States             82,993                82,993
          Groupe Eurotunnel SA, cvt.,
             3.00%, 7/28/08 .............................................       France                  9,600 EUR            28,682
             3.00%, 7/28/08 .............................................       France                 11,935 GBP            51,169
             3.00%, 6/28/09 .............................................       France                  9,600 EUR            27,724
             3.00%, 6/28/09 .............................................       France                 11,935 GBP            49,459
             3.00%, 7/28/10 .............................................       France              7,220,400 EUR        19,821,749
             3.00%, 7/28/10 .............................................       France              4,866,820 GBP        19,172,430
             6.00%, 7/28/10 .............................................       France             16,883,900 EUR        32,144,303
             6.00%, 7/28/10 .............................................       France             12,517,564 GBP        33,301,539
  d,e,f,g International Automotive Components Group NA LLC, 9.00%,
            4/01/17 .....................................................    United States          3,472,200             3,472,200
    d,f,k Motor Coach Industries International Inc., FRN, 18.36%,
            12/01/08 ....................................................    United States         29,135,718            28,844,361
          Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..............    United States         17,141,134            14,355,700
        f TVMAX Holdings Inc., PIK,
             11.50%, 11/30/07 ...........................................    United States            248,862               174,203
             14.00%, 11/30/07 ...........................................    United States            703,360               492,352
      d,f Wheeling-Pittsburgh Corp., cvt., 6.00%, 11/15/08 ..............    United States          3,649,000             3,649,000
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $265,479,043) .............                                               251,392,977
                                                                                                                    ----------------
          CORPORATE BONDS & NOTES IN REORGANIZATION 0.2%
      b,l Calpine Corp., senior secured note, 144A
             8.500%, 7/15/10 ............................................    United States          6,435,000             6,981,975
             9.875%, 12/01/11 ...........................................    United States          2,265,000             2,423,550
             8.750%, 7/15/13 ............................................    United States          3,395,000             3,717,525
      k,l Collins & Aikman Products Co.,
             Revolver, FRN, 11.50%, 8/31/09 .............................    United States            582,981               247,767
             Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .................    United States          1,387,200               589,560


                                        Quarterly Statements of Investments | 43

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT p/
          MUTUAL DISCOVERY FUND                                                 COUNTRY              SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
        l Dana Corp.,
             6.50%, 3/01/09 .............................................    United States          4,782,000       $     3,969,060
             5.85%, 1/15/15 .............................................    United States         15,800,000            12,561,000
             7.00%, 3/01/29 .............................................    United States          3,435,000             2,799,525
             senior note, 7.00%, 3/15/28 ................................    United States            986,000               803,590
      f,l Safety Kleen Services, senior sub. note, 9.25%,  6/01/08 ......    United States             40,000                   200
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
            (COST $32,124,460) ..........................................                                                34,093,752
                                                                                                                    ----------------
          GOVERNMENT AGENCIES (COST $85,000,000) 0.5%
          FHLB, 5.22% - 5.30%, 11/14/07 - 9/10/08 .......................    United States         85,000,000            85,068,820
                                                                                                                    ----------------
          TOTAL LONG TERM INVESTMENTS
            (COST $10,623,241,458) ......................................                                            15,346,903,289
                                                                                                                    ----------------
          SHORT TERM INVESTMENTS 10.2% ..................................                                                        --
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
            SECURITIES 2.7%
          MONEY MARKET FUND (COST $61,736,976) 0.3%
        m Bank of New York Institutional Cash Reserve Fund, 5.48% .......                          61,736,976            61,736,976
                                                                                                                    ----------------
          REPURCHASE AGREEMENTS (COST $405,000,000) 2.4%
        n Merrill Lynch & Co. Inc., 3.85%, 10/01/07 (Maturity Value
            $405,129,938) Collateralized by U.S. Government Agency
            Securities, 3.25% - 6.63%, 3/14/08 - 8/06/37 ................                         405,000,000           405,000,000
                                                                                                                    ----------------
          U.S. GOVERNMENT AND AGENCY SECURITIES 7.5%
      i,o FHLB, 10/01/07 - 6/05/08 ......................................    United States      1,188,675,000         1,179,713,652
        o U.S. Treasury Bill, 11/01/07 ..................................    United States        100,000,000            99,708,300
                                                                                                                    ----------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
            (COST $1,278,528,443) .......................................                                             1,279,421,952
                                                                                                                    ----------------
          TOTAL SHORT TERM INVESTMENTS
            (COST $1,745,265,419) .......................................                                             1,746,158,928
                                                                                                                    ----------------
          TOTAL INVESTMENTS (COST $12,368,506,877) 100.2% ...............                                            17,093,062,217
          SECURITIES SOLD SHORT 0.0% ....................................                                                (1,665,543)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE
            CONTRACTS (1.3)% ............................................                                              (219,147,900)
          OTHER ASSETS, LESS LIABILITIES 1.1% ...........................                                               187,787,362
                                                                                                                    ----------------
          NET ASSETS 100.0% .............................................                                           $17,060,036,136
                                                                                                                    ----------------


44 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL DISCOVERY FUND                                                 COUNTRY              SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
          SECURITIES SOLD SHORT (PROCEEDS $1,452,526) 0.0% j
          TEXTILES, APPAREL & LUXURY GOODS 0.0%
          LVMH Moet Hennessy Louis Vuitton ..............................       France                 13,892       $     1,665,543
                                                                                                                    ----------------

See Currency and Selected Portfolio Abbreviations on page 58.

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities was $18,509,715, representing 0.11% of net assets.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d See Note 6 regarding restricted securities.

e See Note 7 regarding holdings of 5% voting securities.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $418,041,955, representing 2.5% of net assets.

g See Note 8 regarding other considerations.

h A portion or all of the security is on loan as of September 30, 2007.

i Security segregated with broker for securities sold short.

j Rounds to less than 0.1% of net assets.

k The coupon rate shown represents the rate at period end.

l Defaulted securities.

m The rate shown is the annualized seven-day yield at period end.

n At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

o The security is traded on a discount basis with no stated coupon rate.

p The principal amount is stated in U.S. dollars unless otherwise indicated.

q Security purchased on a when-issued or delayed delivery basis.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 45

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL EUROPEAN FUND                                                  COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 95.1%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 92.9%
          AIR FREIGHT & LOGISTICS 3.0%
          Deutsche Post AG ..............................................       Germany             1,356,913       $    39,398,506
          Geodis SA .....................................................        France                53,673            11,395,732
          TNT NV ........................................................     Netherlands             915,662            38,391,272
                                                                                                                    ----------------
                                                                                                                         89,185,510
                                                                                                                    ----------------
          AUTOMOBILES 2.2%
          DaimlerChrysler AG ............................................       Germany               640,301            64,595,046
                                                                                                                    ----------------
          BEVERAGES 3.0%
          Carlsberg AS, A ...............................................       Denmark                28,600             3,715,032
          Carlsberg AS, B ...............................................       Denmark               220,105            30,064,560
          Pernod Ricard SA ..............................................        France               246,821            53,865,248
                                                                                                                    ----------------
                                                                                                                         87,644,840
                                                                                                                    ----------------
          CAPITAL MARKETS 0.3%
          D. Carnegie & Co. AB ..........................................        Sweden               407,758             8,575,252
                                                                                                                    ----------------
          CHEMICALS 4.2%
          Koninklijke DSM NV ............................................     Netherlands             676,544            36,518,414
          Lanxess .......................................................       Germany               152,870             7,240,043
          Linde AG ......................................................       Germany               514,528            64,204,733
          Sika AG .......................................................     Switzerland               8,141            15,862,361
                                                                                                                    ----------------
                                                                                                                        123,825,551
                                                                                                                    ----------------
          COMMERCIAL BANKS 8.1%
          Aareal Bank AG ................................................       Germany               527,029            26,080,383
          ABN AMRO Holding NV ...........................................     Netherlands             480,032            25,294,996
          ABN AMRO Holding NV, ADR ......................................     Netherlands               3,700               194,250
        a Banco Popolare SpA ............................................        Italy                944,485            21,160,271
          BNP Paribas SA ................................................       France                500,510            54,775,271
          Danske Bank AS ................................................       Denmark               799,196            32,450,974
          Intesa Sanpaolo SpA ...........................................        Italy              2,492,646            19,249,039
          Societe Generale, A ...........................................       France                191,290            32,102,947
          Svenska Handelsbanken AB, A ...................................       Sweden                395,914            12,289,550
          Swedbank AB, A ................................................       Sweden                383,398            12,823,372
          Unione Di Banche Italiane SCPA ................................        Italy                153,175             4,117,648
                                                                                                                    ----------------
                                                                                                                        240,538,701
                                                                                                                    ----------------
          DISTRIBUTORS 0.8%
          Compania de Distribucion Integral Logista SA ..................        Spain                322,008            24,522,113
                                                                                                                    ----------------
          DIVERSIFIED FINANCIAL SERVICES 5.0%
          Deutsche Boerse AG ............................................       Germany               382,704            52,121,434
        b Fortis ........................................................       Belgium             1,472,790            43,372,141
        a Fortis, rts., 10/09/07 ........................................       Belgium             1,472,790             7,813,286
          Guinness Peat Group PLC .......................................   United Kingdom          9,258,918            13,758,511
          Investor AB, B ................................................       Sweden                138,331             3,553,225


46 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL EUROPEAN FUND                                                  COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
      a,c Marconi Corp., Contingent Distribution ........................   United Kingdom         28,582,000       $            --
          OMX AB ........................................................       Sweden                393,572            17,073,051
          Oslo Bors Holding ASA .........................................       Norway                340,000             9,018,400
                                                                                                                    ----------------
                                                                                                                        146,710,048
                                                                                                                    ----------------
          DIVERSIFIED TELECOMMUNICATION SERVICES 3.0%
  a,d,e,f AboveNet Inc. .................................................    United States             84,658             4,232,900
  a,c,d,f AboveNet Inc., Contingent Distribution ........................    United States          4,400,000                    --
    a,e,f AboveNet Inc., options to purchase (shares), exercise price
            $20.95, expiration date 9/09/13 .............................    United States                117                 4,990
  a,d,e,f AboveNet Inc., wts., 9/08/08 ..................................    United States              3,214               149,772
  a,d,e,f AboveNet Inc., wts., 9/08/10 ..................................    United States              3,781               164,095
          Koninklijke (Royal) KPN NV ....................................     Netherlands           2,465,171            42,784,613
          Telecom Italia SpA ............................................       Italy                  85,294               259,393
          Telefonica SA .................................................       Spain               1,432,795            40,110,155
                                                                                                                    ----------------
                                                                                                                         87,705,918
                                                                                                                    ----------------
          ELECTRIC UTILITIES 2.3%
          E.ON AG .......................................................       Germany               369,720            68,242,963
                                                                                                                    ----------------
          ENERGY EQUIPMENT & SERVICES 2.0%
        a Aker Drilling ASA .............................................       Norway              1,175,517             7,195,441
          Bourbon SA ....................................................       France                373,667            24,395,544
        a Compagnie Generale de Geophysique SA ..........................       France                 47,394            15,487,924
          Petroleum Geo-Services ASA ....................................       Norway                233,063             6,722,306
        a Seadrill Ltd. .................................................       Bermuda               266,180             5,986,483
                                                                                                                    ----------------
                                                                                                                         59,787,698
                                                                                                                    ----------------
          FOOD & STAPLES RETAILING 2.0%
          Carrefour SA ..................................................       France                857,030            60,047,201
                                                                                                                    ----------------
          FOOD PRODUCTS 7.6%
          Cadbury Schweppes PLC .........................................   United Kingdom          2,622,412            30,428,819
          CSM NV ........................................................     Netherlands             816,226            27,377,748
          Groupe Danone .................................................       France                646,940            50,927,583
          Koninklijke Numico NV .........................................     Netherlands             240,647            18,669,356
          Leroy Seafood Group ASA .......................................       Norway                348,693             7,955,416
      a,b Marine Harvest ................................................       Norway              7,424,923             9,447,799
          Nestle SA .....................................................     Switzerland             137,037            61,572,466
          Premier Foods PLC .............................................   United Kingdom          1,117,244             5,098,636
          Rieber & Son ASA ..............................................       Norway              1,548,350            15,293,374
                                                                                                                    ----------------
                                                                                                                        226,771,197
                                                                                                                    ----------------
          HEALTH CARE PROVIDERS & SERVICES 1.1%
          Rhoen-Klinikum AG .............................................       Germany             1,038,904            33,261,493
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 47

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL EUROPEAN FUND                                                  COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          HOUSEHOLD DURABLES 3.2%
          Hunter Douglas NV .............................................     Netherlands             369,725       $    33,217,684
          Koninklijke Philips Electronics NV ............................     Netherlands           1,381,234            62,343,467
                                                                                                                    ----------------
                                                                                                                         95,561,151
                                                                                                                    ----------------
          INDUSTRIAL CONGLOMERATES 4.4%
          C.I.R. SpA ....................................................        Italy              5,391,016            21,046,250
        f Orkla ASA .....................................................       Norway              2,445,205            43,677,334
          Siemens AG ....................................................       Germany               485,275            66,609,877
                                                                                                                    ----------------
                                                                                                                        131,333,461
                                                                                                                    ----------------
          INSURANCE 4.3%
          Allianz SE ....................................................       Germany               127,840            29,871,923
          Assicurazioni Generali SpA ....................................        Italy                313,073            13,778,169
    a,d,e Augsburg Re AG ................................................     Switzerland              17,909                    --
        a Lancashire Holdings Ltd. ......................................   United Kingdom          1,639,810            12,122,788
    a,d,e Olympus Re Holdings Ltd. ......................................    United States             16,080                21,387
          Resolution PLC ................................................   United Kingdom          1,175,848            16,435,125
          White Mountains Insurance Group Ltd. ..........................    United States             57,372            29,819,097
          Zurich Financial Services AG ..................................     Switzerland              86,626            25,991,521
                                                                                                                    ----------------
                                                                                                                        128,040,010
                                                                                                                    ----------------
          MACHINERY 4.6%
          AB SKF, B .....................................................       Sweden              2,060,828            43,419,689
          Aker Yards ASA ................................................       Norway                310,172             3,653,347
          Kone OYJ, B ...................................................      Finland                579,380            42,262,883
          Schindler Holding AG ..........................................     Switzerland             406,243            25,651,942
          Schindler Holding AG, Registered ..............................     Switzerland             352,315            22,276,962
                                                                                                                    ----------------
                                                                                                                        137,264,823
                                                                                                                    ----------------
          MARINE 1.8%
          A.P. Moller - Maersk AS .......................................       Denmark                 3,870            53,157,205
                                                                                                                    ----------------
          MEDIA 4.0%
          Eutelsat Communications .......................................       France              1,138,898            28,244,532
          JC Decaux SA ..................................................       France                619,833            21,771,537
        a Premiere AG ...................................................       Germany               702,674            15,151,501
          Virgin Media Inc. .............................................   United Kingdom          1,632,505            39,620,896
          WPP Group PLC .................................................   United Kingdom            990,271            13,415,695
                                                                                                                    ----------------
                                                                                                                        118,204,161
                                                                                                                    ----------------
          METALS & MINING 3.7%
        g Anglo American PLC ............................................   United Kingdom            896,078            60,312,983
        g ArcelorMittal .................................................     Netherlands             370,379            29,256,859
  d,e,h,i Globe Specialty Metals Inc., 144A .............................    United States          2,830,952            19,745,890
                                                                                                                    ----------------
                                                                                                                        109,315,732
                                                                                                                    ----------------


48 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL EUROPEAN FUND                                                  COUNTRY        RIGHTS/CONTRACTS           VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MULTI-UTILITIES 4.1%
          RWE AG ........................................................       Germany               489,204       $    61,421,443
          Suez SA .......................................................       France              1,021,201            60,146,625
                                                                                                                    ----------------
                                                                                                                        121,568,068
                                                                                                                    ----------------
          MULTILINE RETAIL 0.8%
          Jelmoli Holding AG ............................................     Switzerland               8,844            24,283,010
                                                                                                                    ----------------
          OIL, GAS & CONSUMABLE FUELS 4.6%
          BP PLC ........................................................   United Kingdom          2,260,780            26,255,802
          Eni SpA .......................................................       Italy                 361,200            13,387,639
  a,d,e,h Euro Wagon LP .................................................   Jersey Islands         16,127,149            20,728,933
          Ganger Rolf ...................................................       Norway                470,416            19,981,686
          Royal Dutch Shell PLC, A ......................................   United Kingdom            624,737            25,801,548
          Total SA, B ...................................................       France                364,598            29,647,732
                                                                                                                    ----------------
                                                                                                                        135,803,340
                                                                                                                    ----------------
          PAPER & FOREST PRODUCTS 0.4%
          Ahlstrom OYJ, A ...............................................       Finland               310,577             8,805,128
          Mondi Ltd. ....................................................    South Africa              98,470               983,388
          Mondi PLC .....................................................   United Kingdom            246,175             2,342,599
                                                                                                                    ----------------
                                                                                                                         12,131,115
                                                                                                                    ----------------
          PHARMACEUTICALS 2.9%
          Bristol-Myers Squibb Co. ......................................    United States            302,020             8,704,216
          Novartis AG ...................................................     Switzerland             728,306            40,200,739
          Sanofi-Aventis ................................................        France               429,079            36,335,190
                                                                                                                    ----------------
                                                                                                                         85,240,145
                                                                                                                    ----------------
          REAL ESTATE 0.9%
        d Canary Wharf Group PLC ........................................   United Kingdom            192,100             1,997,065
          Eurocastle Investment Ltd. ....................................   Guernsey Islands          413,110            14,298,335
          Patrizia Immobilien AG ........................................       Germany               581,622             8,891,716
                                                                                                                    ----------------
                                                                                                                         25,187,116
                                                                                                                    ----------------
          TEXTILES, APPAREL & LUXURY GOODS 0.0% j
          Christian Dior SA .............................................       France                  6,647               850,671
                                                                                                                    ----------------
          THRIFTS & MORTGAGE FINANCE 1.0%
          Hypo Real Estate Holding AG ...................................       Germany               526,464            30,031,612
                                                                                                                    ----------------
          TOBACCO 6.8%
          Altadis SA ....................................................        Spain                601,830            42,347,030
          British American Tobacco PLC ..................................   United Kingdom          2,259,606            81,015,467
          Imperial Tobacco Group PLC ....................................   United Kingdom          1,706,404            78,257,296
                                                                                                                    ----------------
                                                                                                                        201,619,793
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 49

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL EUROPEAN FUND                                                  COUNTRY        RIGHTS/CONTRACTS          VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          TRADING COMPANIES & DISTRIBUTORS 0.8%
          Kloeckner & Co. AG ............................................      Germany                328,293       $    22,589,620
                                                                                                                    ----------------
          TRANSPORTATION INFRASTRUCTURE 0.0% j
        a Groupe Eurotunnel SA, wts., 12/30/11 ..........................       France                444,134               145,677
                                                                                                                    ----------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
            (COST $1,803,213,974) .......................................                                             2,753,740,241
                                                                                                                    ----------------
          PREFERRED STOCKS 0.1%
          DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% j
        e PTV Inc., 10.00%, pfd., A .....................................   United Kingdom             46,841                46,841
                                                                                                                    ----------------
          MACHINERY 0.1%
          Jungheinrich AG, pfd. .........................................       Germany                43,239             1,957,805
                                                                                                                    ----------------
          TOTAL PREFERRED STOCKS (COST $896,716) ........................                                                 2,004,646
                                                                                                                    ----------------
          OPTIONS PURCHASED (COST $4,889,997) 0.1%
          PUT OPTIONS 0.1%
        a Dow Jones EUROSTOXXX 50, exercise price $4,060.26,
            expiration date 12/21/07, contracts .........................    United States             66,498             3,851,564
                                                                                                                    ----------------

                                                                                              ------------------
                                                                                              PRINCIPAL AMOUNT k
                                                                                              ------------------
          CORPORATE BONDS & NOTES 1.8%
      d,e Augsburg Re AG, zero cpn., 1/30/08 ............................     Switzerland             205,953                    --
          Groupe Eurotunnel SA, cvt.,
             3.00%, 7/28/08 .............................................       France                  8,000 EUR            23,901
             3.00%, 7/28/08 .............................................       France                  9,616 GBP            41,228
             3.00%, 6/28/09 .............................................       France                  8,000 EUR            23,103
             3.00%, 6/28/09 .............................................       France                  9,616 GBP            39,850
             3.00%, 7/28/10 .............................................       France              3,439,700 EUR         9,442,811
             3.00%, 7/28/10 .............................................       France              2,751,256 GBP        10,838,343
             6.00%, 7/28/10 .............................................       France              7,624,700 EUR        14,516,235
             6.00%, 7/28/10 .............................................       France              7,302,720 GBP        19,428,045
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $51,687,405) ..............                                                54,353,516
                                                                                                                    ----------------
          GOVERNMENT AGENCIES (COST $5,000,000) 0.2%
          FHLB, 5.22%, 11/14/07 .........................................    United States          5,000,000             5,001,295
                                                                                                                    ----------------
          TOTAL LONG TERM INVESTMENTS (COST $1,865,688,092) .............                                             2,818,951,262
                                                                                                                    ----------------


50 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             PRINCIPAL AMOUNT k/
          MUTUAL EUROPEAN FUND                                                  COUNTRY             SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
          SHORT TERM INVESTMENTS 5.0%
          GOVERNMENT AGENCIES (COST $81,291,965) 2.7%
      l,o FHLB, 10/01/07 - 2/15/08 .......................................    United States        81,917,000       $    81,355,014
                                                                                                                    ----------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.5%
          MONEY MARKET FUND (COST $14,357,506) 0.5%
        m Bank of New York Institutional Cash Reserve Fund, 5.48% ........    United States        14,357,506            14,357,506
                                                                                                                    ----------------
        n REPURCHASE AGREEMENT (COST $51,800,000) 1.8%
          Merrill Lynch & Co. Inc., 3.85%, 10/01/07 (Maturity Value
             $51,816,619) Collaterized by U.S. Government Agency
             Securities, 4.00% - 6.30%, 7/29/13 - 6/01/37 ................    United States        51,800,000            51,800,000
                                                                                                                    ----------------
          TOTAL SHORT TERM INVESTMENTS (COST $147,449,471) ...............                                              147,512,520
                                                                                                                    ----------------
          TOTAL INVESTMENTS (COST $2,013,137,563) 100.0% .................                                            2,966,463,782
          OPTIONS WRITTEN (0.1)% .........................................                                               (1,963,230)
          SECURITIES SOLD SHORT (0.0)% j .................................                                                 (894,995)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE
             CONTRACTS (1.6)% ............................................                                              (46,784,351)
          OTHER ASSETS, LESS LIABILITIES 1.7% ............................                                               48,717,860
                                                                                                                    ----------------
          NET ASSETS 100.0% ..............................................                                          $ 2,965,539,066
                                                                                                                    ================
          OPTIONS WRITTEN 0.1%
          METALS & MINING 0.1%
          Anglo American PLC, Dec. 32.00 Calls, 12/10/07 .................   United Kingdom           240,000       $     1,198,401
          Anglo American PLC, Dec. 34.00 Calls, 12/21/07 .................   United Kingdom           130,500               437,981
          ArcelorMittal, Dec., 54.00 Calls, 12/21/07 .....................     Netherlands             53,300               326,848
                                                                                                                    ----------------
          TOTAL OPTIONS WRITTEN (PREMIUMS $2,066,036) ....................                                          $     1,963,230
                                                                                                                    ----------------
          SECURITIES SOLD SHORT (PROCEEDS $780,529) 0.0% j

          TEXTILES, APPAREL & LUXURY GOODS 0.0% j
          LVMH Moet Hennessy Louis Vuitton ...............................       France                 7,465       $       894,995
                                                                                                                    ----------------


                                        Quarterly Statements of Investments | 51

Franklin Mutual Series Fund Inc.

--------------------------------------------------------------------------------
          MUTUAL EUROPEAN FUND
--------------------------------------------------------------------------------
See Selected Currency and Portfolio Abbreviations on page 58.

a Non-income producing for the twelve months ended September 30, 2007.

b A portion or all of the security is on loan as of September 30, 2007.

c Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $47,040,042, representing 1.59% of net assets.

e See Note 6 regarding restricted securities.

f See Note 8 regarding other considerations.

g A portion or all of the security is held in connection with written option contracts open at period end.

h See Note 7 regarding holdings of 5% voting securities.

i Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At September 30, 2007, the aggregate value of Rule 144A securities that have been deemed illiquid was $19,745,890, representing 0.67% of net assets.

j Rounds to less than 0.1% of net assets.

k The principal amount is stated in U.S. dollars unless otherwise indicated.

l The security is traded on a discount basis with no stated coupon rate.

m The rate shown is the annualized seven-day yield at period end.

n At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

o Security segregated with broker for securities sold short.


52 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL FINANCIAL SERVICES FUND                                        COUNTRY         SHARES/RIGHTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS 93.0%
          COMMON STOCKS AND OTHER EQUITY INTERESTS 90.5%
          CAPITAL MARKETS 7.6%
          Acta Holding ASA ...............................................       Norway             5,677,580       $    25,590,813
          D. Carnegie & Co. AB ...........................................       Sweden               794,550            16,709,585
          Legg Mason Inc. ................................................    United States            71,542             6,030,275
          Marfin Investment Group Holdings SA ............................       Greece               994,503             9,502,347
          Tullett Prebon PLC .............................................   United Kingdom         1,814,894            16,026,297
                                                                                                                    ----------------
                                                                                                                         73,859,317
                                                                                                                    ----------------
          COMMERCIAL BANKS 26.1%
          Aareal Bank AG .................................................       Germany              297,429            14,718,473
          Abington Bancorp Inc. ..........................................    United States           576,850             5,624,288
          ABN AMRO Holding NV ............................................     Netherlands            265,148            13,971,813
        a Alliance Bank & Trust Co. ......................................    United States           226,100             2,374,050
    a,b,c Atlantic Banc Holdings Inc. ....................................    United States           350,000             3,500,000
        a Banco Popolare SpA .............................................        Italy               357,133             8,001,219
          Banque Cantonale Vaudoise ......................................     Switzerland             41,840            18,781,272
          BNP Paribas SA .................................................       France               245,650            26,883,669
        a Centennial Bank Holdings Inc. ..................................    United States         1,333,807             8,536,365
      a,d Coast Financial Holdings Inc. ..................................    United States           527,780             1,340,561
          Danske Bank AS .................................................       Denmark              517,029            20,993,717
    a,b,c Elephant Capital Holdings Ltd. .................................        Japan                 2,167             1,978,134
    a,b,c First Chicago Bancorp ..........................................    United States           496,868             6,956,152
          First Community Bancorp ........................................    United States           365,031            19,970,846
          Intesa Sanpaolo SpA ............................................        Italy             1,926,362            14,876,006
          Intesa Sanpaolo SpA, di Risp ...................................        Italy               147,000             1,076,484
          MB Financial Inc. ..............................................    United States            88,570             3,060,094
          Mitsubishi UFJ Financial Group Inc. ............................        Japan             1,158,000            10,444,073
    a,b,c NCB Warrant Holdings Ltd., A ...................................        Japan                10,590               870,816
          Societe Generale, A ............................................       France               113,975            19,127,677
          Southern National Bancorp of Virginia Inc. .....................    United States           290,840             3,623,866
          Sumitomo Mitsui Financial Group Inc. ...........................        Japan                   741             5,773,440
          Svenska Handelsbanken AB, A ....................................       Sweden               278,531             8,645,869
          Swedbank AB, A .................................................       Sweden               219,136             7,329,361
          U.S. Bancorp ...................................................    United States           600,134            19,522,359
          Wachovia Corp. .................................................    United States            80,583             4,041,237
                                                                                                                    ----------------
                                                                                                                        252,021,841
                                                                                                                    ----------------
          COMMERCIAL SERVICES & SUPPLIES 1.9%
        a Comdisco Holding Co. Inc. ......................................    United States                98                 1,156
      a,e Comdisco Holding Co. Inc., Contingent Distribution .............    United States         5,095,072                    --
          Intrum Justitia AB .............................................       Sweden               846,790            13,175,443
        a Protection One Inc. ............................................    United States           370,533             4,972,553
                                                                                                                    ----------------
                                                                                                                         18,149,152
                                                                                                                    ----------------
          CONSUMER FINANCE 2.2%
    a,b,c Cerberus CG Investor I LLC .....................................    United States         1,000,000             1,049,700
    a,b,c Cerberus CG Investor II LLC ....................................    United States         1,000,000             1,049,700


                                        Quarterly Statements of Investments | 53

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL FINANCIAL SERVICES FUND                                        COUNTRY         SHARES/RIGHTS             VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          CONSUMER FINANCE (CONTINUED)
    a,b,c Cerberus CG Investor III LLC ...................................    United States           500,000       $       524,850
    a,b,c Cerberus FIM Investors Auto Finance LLC ........................    United States           935,171               746,771
    a,b,c Cerberus FIM Investors Commercial Finance LLC ..................    United States           119,496                95,422
    a,b,c Cerberus FIM Investors Commercial Mortgage LLC .................    United States           204,465               163,274
    a,b,c Cerberus FIM Investors Insurance LLC ...........................    United States           974,086               777,847
    a,b,c Cerberus FIM Investors Rescap LLC ..............................    United States         2,066,031             1,649,808
        a Conafi Prestito SpA ............................................        Italy               674,750             4,436,023
          SLM Corp. ......................................................    United States           147,960             7,349,173
        a White River Capital Inc. .......................................    United States           172,799             3,488,380
                                                                                                                    ----------------
                                                                                                                         21,330,948
                                                                                                                    ----------------
          DIVERSIFIED BANKS 0.5%
    a,b,c The Bankshares Inc. ............................................    United States           456,903             4,569,030
                                                                                                                    ----------------
          DIVERSIFIED FINANCIAL SERVICES 15.9%
          Banca Italease .................................................        Italy               144,761             2,704,412
          Bolsas Y Mercados Espanoles ....................................        Spain               165,309            10,264,432
          Citigroup Inc. .................................................    United States           188,240             8,785,161
          Deutsche Boerse AG .............................................       Germany              205,189            27,945,213
        f Fortis .........................................................       Belgium              989,934            29,152,532
        a Fortis, rts., 10/09/07 .........................................       Belgium              989,934             5,251,691
          Guinness Peat Group PLC ........................................   United Kingdom         5,439,414             8,082,828
          Hellenic Exchanges SA Holding ..................................       Greece               490,500            15,738,796
          KBC Ancora .....................................................       Belgium               71,124             7,966,307
          OMX AB .........................................................       Sweden               209,444             9,085,626
          Osaka Securities Exchange Co. Ltd. .............................        Japan                 1,023             4,524,105
          Oslo Bors Holding ASA ..........................................       Norway               911,000            24,164,008
                                                                                                                    ----------------
                                                                                                                        153,665,111
                                                                                                                    ----------------
          INSURANCE 14.7%
          Allianz SE .....................................................       Germany               32,892             7,685,758
        g AmTrust Financial Services Inc., 144A ..........................    United States           950,031            14,411,970
          Assicurazioni Generali SpA .....................................        Italy                87,487             3,850,254
    a,b,c Augsburg Re AG .................................................     Switzerland             10,745                    --
        a Berkshire Hathaway Inc., A .....................................    United States                93            11,021,430
        a Berkshire Hathaway Inc., B .....................................    United States               334             1,319,968
        a Conseco Inc. ...................................................    United States           149,880             2,398,080
      h,i Hartford Financial Services Group Inc. .........................    United States           102,720             9,506,736
    a,b,c Imagine Group Holdings Ltd. ....................................       Bermuda              551,589             6,279,841
        a Lancashire Holdings Ltd. .......................................   United Kingdom         1,216,268             8,991,627
    a,b,c Olympus Re Holdings Ltd. .......................................    United States             7,480                 9,948
        a Protector Forsikring ASA .......................................       Norway             3,487,000             7,567,499
          Prudential Financial Inc. ......................................    United States            46,220             4,510,148
          Resolution PLC .................................................   United Kingdom            28,086               392,565
          Security Capital Assurance Ltd. ................................       Bermuda              232,540             5,311,214
      b,c Symetra Financial ..............................................    United States           117,300            18,386,775
        i The Travelers Cos. Inc. ........................................    United States            81,913             4,123,500
        a Tower Australia Group Ltd. .....................................      Australia           3,567,505             7,252,550


54 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL FINANCIAL SERVICES FUND                                       COUNTRY                SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          INSURANCE (CONTINUED)
          White Mountains Insurance Group Ltd. .........................        United States              38,048     $  19,775,448
          Zurich Financial Services AG .................................         Switzerland               29,526         8,859,068
                                                                                                                      --------------
                                                                                                                        141,654,379
                                                                                                                      --------------
          MEDIA 1.4%
        g Maiden Holdings Ltd., 144A ...................................        United States           1,500,000        13,500,000
                                                                                                                      --------------
          MULTILINE RETAIL 0.3%
          Jelmoli Holding AG ...........................................         Switzerland                1,039         2,852,787
                                                                                                                      --------------
          REAL ESTATE 14.0%
        a Conwert Immobilien Invest AG .................................           Austria                652,828        12,065,734
          DIC Asset AG .................................................           Germany                349,893        12,220,079
        a Dolphin Capital Investors Ltd. ...............................   Virgin Islands (British)     4,606,000        13,290,587
          Eurocastle Investment Ltd. ...................................       Guernsey Islands           633,467        21,925,209
        a Francono Rhein-Main AG .......................................           Germany              1,377,430         4,439,438
        d Franconofurt AG ..............................................           Germany                499,260         7,013,148
          Gagfah SA ....................................................          Luxembourg              374,530         7,440,253
          JER Investors Trust Inc. .....................................        United States              84,280         1,049,286
          Link REIT ....................................................          Hong Kong             2,740,341         6,027,414
          Northern European Properties Ltd. ............................           Sweden               7,885,000         9,220,735
          Patrizia Immobilien AG .......................................           Germany                777,671        11,888,873
          Redwood Trust Inc. ...........................................        United States              83,300         2,767,226
  a,b,c,g Star Asia Finance Ltd., 144A .................................            Japan                 968,500        10,653,500
          Vivacon AG ...................................................           Germany                496,135        12,912,571
        a Zueblin Immobilien Holding AG ................................         Switzerland              251,355         2,170,204
                                                                                                                      --------------
                                                                                                                        135,084,257
                                                                                                                      --------------
          THRIFTS & MORTGAGE FINANCE 5.9%
          Hudson City Bancorp Inc. .....................................        United States           1,475,611        22,694,897
          Hypo Real Estate Holding AG ..................................           Germany                266,826        15,220,823
          Interhyp AG ..................................................           Germany                176,782        13,424,794
          Washington Mutual Inc. .......................................        United States             110,080         3,886,925
          Westfield Financial Inc. .....................................        United States             160,000         1,553,600
                                                                                                                      --------------
                                                                                                                         56,781,039
                                                                                                                      --------------
          TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $764,493,407) .......................................                                                873,467,861
                                                                                                                      --------------

                                                                                                      -------------
                                                                                                        CONTRACTS
                                                                                                      -------------
          OPTIONS PURCHASED 0.7%
          PUT OPTIONS 0.7%
        a Dow Jones EUROSTOXX 50, exercise price $365.00,
             expiration date 10/19/07, contracts .......................        United States             123,442            48,142
        a Financial Select Sector SPDR Fund, exercise price $30.00,
             expiration date 12/22/07, contracts .......................        United States               7,400           288,600


                                        Quarterly Statements of Investments | 55

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL FINANCIAL SERVICES FUND                                         COUNTRY          CONTRACTS               VALUE
------------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          PUT OPTIONS (CONTINUED)
        a Financial Select Sector SPDR Fund, exercise price $31.00,
             expiration date 12/22/07, contracts .........................    United States            14,300       $       715,000
        a Index basket consisting of 70% Dow Jones EUROSTOXX 50
             (exercise price $3,979.21), 30% S&P 500 Index (exercise
             price $1,350.54), expiration date 5/16/08, contracts ........    United States         2,500,000             5,450,000
                                                                                                                    ----------------
          TOTAL OPTIONS PURCHASED (COST $9,251,453) ......................                                                6,501,742
                                                                                                                    ----------------

                                                                                             ----------------
                                                                                             PRINCIPAL AMOUNT
                                                                                                  /SHARES
                                                                                             ----------------
          CORPORATE BONDS & NOTES 1.3%
      b,c Augsburg Re AG, zero cpn., 1/30/08 .............................     Switzerland   $        123,572                    --
      b,c Cerberus CG Investor I LLC, 12.00%, 7/31/14 ....................    United States         1,000,000             1,049,700
      b,c Cerberus CG Investor II LLC, 12.00%, 7/31/14 ...................    United States         1,000,000             1,049,700
      b,c Cerberus CG Investor III LLC, 12.00%, 7/31/14 ..................    United States           500,000               524,850
      b,c Cerberus FIM Investors Auto Finance LLC, 12.00%,
             11/22/13 ....................................................    United States         2,790,322             2,228,184
      b,c Cerberus FIM Investors Commercial Finance LLC, 12.00%,
             11/22/13 ....................................................    United States           358,487               286,266
      b,c Cerberus FIM Investors Commercial Mortgage LLC, 12.00%,
             11/22/13 ....................................................    United States           613,397               489,822
      b,c Cerberus FIM Investors Insurance LLC, 12.00%,
             11/22/13 ....................................................    United States         2,922,260             2,333,542
      b,c Cerberus FIM Investors Rescap LLC, 12.00%, 11/22/13 ............    United States         6,198,092             4,949,424
                                                                                                                    ----------------
          TOTAL CORPORATE BONDS & NOTES (COST $15,506,130) ...............                                               12,911,488
                                                                                                                    ----------------
          GOVERNMENT AGENCIES (COST $5,000,000) 0.5%
        h FHLB, 5.22%, 11/14/07 ..........................................    United States         5,000,000             5,001,295
                                                                                                                    ----------------
          TOTAL LONG TERM INVESTMENTS (COST $794,250,990) ................                                              897,882,386
                                                                                                                    ----------------
          SHORT TERM INVESTMENTS 7.3%
          GOVERNMENT AGENCIES (COST $24,132,569) 2.5%
        j FHLB, 10/09/07 - 3/26/08 .......................................    United States        24,341,000            24,144,156
                                                                                                                    ----------------
          INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES 0.9%
          MONEY MARKET FUND (COST $9,218,177) 0.9%
        k Bank of New York Institutional Cash Reserve Fund, 5.48% ........    United States         9,218,177             9,218,177
                                                                                                                    ----------------
          REPURCHASE AGREEMENT (COST $37,300,000) 3.9%
        l Merrill Lynch & Co. Inc., 3.85%, 10/01/07 (Maturity Value
             $37,311,967) Collateralized by U.S Government Agency
             Securities, 3.25% - 6.63%, 3/14/08 - 8/06/37 ................    United States        37,300,000            37,300,000
                                                                                                                    ----------------
          TOTAL SHORT TERM INVESTMENTS (COST $70,650,746) ................                                               70,662,333
                                                                                                                    ----------------


56 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

------------------------------------------------------------------------------------------------------------------------------------
          MUTUAL FINANCIAL SERVICES FUND                                         COUNTRY            CONTRACTS            VALUE
------------------------------------------------------------------------------------------------------------------------------------
       TOTAL INVESTMENTS (COST $864,901,736) 100.3% ......................                                          $   968,544,719
                                                                                                                    ----------------
          OPTIONS WRITTEN 0.0% m .........................................                                                  (11,300)
          NET UNREALIZED LOSS ON FORWARD EXCHANGE
             CONTRACTS (2.0)% ............................................                                              (18,925,271)
          OTHER ASSETS, LESS LIABILITIES 1.7% ............................                                               15,991,219
                                                                                                                    ----------------
          NET ASSETS 100.0% ..............................................                                          $   965,599,367
                                                                                                                    ================
          OPTIONS WRITTEN 0.0% m
          INSURANCE 0.0% m
          Hartford Financial Services Group Inc., Jan. 110 Calls,
             1/19/08 .....................................................    United States               109       $         5,450
          Travelers Cos. Inc., Jan. 60 Calls, 1/19/08 ....................    United States               195                 5,850
                                                                                                                    ----------------
          TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $34,696) ..............                                          $        11,300
                                                                                                                    ----------------

See Currency and Selected Portfolio Abbreviations on page 58.

a Non-income producing for the twelve months ended September 30, 2007.

b See Note 6 regarding restricted securities.

c Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2007, the aggregate value of these securities was $65,265,719, representing 5.87% of net assets.

d See Note 7 regarding holdings of 5% voting securities.

e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

f A portion or all of the security is on loan as of September 30, 2007.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2007, the aggregate value of these securities that have been deemed liquid was $27,911,170, representing 2.89% of net assets. The aggregate value of Rule 144A securities that have been deemed illiquid was $10,653,500, representing 1.10% of net assets.

h Security segregated with broker for securities sold short.

i A portion or all of the security is held in connection with written option contracts held at period end.

j The security is traded on a discount basis with no stated coupon rate.

k The rate shown is the annualized seven-day yield at period end.

l At September 30, 2007, all repurchase agreements had been entered into on September 28, 2007.

m Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                     See Notes to Statements of Investments.| 57

Franklin Mutual Series Fund Inc.

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

CURRENCY ABBREVIATIONS

CAD  - Canadian Dollar
EUR  - Euro
GBP  - British Pound
JPY  - Japanese Yen

SELECTED PORTFOLIO ABBREVIATIONS

ADR  - American Depository Receipt
FHLB - Federal Home Loan Bank
FRN  - Floating Rate Note
PIK  - Payment In Kind
SPDR - S&P Depository Receipt
REIT - Real Estate Investment Trust
VA   - Veterans Administration


58 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Mutual Series, Inc. is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company, consisting of six funds (Funds).

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Funds' pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in


                                        Quarterly Statements of Investments | 59

Franklin Mutual Series Fund Inc.

2. SECURITY VALUATION (CONTINUED)

determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Funds' Board of Directors.

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                -------------------------------------------------------
                                                  MUTUAL SHARES    MUTUAL QUALIFIED     MUTUAL BEACON
                                                      FUND               FUND                FUND
                                                -------------------------------------------------------
Cost of investments .........................   $ 20,988,109,703   $  4,432,201,808   $  6,199,412,681
                                                =======================================================

Unrealized appreciation .....................   $  5,957,701,692   $  2,169,451,877   $  2,146,727,089
Unrealized depreciation .....................       (877,571,088)      (142,255,191)      (270,761,725)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $  5,080,130,604   $  2,027,196,686   $  1,875,965,364
                                                =======================================================

                                                -------------------------------------------------------
                                                MUTUAL DISCOVERY    MUTUAL EUROPEAN   MUTUAL FINANCIAL
                                                      FUND               FUND           SERVICES FUND
                                                -------------------------------------------------------
Cost of investments .........................   $ 12,395,072,872   $  2,015,340,291   $    876,707,113
                                                =======================================================

Unrealized appreciation .....................   $  5,054,598,250   $    986,580,698   $    169,682,301
Unrealized depreciation .....................       (356,608,905)       (35,457,207)       (77,844,694)
                                                -------------------------------------------------------
Net unrealized appreciation (depreciation) ..   $  4,697,989,345   $    951,123,491   $     91,832,607
                                                =======================================================

4. SYNTHETIC EQUITY SWAPS

At September 30, 2007, the Funds had the following synthetic equity swaps outstanding:

MUTUAL EUROPEAN

-----------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF    NOTIONAL    UNREALIZED    UNREALIZED
CONTRACTS TO SELL                                              CONTRACTS      VALUE       GAIN          LOSS
-----------------------------------------------------------------------------------------------------------------
Fred Olsen Energy ASA
   (228.03 - 282.66 NOK) ...................................     169,512   $8,945,349   $       --   $(1,131,709)
                                                                                        -------------------------
     Net unrealized gain (loss) on synthetic equity swaps ...........................                $(1,131,709)
                                                                                        =========================


60 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS

At September 30, 2007, the Funds had the following forward exchange contracts outstanding:

MUTUAL SHARES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
    2,111,236,006   Japanese Yen ........................................   $  18,425,386     12/19/07   $  139,827   $          --

CONTRACTS TO SELL
    1,115,169,808   Norwegian Krone .....................................     191,728,353     10/09/07           --     (15,104,080)
       95,510,439   British Pound .......................................     193,217,617     10/10/07           --      (2,189,453)
      429,389,149   Swedish Krona .......................................      62,986,561     10/15/07           --      (3,694,890)
      349,108,656   Euro ................................................     473,492,096     10/18/07           --     (24,636,776)
    1,099,903,962   Danish Krone ........................................     201,475,329     10/23/07           --      (9,071,223)
      200,600,322   Euro ................................................     275,764,260     11/15/07           --     (10,623,506)
      831,333,952   Norwegian Krone .....................................     143,772,573     11/16/07           --     (10,366,777)
      415,668,240   Euro ................................................     561,845,818     11/26/07           --     (31,689,787)
      190,451,073   Euro ................................................     259,175,662     11/27/07           --     (12,775,156)
      315,749,614   Swiss Franc .........................................     264,431,915     12/07/07           --      (8,230,651)
      356,277,521   British Pound .......................................     722,917,100     12/10/07           --      (4,977,105)
      201,790,539   Euro ................................................     273,012,865     12/14/07           --     (15,184,206)
   23,782,035,517   Japanese Yen ........................................     196,871,155     12/19/07           --     (12,256,839)
      429,971,051   Euro ................................................     595,714,927      1/14/08           --     (18,537,768)
       86,854,547   Singapore Dollar ....................................      58,209,918      1/24/08           --        (744,512)
      128,058,772   Euro ................................................     177,881,824      2/13/08           --      (5,101,452)
      145,042,586   Euro ................................................     202,217,827      3/13/08           --      (5,077,108)
    5,600,000,000   Japanese Yen ........................................      49,645,390      3/19/08           --         (68,359)
    5,246,280,777   Japanese Yen ........................................      46,592,192      3/19/08       18,569              --
      105,800,000   Canadian Dollar .....................................     105,816,326      3/26/08           --        (719,570)
   27,286,183,575   Korean Won ..........................................      29,797,500      3/27/08           --        (190,833)
      335,998,386   Euro ................................................     474,097,202      4/24/08           --      (6,234,953)
                                                                                                         ---------------------------
  Unrealized gain (loss) on forward exchange contracts ..................                                   158,396    (197,475,004)
                                                                                                         ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............                                             $(197,316,608)
                                                                                                         ===========================

MUTUAL QUALIFIED FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
       21,104,611   Swedish Krona .......................................   $   3,243,709     10/15/07   $   33,705   $          --

CONTRACTS TO SELL
       10,100,334   British Pound .......................................      20,432,975     10/10/07           --        (231,537)
      266,971,158   Swedish Krona .......................................      39,161,529     10/15/07           --      (2,297,422)
       83,408,240   Euro ................................................     113,482,826     10/18/07           --      (5,528,983)
       51,324,491   Euro ................................................      70,528,581     11/15/07           --      (2,745,012)
    1,067,245,359   Norwegian Krone .....................................     184,552,917     11/16/07           --     (13,327,256)
       34,500,000   Euro ................................................      46,316,250     11/26/07           --      (2,946,543)
      125,051,510   Euro ................................................     170,078,202     11/27/07           --      (8,486,612)


                                        Quarterly Statements of Investments | 61

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL QUALIFIED FUND (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
      113,792,932   Swiss Franc .........................................   $  95,304,051     12/07/07   $       --   $  (2,960,749)
      105,461,353   British Pound .......................................     213,982,923     12/10/07           --      (1,480,314)
       86,232,375   Euro ................................................     116,782,173     12/14/07           --      (6,374,829)
    5,500,000,000   Japanese Yen ........................................      45,529,801     12/19/07           --      (2,834,602)
      127,336,407   Euro ................................................     176,274,955      1/14/08           --      (5,636,667)
       29,248,110   Singapore Dollar ....................................      19,602,084      1/24/08           --        (250,712)
       76,452,418   Euro ................................................     106,192,409      2/13/08           --      (3,050,509)
       64,600,000   Euro ................................................      89,758,470      3/13/08           --      (2,567,882)
    2,200,000,000   Japanese Yen ........................................      19,503,546      3/19/08           --         (26,856)
    2,500,064,571   Japanese Yen ........................................      22,203,060      3/19/08        8,849              --
       31,811,871   Canadian Dollar .....................................      31,824,601      3/26/08           --        (208,539)
   58,292,265,500   South Korean Won ....................................      63,657,500      3/27/08           --        (407,448)
       81,717,033   Euro ................................................     115,303,569      4/24/08           --      (1,516,393)
                                                                                                         ---------------------------
  Unrealized gain (loss) on forward exchange contracts ..................                                    42,554     (62,878,865)
                                                                                                         ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............                                             $ (62,836,311)
                                                                                                         ===========================

MUTUAL BEACON FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
       25,763,000   Swedish Krona .......................................   $   3,960,614     10/15/07   $   40,219   $          --

CONTRACTS TO SELL
      612,500,000   Norwegian Krone .....................................     105,305,836     10/09/07           --      (8,295,576)
       24,252,571   British Pound .......................................      49,062,951     10/10/07           --        (555,959)
      522,555,031   Swedish Krona .......................................      76,652,349     10/15/07           --      (4,497,180)
       99,440,800   Euro ................................................     134,400,781     10/18/07           --      (7,487,233)
      724,070,541   Danish Krone ........................................     132,765,497     10/23/07           --      (5,838,018)
      102,869,549   Euro ................................................     144,674,954     11/15/07           --      (2,187,124)
      514,210,797   Norwegian Krone .....................................      88,923,313     11/16/07           --      (6,417,576)
       56,000,000   Euro ................................................      75,180,000     11/26/07           --      (4,782,794)
      108,832,407   Euro ................................................     148,042,161     11/27/07           --      (7,362,906)
       35,488,368   Swiss Franc .........................................      29,726,422     12/07/07           --        (919,219)
      114,644,017   British Pound .......................................     232,631,093     12/10/07           --      (1,592,822)
       89,938,267   Euro ................................................     121,366,364     12/14/07           --      (7,083,391)
    7,400,000,000   Japanese Yen ........................................      61,258,278     12/19/07           --      (3,813,829)
       86,365,675   Euro ................................................     119,577,271      1/14/08           --      (3,803,939)
       75,736,488   Euro ................................................     105,591,455      2/13/08           --      (2,628,470)
       71,061,344   Euro ................................................      98,926,576      3/13/08           --      (2,634,332)
      700,000,000   Japanese Yen ........................................       6,205,674      3/19/08           --          (8,545)
    1,761,822,259   Japanese Yen ........................................      15,646,734      3/19/08        6,237              --
       24,695,221   Canadian Dollar .....................................      24,705,103      3/26/08           --        (161,887)


62 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL BEACON FUND (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
   21,047,832,300   Korean Won ..........................................   $  22,985,000      3/27/08   $       --   $    (147,200)
                                                                                                         ---------------------------
  Unrealized gain (loss) on forward exchange contracts ..................                                    46,456     (70,218,000)
                                                                                                         ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............                                             $ (70,171,544)
                                                                                                         ===========================

MUTUAL DISCOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
       35,838,221   Swedish Krona .......................................   $   5,507,091     10/15/07   $   58,361   $          --

CONTRACTS TO SELL
    1,560,689,259   Norwegian Krone .....................................     268,324,941     10/09/07           --     (21,138,738)
       47,428,524   British Pound .......................................      95,947,904     10/10/07           --      (1,087,238)
      838,312,546   Swedish Krona .......................................     122,970,676     10/15/07           --      (7,214,021)
      381,857,658   Euro ................................................     517,521,710     10/18/07           --     (27,335,376)
    1,755,857,665   Danish Krone ........................................     321,300,244     10/23/07           --     (14,810,717)
       33,565,253   New Zealand Dollar ..................................      25,324,983     11/08/07           --         (22,914)
      193,299,788   Euro ................................................     265,728,253     11/15/07           --     (10,236,880)
    1,221,650,142   Norwegian Krone .....................................     211,233,618     11/16/07           --     (15,275,066)
      368,886,205   Euro ................................................     498,114,279     11/26/07           --     (28,620,928)
      285,403,242   Euro ................................................     388,164,239     11/27/07           --     (19,371,636)
      466,044,975   Swiss Franc .........................................     390,111,554     12/07/07           --     (12,337,138)
      230,982,027   British Pound .......................................     468,678,969     12/10/07           --      (3,229,779)
      299,938,733   Euro ................................................     406,869,831     12/14/07           --     (21,502,403)
   17,059,060,571   Japanese Yen ........................................     141,217,389     12/19/07           --      (8,791,937)
      304,073,641   Euro ................................................     420,971,928      1/14/08           --     (13,424,882)
       75,351,354   Singapore Dollar ....................................      50,494,750      1/24/08           --        (651,634)
      114,640,497   Euro ................................................     159,235,650      2/13/08           --      (4,574,243)
      108,134,114   Euro ................................................     150,378,459      3/13/08           --      (4,166,869)
    7,500,000,000   Japanese Yen ........................................      66,489,362      3/19/08           --         (91,552)
    6,955,540,485   Japanese Yen ........................................      61,772,118      3/19/08       24,619              --
      167,884,085   Canadian Dollar .....................................     167,910,049      3/26/08           --      (1,141,761)
  112,073,520,525   South Korean Won ....................................     122,388,500      3/27/08           --        (783,660)
      184,379,206   Euro ................................................     260,160,894      4/24/08           --      (3,421,508)
                                                                                                         ---------------------------
  Unrealized gain (loss) on forward exchange contracts ..................                                    82,980    (219,230,880)
                                                                                                         ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............                                             $(219,147,900)
                                                                                                         ===========================


                                        Quarterly Statements of Investments | 63

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL EUROPEAN FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
       30,896,584   Norwegian Krone .....................................   $   56,39,969     11/16/07   $   88,630   $          --

CONTRACTS TO SELL
       20,191,032   British Pound .......................................      40,848,038     10/10/07           --        (461,271)
      360,765,384   Swedish Krona .......................................      52,919,928     10/15/07           --      (3,104,680)
       83,077,504   Euro ................................................     112,986,393     10/18/07           --      (5,553,503)
      207,540,420   Danish Krone ........................................      38,022,011     10/23/07           --      (1,705,931)
        6,601,021   New Zealand Dollar ..................................       4,957,957     11/08/07           --         (27,021)
      385,208,061   Norwegian Krone .....................................      66,606,192     11/16/07           --      (4,816,031)
      135,611,402   Euro ................................................     183,276,410     11/26/07           --     (10,364,066)
      124,896,120   Euro ................................................     169,866,610     11/27/07           --      (8,476,317)
      106,860,997   Swiss Franc .........................................      89,448,810     12/07/07           --      (2,829,984)
       54,164,410   British Pound .......................................     109,883,301     12/10/07           --        (777,512)
       33,802,568   Euro ................................................      45,464,011     12/14/07           --      (2,812,787)
       98,645,162   Euro ................................................     136,642,866      1/14/08           --      (4,280,707)
       81,338,589   Euro ................................................     114,577,050      2/13/08           --      (1,663,171)
                                                                                                         ---------------------------
  Unrealized gain (loss) on forward exchange contracts ..................                                    88,630     (46,872,981)
                                                                                                         ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............                                             $ (46,784,351)
                                                                                                         ===========================

MUTUAL FINANCIAL SERVICES FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
 CONTRACTS TO BUY
       60,649,639   Swedish Krona .......................................   $   9,312,518     10/15/07   $  105,991   $          --
        1,417,639   Euro ................................................       2,006,852     10/18/07       15,919              --

CONTRACTS TO SELL
          238,386   British Pound .......................................         480,213     10/10/07           --          (7,505)
        3,896,423   Australian Dollar ...................................       3,266,784     10/15/07           --        (189,668)
      300,273,742   Swedish Krona .......................................      44,046,484     10/15/07           --      (2,584,151)
       33,207,343   Euro ................................................      45,113,624     10/18/07           --      (2,268,577)
       87,425,931   Danish Krone ........................................      16,009,620     10/23/07           --        (725,684)
        5,659,477   New Zealand Dollar ..................................       4,270,075     11/08/07           --          (3,863)
       27,242,188   Euro ................................................      38,412,544     11/15/07           --        (479,862)
      253,675,796   Norwegian Krone .....................................      43,862,679     11/16/07           --      (3,171,876)
       19,000,000   Euro ................................................      25,507,500     11/26/07           --      (1,622,734)
       25,621,603   Euro ................................................      34,847,344     11/27/07           --      (1,738,513)
       22,777,062   Swiss Franc .........................................      19,077,059     12/07/07           --        (591,856)
       11,137,874   British Pound .......................................      22,591,830     12/10/07           --        (163,449)
       19,905,897   Euro ................................................      26,751,349     12/14/07           --      (1,678,236)
      911,525,000   Japanese Yen ........................................       7,545,737     12/19/07           --        (469,784)
       36,527,120   Euro ................................................      50,569,766      1/14/08           --      (1,612,541)
       23,692,454   Euro ................................................      32,908,819      2/13/08           --        (945,347)


64 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

5. FORWARD EXCHANGE CONTRACTS (CONTINUED)

MUTUAL FINANCIAL SERVICES FUND (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                               CONTRACT     SETTLEMENT   UNREALIZED     UNREALIZED
                                                                                AMOUNT         DATE         GAIN           LOSS
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (CONTINUED)
       20,000,000   Euro ................................................   $  27,789,000      3/13/08   $       --   $    (795,010)
      416,633,643   Japanese Yen ........................................       3,700,121      3/19/08        1,475              --
                                                                                                         ---------------------------
  Unrealized gain (loss) on forward exchange contracts ..................                                   123,385     (19,048,656)
                                                                                                         ---------------------------
   Net unrealized gain (loss) on forward exchange contracts .............                                             $ (18,925,271)
                                                                                                         ===========================

6. RESTRICTED SECURITIES

At September 30, 2007, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Directors as reflecting fair value, as follows:

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND
     772,412   AboveNet Inc. ................................................   10/02/01 - 9/07/07   $  36,065,732   $   38,620,600
      29,283   AboveNet Inc., wts., 9/08/08 .................................   10/02/01 - 9/07/07       3,354,118        1,364,588
      34,449   AboveNet Inc., wts., 9/08/10 .................................   10/02/01 - 9/07/07       3,603,181        1,495,087
       1,065   AboveNet Inc., options to purchase
                  (shares): exercise price $20.95,
                  expiration date 9/09/13 ...................................    4/17/06 - 9/08/06              --           45,422
  49,252,400   Cerberus CG Investor I LLC COM ...............................         7/26/07           49,252,400       51,700,244
  49,252,400   Cerberus CG Investor I LLC, 12.00%, 7/31/14 ..................         7/26/07           49,252,400       51,700,244
  49,252,400   Cerberus CG Investor II LLC ..................................         7/26/07           49,252,400       51,700,244
  49,252,400   Cerberus CG Investor II LLC, 12.00%, 7/31/14 .................         7/26/07           49,252,400       51,700,244
  24,626,200   Cerberus CG Investor III LLC .................................         7/26/07           24,626,200       25,850,122
  24,626,200   Cerberus CG Investor III LLC, 12.00%, 7/31/14 ................         7/26/07           24,626,200       25,850,122
  11,573,733   Cerberus FIM Investors Auto Finance LLC ......................         11/20/06          11,573,733        9,242,089
  34,533,170   Cerberus FIM Investors Auto Finance LLC, 11/22/13 ............         11/20/06          34,533,170       27,576,118
   1,478,887   Cerberus FIM Investors Commercial Finance LLC ................         11/20/06           1,478,887        1,180,950
   4,436,661   Cerberus FIM Investors Commercial Finance LLC,
                  12.00%, 11/22/13 ..........................................         11/20/06           4,436,661        3,542,851
   2,530,476   Cerberus FIM Investors Commercial Mortgage LLC ...............         11/20/06           2,530,476        2,020,686
   7,591,429   Cerberus FIM Investors Commercial Mortgage LLC, ..............         11/20/06           7,591,429        6,062,060
                  12.00%, 11/22/13
  12,055,348   Cerberus FIM Investors Insurance LLC .........................         11/20/06          12,055,348        9,626,678


                                        Quarterly Statements of Investments | 65

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND (CONTINUED)
  36,166,045   Cerberus FIM Investors Insurance
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06        $  36,166,045   $   28,880,034
  25,569,306   Cerberus FIM Investors Rescap
                  LLC .......................................................        11/20/06           25,569,306       20,418,114
  76,707,917   Cerberus FIM Investors Rescap
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06           76,707,917       61,254,340
   1,879,100   DecisionOne Corp. ............................................    3/12/99 - 7/18/00       1,313,384               --
   2,299,566   DecisionOne Corp., 12.00%,
                  4/15/10 ...................................................    3/12/99 - 7/18/07       8,793,510        2,299,566
     433,342   DecisionOne Corp., FRN, 10.34%,
                  5/12/09 ...................................................         7/09/07              433,342          433,342
   1,031,766   DecisionOne Corp., wts., 6/08/17 .............................         7/09/07                   --               --
      26,671   Elephant Capital Holdings Ltd. ...............................    8/29/03 - 3/22/07         950,326       24,344,268
      16,598   Esmark Inc. ..................................................         7/28/06           17,587,881       13,614,178
      61,740   Esmark Inc., 8.00%, cvt., pfd., A ............................   11/08/04 - 1/11/07      61,739,941       59,474,085
   6,069,096   International Automotive
                  Components Group Brazil LLC ...............................    4/13/06 - 8/21/06       3,632,064       48,006,549
   1,104,272   International Automotive
                  Components Group Japan LLC ................................    9/26/06 - 3/27/07       9,595,797        9,613,232
  25,796,752   International Automotive
                  Components Group LLC ......................................   1/12/06 - 10/16/06      25,809,409       25,796,752
   9,502,067   International Automotive
                  Components Group NA LLC ...................................         3/30/07            8,156,090        8,011,193
   5,851,000   International Automotive
                  Components Group NA LLC,
                  9.00%, 4/01/17 ............................................         3/30/07            5,938,765        5,851,000
   2,860,528   Kindred Healthcare Inc. ......................................    4/28/99 - 3/29/06      26,248,306       48,670,454
               Kindred Healthcare Inc., options
                  to purchase (shares):
       5,731      exercise price $18.15, expiration
                    date 7/17/11 ............................................    7/17/02 - 8/01/07              --               --
       1,720      exercise price $19.87, expiration
                    date 1/01/12 ............................................    1/01/03 - 8/01/07              --               --
       1,710      exercise price $6.94, expiration
                    date 1/01/13 ............................................    1/01/04 - 8/01/07              --           17,227
       1,276      exercise price $19.87, expiration
                    date 1/01/14 ............................................    1/01/05 - 8/01/07              --               --
         709      exercise price $21.33, expiration
                    date 1/10/15 ............................................    1/06/06 - 8/01/07              --               --
         354      exercise price $22.08, expiration
                    date 1/10/16 ............................................    1/09/07 - 8/01/07              --               --


66 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL SHARES FUND (CONTINUED)
  64,669,901      Motor Coach Industries
                  International Inc., FRN, 18.37%,
                  12/01/08 ..................................................   5/27/04 - 8/31/07    $  64,669,901   $   64,023,202
          12      Motor Coach Industries
                  International Inc., wts., 5/27/09 .........................        3/30/07                    --               --
     124,040   NCB Warrant Holdings Ltd., A .................................        12/16/05                   --       10,199,809
     202,380   Olympus Re Holdings Ltd. .....................................        12/19/01           20,238,000          269,165
   1,021,874   Owens Corning Inc. (restricted) ..............................  10/20/06 - 12/20/06      28,825,468       24,318,046
                  911,589 Owens Corning Inc., exercise price
                      $37.50, expiration date 1/02/08,
                      shares ................................................        1/03/07                95,400           86,601
     199,566   PTV Inc., 10.00%, pfd., A ....................................   12/07/01 - 3/06/02         598,698          199,566
   7,906,000   Wheeling-Pittsburgh Corp., cvt.,
                  6.00%, 11/15/08 ...........................................        3/16/07             7,906,000        7,906,000
                                                                                                                     ---------------
               TOTAL RESTRICTED SECURITIES (3.17% of Net Assets) .................................................   $  822,965,072
                                                                                                                     ===============
MUTUAL QUALIFIED FUND
     369,316   AboveNet Inc. ................................................   10/02/01 - 9/07/07   $  18,584,708   $   18,465,800
         510   AboveNet Inc., options to purchase
                  (shares), exercise price $20.95,
                  expiration date 9/09/13 ...................................   4/17/06 - 9/08/06               --           21,751
      13,684   AboveNet Inc., wts., 9/08/08 .................................   10/02/01 - 9/07/07       1,564,801          637,674
      16,099   AboveNet Inc., wts., 9/08/10 .................................   10/02/01 - 9/07/07       1,681,196          698,697
   6,600,000   Cerberus CG Investor I LLC ...................................        7/26/07             6,600,000        6,928,020
   6,600,000   Cerberus CG Investor I LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             6,600,000        6,928,020
   6,600,000   Cerberus CG Investor II LLC ..................................        7/26/07             6,600,000        6,928,020
   6,600,000   Cerberus CG Investor II LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             6,600,000        6,928,020
   3,300,000   Cerberus CG Investor III LLC .................................        7/26/07             3,300,000        3,464,010
   3,300,000   Cerberus CG Investor III LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             3,300,000        3,464,010
   3,462,696   Cerberus FIM Investors Auto
                  Finance LLC ...............................................       11/20/06             3,462,696        2,765,101
  10,331,832   Cerberus FIM Investors Auto
                  Finance LLC, 12.00%,
                  11/22/13 ..................................................       11/21/06            10,331,832        8,250,381
     442,462   Cerberus FIM Investors
                  Commercial Finance LLC ....................................       11/20/06               442,462          353,324
   1,327,385   Cerberus FIM Investors Commercial
                  Finance LLC, 12.00%,
                  11/22/13 ..................................................       11/20/06             1,327,385        1,059,970
     757,082   Cerberus FIM Investors Commercial
                  Mortgage LLC ..............................................       11/20/06               757,082          604,560
   2,271,248   Cerberus FIM Investors Commercial
                  Mortgage LLC, 12.00%,
                  11/22/13 ..................................................       11/20/06             2,271,248        1,813,682
   3,606,788   Cerberus FIM Investors Insurance
                  LLC .......................................................       11/20/06             3,606,788        2,880,165


                                        Quarterly Statements of Investments | 67

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND (CONTINUED)
  10,820,365   Cerberus FIM Investors Insurance
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06        $  10,820,365   $    8,640,494
   7,649,972   Cerberus FIM Investors Rescap
                  LLC .......................................................        11/20/06            7,649,972        6,108,809
  22,949,915   Cerberus FIM Investors Rescap
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06           22,949,915       18,326,425
   1,008,199   DecisionOne Corp. ............................................    3/12/99 - 7/18/00         700,978               --
   1,233,793   DecisionOne Corp., 12.00%,
                  4/15/10 ...................................................    3/12/99 - 7/18/07       2,480,756        1,233,793
     232,502   DecisionOne Corp., FRN, 10.34%,
                  5/12/09 ...................................................         7/09/07              232,502          232,502
     553,576   DecisionOne Corp., wts., 6/08/17 .............................         7/09/07                   --               --
      11,496   Elephant Capital Holdings Ltd. ...............................    8/29/03 - 3/22/07         409,627       10,493,308
       6,143   Esmark Inc. ..................................................         7/28/06            6,509,253        5,038,590
      22,849   Esmark Inc., 8.00%, cvt., pfd., A ............................   11/08/04 - 1/11/07      22,848,857       22,010,304
     659,105   First Chicago Bancorp ........................................        11/16/06            9,227,470        9,227,470
   2,814,856   Imagine Group Holdings Ltd. ..................................         8/31/04           28,828,348       32,047,136
   1,982,308   International Automotive
                  Components Group Brazil LLC ...............................    4/13/06 - 8/21/06       1,186,317       15,680,056
     307,801   International Automotive
                  Components Group Japan LLC ................................    9/26/06 - 3/27/07       2,674,756        2,679,560
   8,425,843   International Automotive
                  Components Group LLC ......................................   1/12/06 - 10/16/06       8,429,977        8,425,843
   2,533,800   International Automotive
                  Components Group NA LLC ...................................         3/30/07            2,174,885        2,136,247
   1,560,200   International Automotive
                  Components Group NA LLC,
                  9.00%, 4/01/17 ............................................         3/30/07            1,583,603        1,560,200
   1,444,624   Kindred Healthcare Inc. ......................................    4/28/99 - 3/29/06      13,176,151       24,579,555
               Kindred Healthcare Inc.,
                  options to purchase (shares):
       5,072      exercise price $18.15, expiration
                    date 7/17/11 ............................................    7/17/02 - 7/17/05              --               --
       1,523      exercise price $19.87, expiration
                    date 1/01/12 ............................................    1/01/03 - 1/01/06              --               --
       1,514      exercise price $6.94, expiration
                    date 1/01/13 ............................................    1/01/04 - 1/03/07              --           15,253
       1,129      exercise price $19.87, expiration
                    date 1/01/14 ............................................    1/01/05 - 1/03/07              --               --
         627      exercise price $21.33, expiration
                    date 1/10/15 ............................................    1/06/06 - 1/09/07              --               --
         313      exercise price $22.08, expiration
                    date 1/10/16 ............................................         1/09/07                   --               --


68 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL QUALIFIED FUND (CONTINUED)
  24,721,385   Motor Coach Industries International
                  Inc., FRN, 18.36%, 12/01/08 ...............................   5/27/04 - 8/31/07    $  24,721,385   $   24,474,171
           5   Motor Coach Industries International
                  Inc., wts., 5/27/09 .......................................        3/30/07                    --               --
      53,490   NCB Warrant Holdings Ltd., A .................................       12/16/05                    --        4,398,483
      97,300   Olympus Re Holdings Ltd. .....................................       12/19/01             9,730,000          129,409
     279,965   Owens Corning Inc. (restricted) ..............................  10/20/06 - 12/20/06       7,897,375        6,662,467
     249,750   Owens Corning Inc., exercise price
                  $37.50, expiration date 1/02/08,
                  shares ....................................................       12/20/06                26,137           23,726
      92,938   PTV Inc., 10.00%, pfd., A ....................................  12/07/01 - 3/06/02          278,814           92,938
     394,800   Symetra Financial ............................................        7/27/04            39,480,000       61,884,900
   2,926,000   Wheeling-Pittsburgh Corp., cvt.,
                  6.00%, 11/15/08 ...........................................        3/16/07             2,926,000        2,926,000
                                                                                                                     ---------------
               TOTAL RESTRICTED SECURITIES (5.31% of Net Assets) .................................................   $  341,218,844
                                                                                                                     ===============
MUTUAL BEACON FUND
     444,432   AboveNet Inc. ................................................  10/02/01 - 9/07/07    $  22,328,446   $   22,221,600
      16,857   AboveNet Inc., wts., 9/08/08 .................................  10/02/01 - 9/07/07        1,927,924          785,536
      19,829   AboveNet Inc., wts., 9/08/10 .................................  10/02/01 - 9/07/07        2,071,196          860,579
         613   AboveNet Inc., options to purchase
                  (shares), exercise price $20.95,
                  expiration date 9/09/13 ...................................   4/17/06 - 9/08/06               --           26,144
  18,089,600   Cerberus CG Investor I LLC ...................................        7/26/07            18,089,600       18,988,653
  18,089,600   Cerberus CG Investor I LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07            18,089,600       18,988,653
  18,089,600   Cerberus CG Investor II LLC ..................................        7/26/07            18,089,600       18,988,653
  18,089,600   Cerberus CG Investor II LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07            18,089,600       18,988,653
   9,044,800   Cerberus CG Investor III LLC .................................        7/26/07             9,044,800        9,494,327
   9,044,800   Cerberus CG Investor III LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             9,044,800        9,494,327
   4,250,824   Cerberus FIM Investors Auto Finance
                  LLC .......................................................       11/20/06             4,250,824        3,394,453
  12,683,413   Cerberus FIM Investors Auto Finance
                  LLC, 12.00%, 11/22/13 .....................................       11/21/06            12,683,413       10,128,213
     543,168   Cerberus FIM Investors Commercial
                  Finance LLC ...............................................       11/20/06               543,169          433,741
   1,629,506   Cerberus FIM Investors Commercial
                  Finance LLC, 12.00%,
                  11/22/13 ..................................................       11/20/06             1,629,506        1,301,226
     929,398   Cerberus FIM Investors Commercial
                  Mortgage LLC ..............................................       11/20/06               929,398          742,161


                                        Quarterly Statements of Investments | 69

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND (CONTINUED)
   2,788,196   Cerberus FIM Investors
                  Commercial Mortgage LLC,
                  12.00%, 11/22/13 ..........................................        11/20/06        $   2,788,196   $    2,226,486
   4,427,713   Cerberus FIM Investors Insurance
                  LLC .......................................................        11/20/06            4,427,713        3,535,706
  13,283,138   Cerberus FIM Investors Insurance
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06           13,283,138       10,607,117
   9,391,146   Cerberus FIM Investors Rescap
                  LLC .......................................................        11/20/06            9,391,146        7,499,206
  28,173,439   Cerberus FIM Investors Rescap
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06           28,173,439       22,497,618
   1,142,353   DecisionOne Corp. ............................................    3/12/99 - 7/18/00         793,798               --
   1,397,964   DecisionOne Corp., 12.00%,
                  4/15/10 ...................................................    3/12/99 - 7/18/07       2,810,371        1,397,964
     263,440   DecisionOne Corp., FRN, 10.34%,
                  5/12/09 ...................................................         7/09/07              263,440          263,440
     627,237   DecisionOne Corp. wts., 6/08/17 ..............................         7/09/07                   --               --
       7,869   Esmark Inc....................................................         7/28/06            8,338,296        6,454,390
      29,270   Esmark Inc., 8.00%, cvt., pfd., A ............................   11/08/04 - 1/11/07      29,270,244       28,196,026
      14,498   FE Capital Holdings Ltd.......................................    8/29/03 - 3/22/07         516,568       13,199,096
   1,157,143   First Chicago Bancorp ........................................        11/16/06           16,200,002       16,200,002
   2,387,711   International Automotive Components
                  Group Brazil LLC ..........................................    4/13/06 - 8/21/06       1,428,931       18,886,794
     378,194   International Automotive Components
                  Group Japan LLC ...........................................    9/26/06 - 3/27/07       3,286,434        3,292,365
  10,149,082   International Automotive Components
                  Group LLC .................................................   1/12/06 - 10/16/06      10,154,061       10,149,082
   3,163,200   International Automotive Components
                  Group NA LLC ..............................................         3/30/07            2,715,130        2,666,894
   1,947,800   International Automotive Components
                  Group NA LLC, 9.00%, 4/01/17...............................         3/30/07            1,977,017        1,947,800
   1,639,289   Kindred Healthcare Inc. ......................................    4/28/99 - 3/29/06      19,585,289       27,891,683
               Kindred Healthcare Inc., options
                  to purchase (shares):
       5,731      exercise price $18.15, expiration
                    date 7/17/11 ............................................    7/17/02 - 7/17/05              --               --
       1,720      exercise price $19.87, expiration
                    date 1/01/12 ............................................    1/13/03 - 1/01/06              --               --
       1,710      exercise price $6.94, expiration
                    date 1/01/13 ............................................    1/01/04 - 1/03/07              --           17,227
       1,276      exercise price $19.87, expiration
                    date 1/01/14 ............................................    1/04/05 - 1/03/07              --               --
         709      exercise price $21.33, expiration
                    date 1/10/15 ............................................    1/06/06 - 1/09/07              --               --
         354      exercise price $22.08, expiration
                    date 1/10/16 ............................................         1/09/07                   --               --


70 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL BEACON FUND (CONTINUED)
  32,005,297   Motor Coach Industries
                  International Inc., FRN, 18.36%,
                  12/01/08 ..................................................   5/27/04 - 8/31/07    $  32,005,297   $   31,685,244
           6   Motor Coach Industries
                  International Inc., wts., 5/27/09 .........................        3/30/07                    --               --
      67,420   NCB Warrant Holdings Ltd., A .................................       12/16/05                    --        5,543,947
     106,700   Olympus Re Holdings Ltd. .....................................       12/19/01            10,670,000          141,911
     347,643   Owens Corning Inc. (restricted) ..............................  10/20/06 - 12/20/06       9,806,465        8,273,034
     310,123   Owens Corning Inc., exercise price
                  $37.50, expiration date 1/02/08,
                  shares ....................................................        1/03/07                32,455           29,462
      29,737   PMG LLC ......................................................        3/22/04             2,081,593       15,433,528
     114,246   PTV Inc., 10.00%, pfd., A ....................................  12/07/01 - 3/06/02          342,738          114,246
     511,600   Symetra Financial ............................................        7/27/04            51,160,000       80,193,300
   3,748,000   Wheeling-Pittsburgh Corp., cvt.,
                  6.00%, 11/15/08 ...........................................        3/16/07             3,748,000        3,748,000
                                                                                                                     ---------------
               TOTAL RESTRICTED SECURITIES (5.73% of Net Assets) .................................................   $  456,928,487
                                                                                                                     ===============
MUTUAL DISCOVERY FUND
     336,239   AboveNet Inc. ................................................  10/02/01 - 9/07/07    $  16,879,887   $   16,811,950
         464   AboveNet Inc., options to purchase
                  (shares), exercise price $20.95,
                  expiration date 9/09/13 ...................................   4/17/06 - 9/08/06               --           19,789
      12,673   AboveNet Inc., wts., 9/08/08 .................................  10/02/01 - 9/07/07        1,506,203          590,562
      14,911   AboveNet Inc., wts., 9/08/10 .................................  10/02/01 - 9/07/07        1,843,189          647,137
      66,860   Augsburg Re AG ...............................................        5/25/06                66,860               --
     768,890   Augsburg Re AG, zero cpn.,
                  1/30/08 ...................................................        5/25/06               768,890               --
   7,903,600   Cerberus CG Investor I LLC ...................................        7/26/07             7,903,600        8,296,409
   7,903,600   Cerberus CG Investor I LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             7,903,600        8,296,409
   7,903,600   Cerberus CG Investor II LLC ..................................        7/26/07             7,903,600        8,296,409
   7,903,600   Cerberus CG Investor II LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             7,903,600        8,296,409
   3,951,800   Cerberus CG Investor III LLC .................................        7/26/07             3,951,800        4,148,204
   3,951,800   Cerberus CG Investor III LLC,
                  12.00%, 7/31/14 ...........................................        7/26/07             3,951,800        4,148,204
   6,498,835   Cerberus FIM Investors Auto
                  Finance LLC ...............................................       11/20/06             6,498,836        5,189,580
  19,390,926   Cerberus FIM Investors Auto
                  Finance LLC, 12.00%,
                  11/22/13 ..................................................       11/21/06            19,390,926       15,484,430
     830,418   Cerberus FIM Investors Commercial
                  Finance LLC ...............................................       11/20/06               830,419          663,122
   2,491,256   Cerberus FIM Investors Commercial
                  Finance LLC, 12.00%,
                  11/22/13 ..................................................       11/20/06             2,491,255        1,989,368


                                        Quarterly Statements of Investments | 71

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND (CONTINUED)
   1,420,903   Cerberus FIM Investors Commercial
                  Mortgage LLC ..............................................        11/20/06        $   1,420,903   $    1,134,648
   4,262,708   Cerberus FIM Investors Commercial
                  Mortgage LLC, 12.00%,
                  11/22/13 ..................................................        11/20/06            4,262,708        3,403,943
   6,769,270   Cerberus FIM Investors Insurance
                  LLC .......................................................        11/20/06            6,769,270        5,405,533
  20,307,811   Cerberus FIM Investors Insurance
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06           20,307,811       16,216,599
  14,357,573   Cerberus FIM Investors Rescap
                  LLC .......................................................        11/20/06           14,357,573       11,465,096
  43,072,719   Cerberus FIM Investors Rescap
                  LLC, 12.00%, 11/22/13 .....................................        11/20/06           43,072,719       34,395,289
     359,884   DecisionOne Corp. ............................................   9/28/99 - 7/18/00          273,004               --
     440,412   DecisionOne Corp., 12.00%,
                  4/15/10 ...................................................   10/29/99 - 7/18/07         924,375          440,412
      82,993   DecisionOne Corp., FRN, 10.34%,
                  5/12/09 ...................................................        7/09/07                82,993           82,993
     197,603   DecisionOne Corp., wts., 6/08/17..............................        7/09/07                    --               --
       7,661   Esmark Inc....................................................        7/28/06             8,117,891        6,283,782
      28,499   Esmark Inc., 8.00%, cvt., pfd., A ............................   11/08/04 - 1/11/07      28,498,737       27,452,833
      12,017   FE Capital Holdings Ltd.......................................   8/29/03 - 3/22/07          428,176       10,940,122
   8,758,216   Hancock Discovery LLC ........................................   3/06/97 - 7/20/98       10,913,951               --
   4,551,501   Imagine Group Holdings Ltd. ..................................        8/31/04            46,614,197       51,818,839
   3,204,016   International Automotive
                  Components Group Brazil LLC ...............................   4/13/06 - 8/21/06        1,917,450       25,343,767
     650,533   International Automotive
                  Components Group Japan LLC ................................   9/26/06 - 3/27/07        5,652,928        5,663,211
  13,618,870   International Automotive
                  Components Group LLC ......................................   1/12/06 - 10/16/06      13,625,552       13,618,870
   5,638,800   International Automotive
                  Components Group NA LLC ...................................        3/30/07             4,840,059        4,754,072
   3,472,200   International Automotive
                  Components Group NA LLC,
                  9.00%, 4/01/17 ............................................        3/30/07             3,524,283        3,472,200
   1,135,557   Kindred Healthcare Inc. ......................................   5/20/99 - 3/29/06       10,626,030       19,320,935


72 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUTUAL DISCOVERY FUND (CONTINUED)
               Kindred Healthcare Inc.,
                  options to purchase (shares):
       3,928      exercise price $18.15, expiration
                    date 7/17/11 ............................................   7/17/02 - 7/17/05    $          --   $           --
       1,175      exercise price $19.87, expiration
                    date 1/01/12 ............................................   1/01/03 - 1/01/06               --               --
       1,174      exercise price $6.94, expiration
                    date 1/01/13 ............................................   1/01/04 - 1/03/07               --           11,827
         878      exercise price $19.87, expiration
                    date 1/01/14 ............................................   1/01/05 - 1/03/07               --               --
         489      exercise price $21.33, expiration
                    date 1/10/15 ............................................   1/06/06 - 1/09/07               --               --
         246      exercise price $22.08, expiration
                    date 1/10/16 ............................................        1/09/07                    --               --
  29,135,718   Motor Coach Industries
                  International Inc., FRN, 18.36%,
                  12/01/08 ..................................................   5/27/04 - 8/31/07       29,135,718       28,844,361
           5   Motor Coach Industries
                  International Inc., wts., 5/27/09 .........................        3/30/07                    --               --
      55,890   NCB Warrant Holdings Ltd., A .................................       12/16/05                    --        4,595,835
      47,160   Olympus Re Holdings Ltd. .....................................       12/19/01             4,716,000           62,723
     600,722   Owen Corning Inc. (restricted) ...............................  10/20/06 - 12/20/06      16,945,428       14,295,682
     535,890   Owens Corning Inc., exercise price
                  $37.50, expiration date 1/02/08,
                  shares ....................................................       12/20/06                56,082           50,910
      86,280   PTV Inc., 10.00%, pfd., A ....................................  12/07/01 - 3/06/02          258,840           86,280
   3,649,000   Wheeling-Pittsburgh Corp., cvt.,
                  6.00%, 11/15/08 ...........................................        3/16/07             3,649,000        3,649,000
                                                                                                                     ---------------
               TOTAL RESTRICTED SECURITIES (2.20% of Net Assets) .................................................   $  375,687,744
                                                                                                                     ===============
MUTUAL EUROPEAN FUND
      84,658   AboveNet Inc. ................................................  10/02/01 - 9/07/07    $   3,946,436   $    4,232,900
       3,214   AboveNet Inc., wts., 9/08/08 .................................  10/02/01 - 9/07/07          365,831          149,772
       3,781   AboveNet Inc., wts., 9/08/10 .................................  10/02/01 - 9/07/07          392,580          164,095
         117   AboveNet., options to purchase
                  (shares), exercise price $20.95,
                  expiration date 9/09/13 ...................................   4/17/06 - 9/08/06               --            4,990
      17,909   Augsburg Re AG ...............................................        5/25/06                17,909               --
     205,953   Augsburg Re AG, zero cpn., 1/30/08 ...........................        5/25/06               205,953               --
  16,127,149   Euro Wagon LP ................................................  12/08/05 - 3/02/07        6,227,179       20,728,933
   2,830,952   Globe Specialty Metals Inc., 144A ............................   9/27/05 - 1/22/07       12,300,000       19,745,890
      16,080   Olympus Re Holdings Ltd. .....................................       12/19/01             1,608,000           21,387
      46,841   PTV Inc., 10.00%, pfd, A .....................................  12/07/01 - 3/06/02          140,523           46,841
                                                                                                                     ---------------
               TOTAL RESTRICTED SECURITIES (1.52% of Net Assets) ..................................................  $   45,094,808
                                                                                                                     ===============


                                        Quarterly Statements of Investments | 73

Franklin Mutual Series Fund Inc.

6. RESTRICTED SECURITIES (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/
SHARES/WARRANTS/                                                                   ACQUISITION
CONTRACTS      ISSUER                                                                 DATES               COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL FINANCIAL SERVICES
     350,000   Atlantic Banc Holdings Inc. .................................          2/01/07        $   3,500,000   $    3,500,000
      10,745   Augsburg Re AG ..............................................          5/25/06               10,745               --
     123,572   Augsburg Re AG, zero cpn., 1/30/08 ..........................          5/25/06              123,572               --
   1,000,000   Cerberus CG Investor I LLC ..................................          7/26/07            1,000,000        1,049,700
   1,000,000   Cerberus CG Investor I LLC, 12.00%,
                  7/31/14 ..................................................          7/26/07            1,000,000        1,049,700
   1,000,000   Cerberus CG Investor II LLC .................................          7/26/07            1,000,000        1,049,700
   1,000,000   Cerberus CG Investor II LLC, 12.00%,
                  7/31/14 ..................................................          7/26/07            1,000,000        1,049,700
     500,000   Cerberus CG Investor III LLC ................................          7/26/07              500,000          524,850
     500,000   Cerberus CG Investor III LLC, 12.00%,
                  7/31/14 ..................................................          7/26/07              500,000          524,850
     935,171   Cerebrus FIM Investors Auto Finance
                  LLC ......................................................         11/20/06              935,171          746,771
   2,790,322   Cerebrus FIM Investors Auto Finance
                  LLC, 12.00%, 11/22/13 ....................................         11/21/06            2,790,322        2,228,184
     119,496   Cerebrus FIM Investors Commercial
                  Finance LLC ..............................................         11/20/06              119,496           95,422
     358,487   Cerebrus FIM Investors Commercial
                  Finance LLC, 12.00%, 11/22/13 ............................         11/20/06              358,487          286,266
     204,465   Cerebrus FIM Investors Commercial
                  Mortgage LLC .............................................         11/20/06              204,465          163,274
     613,397   Cerebrus FIM Investors Commercial
                  Mortgage LLC, 12.00%, 11/22/13 ...........................         11/20/06              613,397          489,822
     974,086   Cerebrus FIM Investors Insurance LLC ........................         11/20/06              974,086          777,847
   2,922,260   Cerebrus FIM Investors Insurance LLC,
                  12.00%, 11/22/13 .........................................         11/20/06            2,922,260        2,333,542
   2,066,031   Cerebrus FIM Investors Rescap LLC ...........................         11/20/06            2,066,031        1,649,808
   6,198,092   Cerebrus FIM Investors Rescap LLC,
                  12.00%, 11/22/13 .........................................         11/20/06            6,198,092        4,949,424
       2,167   Elephant Capital Holdings Ltd. ..............................     8/29/03 - 3/22/07          77,220        1,978,134
     496,868   First Chicago Bancorp .......................................         11/16/06            6,956,152        6,956,152
     551,589   Imagine Group Holdings Ltd. .................................          8/31/04            5,649,099        6,279,841
      10,590   NCB Warrant Holdings Ltd., A ................................         12/16/05                   --          870,816
       7,480   Olympus Re Holdings Ltd. ....................................         12/19/01              748,000            9,948
     968,500   Star Asia Finance Ltd., 144A ................................     2/22/07 - 5/18/07       9,836,925       10,653,500
     117,300   Symetra Financial ...........................................          7/27/04           11,730,000       18,386,775
     456,903   The Bankshares Inc. .........................................          3/22/07            4,569,030        4,569,030
                                                                                                                     ---------------
               TOTAL RESTRICTED SECURITIES (7.47% of Net Assets) .................................................   $   72,173,056
                                                                                                                     ===============


74 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2007, were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                                       NUMBER OF SHARES/                        NUMBER OF SHARES/
                                       WARRANTS/CONTRACTS                      WARRANTS/CONTRACTS
                                        PRINCIPAL AMOUNT                        PRINCIPAL AMOUNT      VALUE AT             REALIZED
                                       HELD AT BEGINNING    GROSS     GROSS      HELD AT END OF        END OF   INVESTMENT CAPITAL
  NAME OF ISSUER                           OF YEAR        ADDITIONS REDUCTIONS       PERIOD            PERIOD     INCOME    GAIN
------------------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES FUND
  NON-CONTROLLED AFFILIATES
  AboveNet Inc. ......................            763,805     8,607         --            772,412 $ 38,620,600 $        -- $     --
  AboveNet Inc., Contingent
     Distribution ....................        106,869,000        -- 66,718,000         40,151,000           --          --  784,713
  AboveNet Inc., options to purchase
     (shares), exercise price $20.95,
     expiration date 9/09/13 .........              1,065        --         --              1,065       45,422          --       --
  AboveNet Inc., wts., 9/08/08 .......             25,659     3,624         --             29,283    1,364,588          --       --
  AboveNet Inc., wts., 9/08/10 .......             30,186     4,263         --             34,449    1,495,087          --       --
  Alexander's Inc. ...................            326,675        --         --            326,675  125,933,213          --       --
  Anchor Resources LLC ...............            123,013        --    123,013                 --           --          --  456,492
  Beazer Homes USA INC ...............                 -- 2,147,880         --          2,147,880   17,720,010     558,161       --
  Centennial Bank Holdings Inc. ......          3,845,467 1,886,367         --          5,731,834   36,683,738          --       --
  Community Health Systems Inc. ......                 -- 4,797,081         --          4,797,081  150,820,227          --       --
  DecisionOne Corp. ..................          1,879,100        --         --          1,879,100           --          --       --
  DecisionOne Corp., 12.00%,
     4/15/10 .........................          2,187,193   112,373         --          2,299,566    2,299,566     200,855       --
  DecisionOne Corp., FRN, 10.34%,
     5/12/09 .........................                 --   433,342         --            433,342      433,342      10,942       --
  DecisionOne Corp., wts., 6/08/17 ...                 -- 1,031,766         --          1,031,766           --          --       --
  Elephant Capital Holdings Ltd. .....             25,721       950         --             26,671   24,344,268          --       --
  Esmark Inc. ........................             16,598        --         --             16,598   13,614,178     398,352       --
  Esmark Inc., 8.00%, cvt., pfd., A ..             60,419     1,321         --             61,740   59,474,085   3,681,144       --
  Federal Signal Corp. ...............          3,360,800        --         --          3,360,800   51,621,888     604,944       --
  Florida East Coast Industries
     Inc. a ..........................          4,423,071 4,423,071         --                 --           --  95,715,255       --
  International Automotive Components
     Group Brazil LLC ................          6,069,096        --         --          6,069,096   48,006,549          --       --
  International Automotive Components
     Group Japan LLC .................            953,142   151,130         --          1,104,272    9,613,232          --       --
  International Automotive Components
     Group LLC .......................         25,796,752        --         --         25,796,752   25,796,752          --       --
  International Automotive Components
     Group NA LLC ....................                 -- 9,502,067         --          9,502,067    8,011,193          --       --
  International Automotive Components
     Group NA LLC,
     9.00%, 4/01/17 ..................                 -- 5,851,000         --          5,851,000    5,851,000          --       --
  Kindred Healthcare Inc. ............          2,860,528        --         --          2,860,528   48,670,454          --       --


                                        Quarterly Statements of Investments | 75

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF                         NUMBER OF
                                              SHARES/                          SHARES/
                                             WARRANTS/                        WARRANTS/
                                             CONTRACTS                        CONTRACTS
                                             PRINCIPAL                        PRINCIPAL
                                              AMOUNT                           AMOUNT
                                              HELD AT                          HELD AT     VALUE AT                    REALIZED
                                             BEGINNING    GROSS     GROSS      END OF       END OF      INVESTMENT     CAPITAL
  NAME OF ISSUER                              OF YEAR   ADDITIONS REDUCTIONS   PERIOD       PERIOD        INCOME        GAIN
----------------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES FUND (CONTINUED)
  NON-CONTROLLED AFFILIATES (CONTINUED)
  Kindred Healthcare Inc., options to
    purchase (shares):
    exercise price $18.15, expiration date
      7/17/11 .............................      7,640      2,357         --      9,997 $           -- $          -- $         --
    exercise price $19.87, expiration date
      1/01/12 .............................      2,292        707         --      2,999             --            --           --
    exercise price $6.94, expiration date
      1/01/13 .............................      1,714      1,272         --      2,986         30,082            --           --
    exercise price $19.87, expiration date
      1/01/14 .............................      1,136      1,094         --      2,230             --            --           --
    exercise price $21.33, expiration date
      1/10/15 .............................        473        765         --      1,238             --            --           --
    exercise price $22.08, expiration date
      1/10/16 .............................        473        146         --        619             --            --           --
  OPTI Canada .............................  4,085,890         --  4,085,890         --             --            --   39,924,103
  Tenet Healthcare ........................         -- 25,881,411         -- 25,881,411     86,961,541            --           --
  TVMAX Holdings Inc. .....................    257,217         --         --    257,217             --            --           --
  TVMAX Holdings Inc., PIK, 11.50%,
      11/30/07 ............................    446,378    121,970     15,392    552,956        387,069        41,911           --
  TVMAX Holdings Inc., PIK, 14.00%,
      11/30/07 ............................  1,385,745    154,841         --  1,540,586      1,078,410       152,561           --
  White Mountains Insurance Group
      Inc. ................................    729,657         --        200    729,457    379,135,276     4,376,742       59,070
                                                                                        ------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES
      (4.40% of Net Assets) ........................................................... $1,138,011,768 $ 105,740,866 $ 41,224,378
                                                                                        ==========================================
  MUTUAL QUALIFIED FUND
  NON-CONTROLLED AFFILIATES
  DecisionOne Corp. .......................  1,008,199         --         --  1,008,199 $      718,846 $          -- $         --
  DecisionOne Corp., 12.00%,
      4/15/10 .............................  1,173,501     50,292         --  1,223,793      1,223,793       107,764           --
  DecisionOne Corp., FRN, 10.34%,
      5/12/09 .............................         --    232,502         --    232,502        232,502         5,871           --
  DecisionOne Corp., wts., 6/08/17 ........         --    553,576         --    553,576             --            --           --
  Elephant Capital Holdings Ltd. ..........     11,087        409         --     11,496     10,493,308            --           --
  Esmark Inc. .............................      6,143         --         --      6,143      5,038,590       147,432           --
  Esmark Inc., 8.00%, cvt., pfd., A .......     22,360        489         --     22,849     22,010,304     1,425,798           --
  First Chicago Bancorp ...................    659,105         --         --    659,105      9,227,470            --           --
  Generale de Sante .......................  3,146,068         --  3,146,068         --             --            --   81,509,152
  Imagine Group Holdings Ltd. .............  2,814,856         --         --  2,814,856     32,047,136            --           --
  Imperial Capital Bancorp Inc. ...........    445,796         --         --    445,796     12,593,737       213,982           --
  Insun ENT Co. Ltd. ......................    687,953         --         --    687,953     18,266,235            --           --
  State National Bancshares Inc. ..........  1,375,000         --  1,375,000         --             --            --   30,937,500
  White River Capital Inc. ................    549,751         --         --    549,751     11,098,098            --           --
                                                                                        ------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES
      (1.91% of Net Assets) ........................................................... $  122,950,019 $   1,900,847 $112,446,652
                                                                                        ==========================================


76 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                        NUMBER OF                         NUMBER OF
                                          SHARES/                          SHARES/
                                         WARRANTS/                        WARRANTS/
                                         CONTRACTS                        CONTRACTS
                                         PRINCIPAL                        PRINCIPAL
                                          AMOUNT                           AMOUNT
                                          HELD AT                          HELD AT     VALUE AT                    REALIZED
                                         BEGINNING    GROSS     GROSS      END OF       END OF        INVESTMENT    CAPITAL
  NAME OF ISSUER                          OF YEAR   ADDITIONS REDUCTIONS   PERIOD       PERIOD          INCOME       GAIN
-------------------------------------------------------------------------------------------------------------------------------
  MUTUAL BEACON FUND
  CONTROLLED AFFILIATES a
  PMG, LLC ...........................      31,748         --      2,011     29,737 $   15,433,528   $        -- $   1,108,236
                                                                                    -------------------------------------------
  NON-CONTROLLED AFFILIATES
  Anchor Resources LLC ...............      69,184         --     69,184         --             -- b          --       256,739
  DecisionOne Corp. ..................   1,142,353         --         --  1,142,353             --            --            --
  DecisionOne Corp., 12.00%,
     4/15/10 .........................   1,329,650     68,314         --  1,397,964      1,397,964 b     122,104            --
  DecisionOne Corp., FRN, 10.34% .....          --    263,440         --    263,440        263,440         6,652            --
  DecisionOne Corp., wts., 6/08/17 ...          --    627,237         --    627,237             --            --            --
  Esmark Inc. ........................       7,869         --         --      7,869      6,454,390       188,856            --
  Esmark Inc., 8.00%, cvt., pfd., A ..      28,644        626         --     29,270     28,196,026     1,762,450            --
  Farmer Brothers Co. ................   1,033,896         --         --  1,033,896     25,723,332       341,186            --
  FE Capital Holdings Ltd. ...........      13,981        517         --     14,498     13,199,096            --            --
  First Chicago Bancorp ..............   1,157,143         --         --  1,157,143     16,200,002            --            --
  Florida East Coast Industries,
     Inc. ............................   1,967,636         --  1,967,636         --             -- b  42,579,643    76,241,294
                                                                                    -------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES ................................................. $   91,434,250   $45,000,890 $  76,498,033
                                                                                    -------------------------------------------
  TOTAL AFFILIATED SECURITIES
     (1.34% of Net Assets) ........................................................ $  106,867,778   $45,000,890 $  77,606,269
                                                                                    ===========================================

a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

b As of September 30, 2007, no longer an affiliate.

  MUTUAL DISCOVERY FUND
  CONTROLLED AFFILIATES a
  Hancock Discovery LLC ..............   8,758,216         --         --  8,758,216 $           --   $        -- $          --

  NON-CONTROLLED AFFILIATES
  Augsberg Re AG .....................      66,860         --         --     66,860             --            --            --
  Augsberg Re AG, zero cpn.,
     1/30/08 .........................     768,890         --         --    768,890             --            --            --
  CSM NV .............................   4,036,926         --         --  4,036,926    135,406,055     3,733,486            --
  Esmark Inc. ........................       7,661         --         --      7,661      6,283,782       183,864            --
  Esmark Inc., 8.00%, cvt., pfd., A ..      27,889        610         --     28,499     27,452,833     1,699,191            --
  Farmer Brothers Co. ................     904,637         --         --    904,637     22,507,369       298,530            --
  FE Capital Holdings Ltd. ...........      11,589        428         --     12,017     10,940,122            --            --
  Florida East Coast Industries
     Inc. ............................   2,247,600         --  2,247,600         --             -- b     362,987    73,404,159
  Imagine Group Holdings Ltd. ........   4,551,501         --         --  4,551,501     51,818,839            --            --
  International Automotive
     Components Group Brazil LLC .....   3,204,016         --         --  3,204,016     25,343,767            --            --
  International Automotive
     Components Group Japan LLC ......     561,502     89,031         --    650,533      5,663,211            --            --
  International Automotive
     Components Group NA LLC .........          --  5,638,800         --  5,638,800      4,754,072            --            --



                                        Quarterly Statements of Investments | 77

Franklin Mutual Series Fund Inc.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                         NUMBER OF                        NUMBER OF
                                          SHARES/                          SHARES/
                                         WARRANTS/                        WARRANTS/
                                         CONTRACTS                        CONTRACTS
                                         PRINCIPAL                        PRINCIPAL
                                          AMOUNT                           AMOUNT
                                          HELD AT                          HELD AT     VALUE AT                    REALIZED
                                         BEGINNING    GROSS     GROSS      END OF       END OF        INVESTMENT    CAPITAL
  NAME OF ISSUER                          OF YEAR   ADDITIONS REDUCTIONS   PERIOD       PERIOD          INCOME       GAIN
-------------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY FUND
    (CONTINUED)
  CONTROLLED AFFILIATES A
    (CONTINUED)
  International Automotive
    Components
    Group NA LLC, 9.00%, 4/01/17 .....          --  3,472,200         --  3,472,200 $    3,472,200   $ 6,944,400 $          --
  Kloeckner & Co. AG .................     506,310  2,149,284         --  2,655,594    182,729,630     2,677,897            --
  Potlatch Corp. .....................   3,582,320         --  3,050,478    531,842             -- b   2,181,170    16,530,164
  Torre Mayor Investments LP .........         170         --        170         --             -- b          --     4,463,512
                                                                                    -------------------------------------------
  TOTAL NON-CONTROLLED
    AFFILIATES .................................................................... $  476,371,880   $18,081,525 $  94,397,835
                                                                                    -------------------------------------------
  TOTAL AFFILIATED SECURITIES
    (2.79% of Net Assets) ......................................................... $  476,371,880   $18,081,525   $94,397,835
                                                                                    ===========================================
a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

b As of September 30, 2007, no longer an affiliate.

  MUTUAL EUROPEAN
  CONTROLLED AFFILIATES A
  Euro Wagon LP ......................  15,240,837    886,312         -- 16,127,149 $   20,728,933   $        -- $     807,679
                                                                                    -------------------------------------------
  NON-CONTROLLED AFFILIATES
  Globe Speciality Metals Inc.,
    144 A ............................   2,050,000    780,952         --  2,830,952     19,745,890            --            --
  Globe Speciality Metals Inc.,
    wts., 10/03/09, 144 A ............   4,100,000         --  4,100,000         --             --            --            --
                                                                                    -------------------------------------------
  TOTAL NON-CONTROLLED
    AFFILIATES .................................................................... $   19,745,890   $        -- $          --
                                                                                    -------------------------------------------
  TOTAL AFFILIATED SECURITIES
    (1.4% of Net Assets) .......................................................... $   40,474,823   $        -- $     807,679
                                                                                    ===========================================
a Issuer in which the Fund owns 25% or more of the outstanding voting securities.

  MUTUAL FINANCIAL SERVICES
  NON-CONTROLLED AFFILIATES
  Coast Financial Holdings Inc. ......          --    527,780         --    527,780 $    1,340,561   $        -- $          --
  Franconofurt AG ....................     309,280    189,980         --    499,260      7,013,148       203,232            --
  Integrated Alarm Systems a .........   1,277,700         --  1,277,700         --             --            --            --
                                                                                    -------------------------------------------
  TOTAL NON-CONTROLLED AFFILIATES
    (0.87% of Net Assets) ......................................................... $    8,353,709   $   203,232 $          --
                                                                                    ===========================================
a  Integrated Alarm Systems merged with Protection One Inc.


78 | Quarterly Statements of Investments

Franklin Mutual Series Fund Inc.

8. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

9. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

For information regarding the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 79










Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUND, INC.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
   -------------------------
   Jimmy D. Gambill
   Chief Executive Officer - Finance and Administration
   Date  November 27, 2007

By /s/GALEN G. VETTER
   -------------------------
   Galen G. Vetter
   Chief Financial Officer
   Date  November 27, 2007